Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to get tax docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	573285.23	5.375	3752.37		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2011	2/XX/2020	Yes	3/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called about ACH payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	397070.33	4.875	2454.87		2/XX/2020	1/XX/2020	2/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2012	2/XX/2020	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called about why the ACH payment was not taken from his account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	524517.6	5.75	4085.02		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2012	2/XX/2020	Yes	4/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	511312.98	5.25	3396.57		3/XX/2020	2/XX/2020	1/XX/2020	1/XX/2020		103.05	103.05	102.72	102.31	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	1/XX/2020	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	189299.01	5.125	2824.26		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		422.77	363.76	336.22	337.2	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	1/XX/2020	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			UTD							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to confirm payment due date is 11/XX/2019  and advised they are attempting to refinance, the servicer confirmed the next due date and informed the borrower outside Counsel will work on the refinance request and the borrower may call back in 2 weeks for Attorney information and the process may take 4-6 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 11/XX/2012 the account noted the property is located in a FEMA disaster area of Hurricane Sandy, no property damage was reported.	Yes	0	1000146.66	5.25	6605.74		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	2/XX/2020	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 12/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called regarding a refinance the servicer advised it may take 4-6 weeks and outside Counsel would be working on the request and they could call back in 2 weeks for updated Attorney information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 11/XX/2012 the account noted, the property is located in FEMA disaster area for Hurricane Sandy, no property damage was reported.	Yes	0	686249.38	4.875	4774.26		3/XX/2020	2/XX/2020	12/XX/2019	1/XX/2020		133.33	100	100	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	2/XX/2020	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 11/XX/2018 the account noted, the property is located in a FEMA disaster area for wildfires, flooding, mud and debris flow (DR-4407), no property damages were reported.	Yes	0	756214	5.25	4969.84		3/XX/2020	2/XX/2020	1/XX/2020	1/XX/2020		133.33	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 09/XX/2017 the account noted the property is located in a FEMA disaster area for Hurricane Irma, no property damage was reported.	Yes	0	1102167	5.125	7121.89		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	544256.19	5.5	3611.14		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			UTD							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	503910.63	4.99	3877.99		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 02/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	957995.66	4.99	6048.46		2/XX/2020	1/XX/2020	2/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			UTD							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	857915.6	5	5454.11		3/XX/2020	2/XX/2020	1/XX/2020	1/XX/2020		134.45	117.65	112.04	109.24	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			UTD							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1074367.59	4.865	6744.96		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to request a Verification of Mortgage and requested it to be faxed not mailed, the servicer processed and completed the request for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	556056.88	4.875	3467.38		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	12/XX/2019	Yes	12/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 02/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	537524.23	5.125	3392.15		2/XX/2020	1/XX/2020	2/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			UTD							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	581435.73	4.875	3572.16		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2012	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 02/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	477506.39	5	3356.38		2/XX/2020	1/XX/2020	2/XX/2020	1/XX/2020		106.44	106.51	106.54	106.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2012	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			UTD							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1197005.21	4.99	7493.55		2/XX/2020	1/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2012	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 09/XX/2017 the account noted the property is located in a FEMA disaster area for Hurricane Irma, and on 10/XX/2016 Hurricane Matthew, no property damage was reported.	Yes	0	681452.93	4.875	4231.03		3/XX/2020	2/XX/2020	1/XX/2020	1/XX/2020		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2012	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	62063.83	4.75	385.61		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	83.33	100	91.67	3	0	0	0	000000000000000000000111	No	No	N/A	N/A		No	No	Yes	8/XX/2005	9/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70440.39	3.625	289.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2003	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment, citing curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	250676.74	5	1413.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	N/A		No	No	Yes	12/XX/2006	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65170.13	3.87	431.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to schedule payment under repayment that was cited as bein kept on 09/XX/2019. Comment dated 08/XX/2019 borrower stated they completed a payment using the IVR today and wanted to schedule a postdated payment for 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	150432.49	2	537.97		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	N/A		No	No	Yes	3/XX/2004	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The authorized third party could not make a promise to pay and reviewed mortgage assistance option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 06-16646.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	154924.69	2	520.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Illness - Family	N/A		No	No	Yes	7/XX/2005	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	216234.55	4.125	1026.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98666.63	3.31	622.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138408.7	3.49	593.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.86	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2017.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	176204.53	6	1179.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	98.19	95.16	93.65	1	0	0	0	000000000000000000010000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	222769.4	2	696.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	A loan modification was completed 12/2017 advancing the due date from 11/XX/2016 to next due 01/XX/2018 and the P&I adjusted from $816.11 to $696.50.	100	104.16	102.77	102.08	0	0	0	3	000000000000000000000999	No	No	N/A	N/A		No	No	Yes	5/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	251897.33	4.625	1298.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	369049.28	4.875	1908.46		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		138.92	129.16	115.96	109.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	613000.64	5	3402.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  Case Number, Filing Date were not evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	331253.8	2	1090.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	118178.09	6.2	768.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.76	101.76	101.41	101.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	313032.61	2	1267.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000001000000000000	Yes	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	187884.26	4.115	854.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	96.75	3	0	0	0	000000000001011000000000	Yes	No	N/A	N/A		No	No	Yes	8/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 13-41738.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	41146.35	6.379	342.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	1	0	0	000000000000000012100001	No	No	N/A	N/A		No	No	Yes	6/XX/2005	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						10/XX/2013		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	122036.74	4.625	566.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	2	1	7	000000000000099987652321	No	No	UTD	UTD		No	No	Yes	9/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	93543.19	5.041	602.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	122.85	138.08	145.7	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	11/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	123159.91	5	666.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	107.5	114.26	117.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 14-22527.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	334030.52	5.11	1927.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called on 09/XX/2019 requesting assistance but could not complete the interview and does not have access to the website and was unwilling to offer a promise to pay, stating the RFD to be bankruptcy. Comment dated 12/XX/2018 borrower stated their modification is about to end and wanted to see about lowering their interest rate and associate informed borrower of the mod options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2008.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 09-18683.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	159974.49	3	619.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	97.68	93.81	91.88	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	2/XX/2010			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	91518.69	5.185	696.16		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64469.48	4.375	339.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	185327.24	5.25	1014.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	88156.71	7.25	657.51	-675.32	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.87	98.3	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0	N/A	-675.32					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	228196.24	4.875	1168.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	96.52	94.19	93.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 2/XX/2012.	Yes	0	221364.26	4.625	1096.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		94.91	93.63	93.21	93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56121.91	4.5	286.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.49	105.06	105.59	106.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Prior modification completed 04/2014	Yes	0	94849.32	4	594.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	1/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 09-05324.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.  Case closed on 09/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	227826.41	2	751.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.99	100.48	101.16	102.65	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 09-26283.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 05/XX/2015.  The case number and filing date were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	836379.66	2	2631.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.01	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	233281.07	5	1299.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	100	6	0	0	0	011110110000000000000000	Yes	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	114064.56	4.125	519.29		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	346281.56	5.18	2038.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	145273.78	3.875	656.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	103.54	102.66	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	198149.34	4.625	1000.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.98	105.96	105.95	105.79	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	282555.9	4.5	1373.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.06	100.06	100.08	100.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	232482.77	5	1238.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	184676.65	5	1060.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	251686.64	4.474	1235.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	8/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-49199.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.  Case closed on 03/XX/2012
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	178694.8	6.5	1486.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	223372.37	2	793.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-40080.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 08/XX/2010.	Yes	0	264936.58	5	1516.9		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	91002.36	5.25	568.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	483089.28	2	1714.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	102079.92	4.5	739.2		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		1420.46	769.38	550.94	446.19	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	182833.01	4.625	918.81		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	393356.85	2	1298.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	203248.13	4.375	1092.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called with a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	206726.16	6.05	1641.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-13651.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	195776.44	4.52	1396.1		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	5/XX/2012			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Call received from borrower to inquire about the recast and stated they can pay $40,000.00 run DL. Associate informed they opened a work order and once they reach the investors sheel they will receive a letter. Borrower stated they would need to go over it with co borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	356578.01	4.75	2166.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	303884.79	4.75	1623.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 06/XX/2010 cites borrower is disabled and not working.	Yes	0	236152.07	4.875	1240.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	3/XX/2019	No		No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-17672.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	61242.68	11.025	594.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 08-26610.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	254817.36	5.125	1445.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-41989.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 04/2012; previous damages resolved with inspection, completed 100%.	Yes	0	106083.19	4.5	518.8		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						8/XX/2012		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	191092.73	5.05	1010.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	178493.62	3	663.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000001000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	182732.59	4.875	1026.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.07	100.17	100.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	290163.57	3.5	1225.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	98.88	97.01	96.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	243564.21	3.375	964.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.15	101.08	100.72	100.54	1	0	0	0	000000000000000010000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  An authorized 3rd party called in to discuss the a previous payment that was sent in.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	145912.81	5.124	825.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.36	84.31	90.34	120.29	0	13	0	0	000000000002222222222222	Yes	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64531.79	2	223.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	101	100.67	100.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	294354.83	5.125	1647.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		110.11	105.06	103.37	102.53	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-34394.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	232895.23	3	903.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.36	90.72	89.17	88.4	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	538270.63	3.875	2431.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	237802.41	2	734.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	6	3	0	000000000000000333222222	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 18-13376.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	59623.9	6.5	553.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		116.67	108.34	105.56	108.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	204841.87	2	693.54		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		114.42	92.95	111.22	112.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called for an estimated payoff. Comment dated 11/XX/2018 borrower called requesting the balance of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	170451.14	5.547	1003.03		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	394437.06	4.875	1617.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.88	102.88	102.81	102.52	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	264408.82	3.625	1173.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		97.37	94.74	93.86	93.43	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Recast offer was mailed on 10/XX/2018.	Yes	0	192074.65	3.375	843.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.43	98.3	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-12968.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	360071.52	4.5	1828.55		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	203973.43	4.375	1005.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make promise to pay for 1096.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	134051.13	4.75	753.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.52	1	0	0	0	000000000001000000000000	Yes	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	87719.68	4.75	522.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.06	100.04	100.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70801.46	4.9	535.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	176067.82	9.125	1750.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.19	98.79	3	0	0	0	000000000000000000000111	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	132664.77	4.5	662.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	161583.45	4.375	802.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.03	100.01	100.01	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	274302.42	4.375	1224.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	3	1	6	000000000000087765432221	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a payment on the account and state the reason for delay was due to death in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72142.3	3.625	313.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86064.92	4.5	483.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.46	100.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	178419.95	4.75	706.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.23	102.25	102.26	102.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 01/XX/2009, the loan was modified.	Yes	0	86809.55	10	875.38		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-15666.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70492.1	3.625	329.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	304185.74	7.8	2630.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made payment by phone on 9/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	371434.14	3.375	1476.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 10/XX/2012, the loan was modified.	Yes	0	547412.55	4.875	2228.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	123055.79	4.875	639.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81824.98	10.8	869.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	100	5	0	0	0	000100000000000000011101	Yes	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	134353.73	4	671.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	12/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-04371.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	121517.63	2.875	435.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	A loan modification was completed 01/2018 advancing the due date from 07/XX/2017 to next due 02/XX/2018 and the P&I adjusted from $1108.50 to $435.72.	100	100	100	100	0	0	0	4	000000000000000000006554	No	No	N/A	N/A		No	No	Yes	4/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	281417.42	4.75	1113.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	102864.87	4.875	515.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	90687.69	5	678.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-15285.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	33547.65	6.25	355.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	85478.4	4.75	500.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	301724.76	3.49	1320.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	8/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	114700.3	4.5	626.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	182176.92	2	663.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	112.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	544349	4.25	2643.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.47	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 06/XX/2012, the loan was modification was completed.	Yes	0	218830.29	3.75	970.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	329218.96	5	2096.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.16	100.16	100.16	100.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower's attorney called and stated that the borrower is going to retain the property and continue making monthly payments. The agent advised that the online access will be locked during the bankruptcy and provided payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 19-15160.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  The case was discharged 09/XX/2019 and the closing order date was 09/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66307.53	4.75	400.47		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	130723.87	4.5	635.52		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	12/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	168926.99	4.23	1116		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		144.8	132.62	121.74	118.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	246237.19	5	1367.31		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100.22	100.25	100.19	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138359.49	4.5	672.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A non-monitored claim insurance claim was filed for hurricane damage sustained on 09/XX/2017.  A recovery check for $5,622.52 was branch endorsed on 03/XX/2019.  No indication of completed repairs was cited.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 07/XX/2010, the loan was modified. Per comments dated 03/XX/2019, the property was damaged by a hurricane on 09/XX/2017.	Yes	0	159178.07	4.75	881.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	139451.91	4	589.2	-261.16	9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		382.87	241.44	194.29	170.72	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances	0	Yes	-261.16		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	344682.77	5	1884.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	43042.25	4.5	195.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	100	0	2	6	3	000000000000065433332323	No	No	N/A	N/A		No	No	Yes	12/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53563.96	4.375	262.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	1/XX/2015	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	39394	5.125	391.04		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		99.58	99.16	99.02	98.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2010	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	22209.73	4	102.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56134.8	5.375	543.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	99.34	98.23	97.67	4	0	0	0	000000000000000101100001	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Associate spoke with borrower and task was open to refund borrower the double payment they made on the website by accident.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	33441.72	5.125	318.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		132.05	132.69	132.9	133.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	9/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	40897.68	4.75	359.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		68.91	87.08	94.39	96.71	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2004.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	76318.52	4	379.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 09/XX/2017.	100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	26065.93	5.5	224.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	97.95	96.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 06/XX/2015, loan modification was completed.	Yes	0	32120.6	2	109.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.38	148.08	132.22	124.29	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2011	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58396.87	5.25	294.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	4	000000000000000000007765	No	No	N/A	N/A		No	No	Yes	12/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	117513.07	8	1147.47		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	83.33	99.23	90.7	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	No		No	Not Employed	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	41250.73	3.5	221.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	286.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86002.06	7.25	801.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.36	98.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	140561.75	7.5	930.84	-214.05	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 02/XX/2018.	100	100	100	100	1	1	3	0	000000000000000000033321	No	No	N/A	N/A		No	No	Yes	12/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances			-214.05					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number 16-12108.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2016.  Amended proof of claim was filed on 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	117057.8	3	440.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	95.45	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						10/XX/2016		No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	60012.67	4.125	260.61	-217.13	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Modification effective 9/XX/2017.	100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2015	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-217.13					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	210553.91	4.5	1109.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2010	5/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-13348.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	379693.33	2	1208.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		106.71	116.59	119.88	121.52	2	0	0	0	000000000000000000000011	No	No	N/A	N/A		No	No	Yes	9/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	627484.93	5	2614.53		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-29194.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	240752.43	2	767.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	279439.71	4.375	1370.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	11/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	237075.09	5.25	1718.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.03	83.38	98.99	89.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	420994.51	4.375	1876.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	11	000000000000099999999998	No	No	N/A	N/A		No	No	Yes	1/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	377641.58	4.75	1494.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	5	2	0	0	000000000000122101100010	No	No	N/A	N/A		No	No	Yes	6/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	206980.96	5.375	1515.62		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		103.81	101.61	100.73	103.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	521515.58	4.75	2064.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called regarding the status of the insurance, the servicer verified the premium was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	947135.74	5	4975.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	6/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	459634.23	4.5	2322.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to check both accounts and stated they would call back if they had any questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	100424.31	5.5	731.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	98.9	97.05	96.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-31918.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	171147.44	4.5	781.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.44	103.04	102.57	101.93	0	2	2	7	000000000000099987652332	No	No	N/A	N/A		No	No	Yes	10/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No									No								No							No	No	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	91173.69	5	484.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	97.38	95.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Verbal de-authorization was received to remove Informative Research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	92416.62	3.375	419.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		123.85	123.85	122.15	121.3	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2011	9/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	196923.13	4.625	1052.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	A loan modification was completed 05/2018 advancing the due date from 09/XX/2017 to next due 06/XX/2018 and the P&I adjusted from $1496.53 to $1052.74.	100	100	100.04	100.06	1	0	1	7	001000000000000088876543	Yes	No	N/A	N/A		No	No	Yes	9/XX/2012	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129249.44	3.375	498.07		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100	100	100	2	0	0	0	000000000000000110000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 06/XX/2018.	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	323048.8	5.625	2427.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	97.97	96.19	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-40240.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  Case closed  on 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	252182.56	2	816.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	87721.52	5.125	539.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125285.05	4.75	733.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	155223.41	3	604.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	93.04	90.72	89.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2010	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Associate spoke with borrower, who stated the RFD was due to excessive obligations that have been resolved and scheduled payment. Comment dated 12/XX/2018 borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	147555.06	3.75	625.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.62	2	0	0	0	010000000010000000000000	Yes	No	N/A	N/A		No	No	Yes	1/XX/2012	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-12619.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	118981.53	3.375	458.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	7	000000000000000009998765	No	No	N/A	N/A		No	No	Yes	3/XX/2011	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94020.55	3.75	453.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2012	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1571511.49	3.5	6579.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	96.63	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-43422.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	83544.6	4.375	472.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.76	105.76	105.76	105.76	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						3/XX/2011		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	128928.75	5.625	960.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	97.94	96.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152779.79	4.875	767.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000001000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Foreclosure action on this loan was closed and billed on 06/XX/2013 due to a loan modification.	Yes	0	142666.61	2.25	804.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		112.43	110.36	109.67	107.25	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	151133.33	4.875	864.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000010000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	45340.78	5.558	363.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-00022.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	95883.18	8.875	948.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	99.62	98.98	98.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	22361.48	4.125	250.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.13	100.07	100.04	100.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	926898.85	3.875	3868.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 02/XX/2018.	100	100	100	100	1	0	0	0	000000000000000000010000	No	No	N/A	N/A		No	No	Yes	3/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 14-00568.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2014.  The proof of claim was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	49965.75	9.5	408.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2011	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						6/XX/2014		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	239979.5	7.75	1721.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	173165.23	6.475	1017.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	1	7	000000000000000088876543	No	No	N/A	N/A		No	No	Yes	3/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	108325.72	9.9	1146.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	11	0	0	0	000000000000011111111111	No	No	N/A	N/A		No	No	Yes	4/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-14869.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	172093.13	4.5	1209.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An insurance claim for damages was filed prior to the review period for damages. The date of loss was 01/XX/2017.The repairs were completed by 10/XX/2018.	Yes	0	239335.53	4.5	1086.17	6484.79	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified in 7/2018.	100	100	100	83.33	2	1	4	1	000000000000001043333210	No	No	N/A	N/A		No	No	Yes	4/XX/2010	10/XX/2019	Yes	10/XX/2019	No	Retired	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A			0				No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	36112.43	4.875	226.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	327335.6	2	1065.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2012	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	27259.32	9.99	367.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2000	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party called in to inquire claim process and was advised of claim balance and final inspection requirement. Customer stated the property was not fully repaired and that there was additional damage. Customer was advised to contact the insurance company for additional claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  From 04/XX/2018 to  03/XX/2019, borrower submitted an insurance claim for collateral damage on 07/XX/2006. Some repairs were made but borrower has not complied with final inspection requirement. The case was closed and will be reopen once contact can be established with borrower.  The damage repair amount is estimated at $25,580.10.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	180536.27	4.75	920.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 01/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	120953.71	3.25	542.83		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 03/XX/2018.	133.33	116.67	111.11	108.33	2	0	0	6	000000000000000110999999	No	No	N/A	N/A		No	No	Yes	3/XX/2013	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	47390.44	7.99	442.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	308748.03	3.375	1277.75	-3490.23	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		99.57	97.55	96.66	96.22	0	0	0	11	000000000000099999999999	No	No	N/A	N/A		No	No	Yes	12/XX/2010	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances			-3490.23					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	314289.81	4.5	2209.56		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	100	1	1	1	2	000000000000000005432100	No	No	N/A	N/A		No	No	Yes	8/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	199386.03	2	638.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated that the other borrower takes care of the payment and will have that borrower call back about the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	116825.22	5.25	781.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	4	0	0	0	000000000001000100000011	Yes	No	N/A	N/A		No	No	Yes	4/XX/2012	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	95439.24	3	655.36		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		354.31	227.16	184.77	162.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	377960.11	4.5	1727.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Modified 7/18	100.63	100.32	100.21	91.82	0	1	1	8	000000000000008777765432	No	No	N/A	N/A		No	No	Yes	10/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	735429.29	5.125	5190.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	90.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	184698.12	5.125	1370.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	99.1	98.79	98.64	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	521921.09	4	2256.45	887.7	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified in 1/2018.	100	100	100	100.08	3	0	0	0	000000000000000000001110	No	No	N/A	N/A		No	No	Yes	12/XX/2009	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A			0				No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-19129.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	45893.53	6.75	430.7		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	23604.04	4.75	257.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	28828.2	10.75	413.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called about payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	23572.49	4.375	260.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000100000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	142806.85	4.75	565.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	46136.59	5.25	320.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	63649.22	3.625	263.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower requested assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-17455.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.  Case terminated on 01/XX/2013. Motion for relief was referred on 08/XX/2012 but not filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	786895.28	3	3076.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-21723.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is evidence of reaffirmation.  Reaffirmation was filed on 03/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	166607.63	5	1251.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	9/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74691.29	4.375	425.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112621.33	5	598.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2006 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86867.94	4.375	397.2		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-28099.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  Case terminated on 09//XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	232198.96	2	765.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.99	100.53	100.36	100.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 14-13346.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2014.  Relief was granted 11/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	178694.03	5.125	1318.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.61	100.76	100.81	100.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						11/XX/2014		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	269358.53	4.75	1391.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.03	100.04	100.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2000.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	30072.29	4.5	323.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	37349.35	8.525	468.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	115134.52	4.625	764.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	41666.27	12.275	615.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	161815.75	4.75	893.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	93128.69	5.25	718.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.18	100.29	100.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	2/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	139950.87	5.195	1074.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-11555.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	716083.79	3	2797.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	200944.79	5.3	1558.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-16489.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	104910.25	4.875	621.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	237181.06	2	785.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.55	102.55	102.55	102.55	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72110.92	5.55	567.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.06	100.98	101.43	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96672.44	5.55	767.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		135.57	136.67	114	111.49	7	0	0	0	011110100000000000010100	Yes	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review scope; on 02/XX/2017.	Yes	0	166584.18	3	617.89		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94815.27	3.5	383.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	1	1	4	000000000000000000654327	No	No	N/A	N/A		No	No	Yes	9/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10--32631.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	22151.49	9.75	292.59		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-31592.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75629.19	4.75	604.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	136.79	196.57	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-24329.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  Case terminated on 12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70170.45	6.65	594.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.49	100.32	100.26	100.2	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	142357.06	8.275	981.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-80832.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.  Case terminated on 09/XX/2011
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	192048.86	6.6	1718.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.07	102.07	102.38	102.65	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower authorized a payment in the amount of $1018.57; effective 03/XX/2019 and 04/XX/2019; via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	130343.74	5.494	1018.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Unemployment	UTD		No	No	Yes	11/XX/2007	9/XX/2019	Yes	3/XX/2019	No	Employed-New Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106716.34	3	395.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	34842.77	9.4	351.52		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58415.58	5.125	436.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		148.29	139.28	131.18	1488.29	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2012	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	38884.45	4.25	205.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.48	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2019	No		No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66859.08	5.81	533.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	248653.73	4.75	1845.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81381.82	4.125	570.01		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.98	100.21	100.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	73543.74	2.125	234.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66295.2	5.625	351.24		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	2	1	0	0	000000000000000000121000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	9/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower updated auto-draft payment information with monthly draft starting on 11/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-27949.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The case was closed 11/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	34531.67	10.1	542.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.76	102.76	102.76	102.76	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	8/XX/2019	Yes	10/XX/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	159300.43	4.125	748.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.03	100.02	99.77	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower promised to make a payment in the amount of $3018.43 by 12/XX/2018 via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope on 08/XX/2018.	Yes	0	512989.54	4.625	2368.56	-702.83	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	2	4	5	000000000000065443324332	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-702.83					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	92687.74	5.25	712.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower accepted payment plan and promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	136184.96	6.375	834.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	4	6	1	0	000000000000122232221110	No	No	N/A	N/A		No	No	Yes	9/XX/2005	2/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay, citing their hardship as resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	43553.57	4.9	349.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.73	105.73	105.74	105.75	1	0	0	0	000010000000000000000000	Yes	No	Payment Disputes	Resolved		No	No	Yes	12/XX/2005	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	539419.09	4.5	2737.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	137103.23	4.625	743.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.01	100	100.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in reference to procedure/process review for COL wind for DOL 05/XX/2017. Associate informed borrower all checks were endorsed and released in the amount of $17,380.00 and servicer needs the adjusters estimate for final inspection and claim is closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-12037.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2016.  Case terminated on 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	172692.73	4.5	887.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.56	105.81	105.78	108.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	154883.57	4.25	805.89	-1229.22	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Verified the cash velocity for the months of 09/2017 and 10/2017 as accurate due to a principal curtailment and its subsequent reversal.	100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances			-1229.22					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	30062.48	4.25	312.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.99	101.69	101.62	101.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71521.23	5.325	647.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to request a final inspection for existing claim. On 01/XX/2019 the an inspection resulted in 99% completion was reported. Entry ceiling needs to be painted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-17343.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope on 08/XX/2018.	Yes	0	174745.5	4.375	778.95	814.96	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	7	000000000000099876543210	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75575.19	3.875	704.13		8/XX/2019	7/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86934.21	8.525	642.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	4	000000000000000000006554	No	No	N/A	N/A		No	No	Yes	12/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	739070	2	2349.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	14428.63	2	45.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	87165.64	6.75	748.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	355197.37	5	2735.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65505.53	10.425	816.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	In 08/2018 the due date advanced from 08/XX/2018 to next due 09/XX/2018.	100	100	88.91	92.36	9	0	0	0	000000000000011110111110	No	No	N/A	N/A		No	No	Yes	2/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called about canceling payment made through automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112813.08	6.99	963.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.41	101.21	100.8	103	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	93701.03	7.05	852.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71871.01	4.875	449.13		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.9	100.56	100.48	100.46	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-21177.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	102408.08	8.125	938.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	99.59	98.91	98.22	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	164408.08	4.875	896		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		211.61	202	186.6	164.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called regarding their insurance and called was warmed transferred to insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	83169.39	6.25	505.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Paystring verified correct 01/2018; modification completed 01/XX/2018, due date did not roll until following month.	100	100	100	100	1	1	2	0	000000000000000000033210	No	No	N/A	N/A		No	No	Yes	9/XX/2006	7/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	235140.01	2	773.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70257.07	4	644.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	106.89	105.17	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72771.53	7.55	539.45		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	150890.82	7.35	1316.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.06	100.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99594.64	5.25	748.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	162039.53	4.75	828.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.41	102.41	102.41	102.41	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94064.55	4.25	448.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	99.74	9	0	0	0	000000000111001100001111	Yes	No	N/A	N/A		No	No	Yes	3/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	220396.98	3.5	890.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	109.05	1	0	0	0	000000000000100000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	54013.58	9.9	552.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	92981.1	8.25	857.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of death could not be determined from the comments.	Yes	0	181151.89	3.25	703.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	500187.01	3.875	2296.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	117856.59	4.5	562.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.85	99.71	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	131301.42	3.25	511.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	49051.27	9.25	692.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-12734.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	188624.75	3	702.98		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	171914.39	5.191	1285.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-10563.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.  Case terminated 08/XX/2012. Prior chapter 7 case #11-50586 discharged on 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	116258.53	6.375	948.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.45	105.45	105.45	105	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	85231.43	4	700.65		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		107.14	121.36	128.52	123.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98314.46	5.125	530.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.57	100.57	100.57	92.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	20582.7	10.3	244.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	149303.89	6.85	1333.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.64	110.71	107.14	105.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-15891.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	185052.31	3.5	787.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.88	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Associate contacted borrower who informed they wuld be accepting the pre-qualified offer. On 11/XX/2018 borrower scheduled payment to accept the deferment offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	108273.43	6.75	904.24	-189.09	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.54	100.77	100.51	100.44	4	0	0	0	000000000011110000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	12/XX/2007	10/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Extension	11/XX/2018	MOD	Yes	No	Yes	Extension	No		Deferment processed with the effective date of 12/XX/2018.	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-189.09					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	69442.49	8.5	695.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.19	107.19	107.19	107.19	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106520.75	5.25	831.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	44098.68	4.125	259.75		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.87	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-22078.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	156074.36	2	605.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	4	0	0	0	000000000000000000011110	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66502.3	5.25	544.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	99.06	97.5	96.72	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2012	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower requested assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-17885.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  Amended proof of claim was filed due to attorney error.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	192687.15	4.625	1026.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	140.59	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	2/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	351264.3	4.625	1777.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 05/XX/2018 borrower requested a waiver for their PMI payment. Modification analysis shows PMI was included dated 08/XX/2015.	Yes	0	492340.08	2	1592.15		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	379041.99	4.5	1936.62	-545.48	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		101.55	117.44	100.52	100.39	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-545.48					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-12746.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	499450.57	4.5	2518.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	212758.89	5.375	1574.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	290121.19	2	898.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	A loan modification was completed 06/2018 advancing the due date from 01/XX/2018 to next due 07/XX/2018 and th P&I adjusted from $1454.04 to $898.25.	100	103.58	105.68	105.72	0	3	1	5	000000000000000555443222	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	297713.1	5.25	2182.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.97	96.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	417220.2	3	1663.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	95.45	99.1	95.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	185010.19	2	575.37	-439.52	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	100	100	1	1	1	0	000000000000000000003210	No	No	N/A	N/A		No	No	Yes	8/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-439.52					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	178670.14	5	1018.45		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party inquired as to when taxes are paid and promised to make a payment by the 30th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim was filed on 10/XX/2018. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 10/XX/2018.	Yes	0	406306.84	4.25	2666.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	Resolved		No	No	Yes	7/XX/2009	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No				Yes	Lapsed					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	385776.61	2	1270.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower stated payment had been submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125495.35	4.5	887.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	281211.3	4.625	1482.79		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	373695.09	5.25	2648.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.93	96.78	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 11.  The bankruptcy was filed under case number 15-26350.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	623109.74	3	2314.83		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	2/XX/2019	Chapter 11	7/XX/2015	15-26350			No	No								No							No	No	N/A				No																						4/XX/2017		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	362076.83	4.625	1812.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.22	100.61	100.41	100.3	1	0	0	0	000000000000000100000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	242673.5	4.75	1258.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	301615.48	2	961.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	183485.76	4.875	1039.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-10708.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	230321.99	5	1673.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.37	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 17-13233.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	536056.99	2	1693.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	109.84	106.56	104.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	151626.87	4.375	743.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	1/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-14143.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	235899.21	5.125	1337.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	2083445.88	5.625	15570.68		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	87.86	88.59	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower accepted a promise to pay and stated the reason for default was due to curtailment of income and excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	909804.62	4	4200.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	116.67	2	4	5	3	000000000013233322216543	Yes	No	Curtailment of Income	Temporary		No	No	Yes	7/XX/2009	10/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-80737.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	215032.39	3	843.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.36	90.72	89.17	88.4	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	82701.19	3	311.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		112.83	112.83	112.83	112.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower set up payment of $1,200.00 to cure the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	139643.76	3.75	676.58		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		103.54	103.54	103.15	110.99	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2010	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	67534.55	5.25	609.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	98.81	98.01	97.61	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	602745.79	5.375	4372.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	99.07	99.31	99.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	162492.96	5	886.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1315899.57	2	4098.27	8076.84	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0	No			0				No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138843.64	5.25	1039.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	6/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	50176.16	2	168.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	104.93	106.37	107.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	54019.46	9	553.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	99.51	99.19	98.66	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in regards to filing claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Per comments 10/XX/2018 the borrower filed a claim and payments of $3,179.82 and $485.55 were received and endorsed and released to the borrower as the claim was non-monitored. The details of the damage and status of the repairs is not evident.  The damage repair amount is estimated at $3,665.37.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53874.66	4.12	257.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Due date advances from 11/XX/2018 to 01/XX/2019 per pay history, with only one payment made.	100	100	99.49	99.23	7	0	0	0	000000000101111100001000	Yes	No	N/A	N/A		No	No	Yes	3/XX/2009	6/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			Yes	Modification	12/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 12/XX/2018	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129835.8	5.125	959.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		110.11	110.12	110.63	110.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	151656.86	4.75	785.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-40316.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	356391.24	4.5	1752.9	-1722.12	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	0	000000000000000000000321	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances		Yes	-1722.12					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81011.2	7.5	734.18		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	108.33	1	0	0	0	000000001000000000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to make a payment loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	218926.42	5.125	1614.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.61	100.76	100.81	100.83	1	1	1	2	000000000000000000543210	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states borrower called in and was advised of the exception request results.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	829946.81	5.125	6121.83	0	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.61	100.76	100.81	100.83	1	1	1	3	000000000000000000654321	No	No	N/A	N/A		No	No	Yes	7/XX/2009	9/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	281100.2	4.75	1471.38		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	535598.95	5.125	3951.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.57	101.42	101.55	101.65	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-13167.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	120607.25	4.75	883.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.05	100.1	100.07	100.05	1	1	1	0	000000000000000000003210	No	No	N/A	N/A		No	No	Yes	6/XX/2009	6/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	121075.23	4.875	876.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 03/XX/2018	100.73	101.1	101.1	101.13	1	1	1	2	000000000000000000443210	No	No	N/A	N/A		No	No	Yes	1/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	197176.78	3	737.07	-185	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	3	000000000000000000654321	No	No	N/A	N/A		No	No	Yes	2/XX/2011	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-185					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	147038.88	5	1068.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.13	100.44	100.44	99.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-40285.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	130329.63	4.625	687		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	168825.19	5.375	1256.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.61	1	1	1	2	000000000000000000543210	No	No	N/A	N/A		No	No	Yes	6/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	87475.11	6.75	726.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000001000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	590508.63	5.5	4410.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.98	96.94	1	1	1	3	000000000000000005543210	No	No	N/A	N/A		No	No	Yes	11/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-32929.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  Prior case# 12-18558 was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	269596.03	3	1045.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.36	90.72	89.17	88.4	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2010	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	180818.26	5.625	1367.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		114.63	114.63	110.25	105.62	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2010	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	232204.61	4.75	1244.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	161542.81	5	884.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.81	102.08	101.43	101.48	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 06/XX/2017	Yes	0	379851.49	2	1196.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-19092.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 04/XX/2012.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope on 09/XX/2016.	Yes	0	154299.76	2	491.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	A loan modification was completed 03/2018 advancing the due date from 12/XX/2017 to next due 041/XX/2018 and the P&I remained the same.	100	100.12	100.12	100.14	1	1	1	1	000000000000000000432100	No	No	N/A	N/A		No	No	Yes	4/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	10/XX/2012			No														No			N/A					4/XX/2012		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	399227.3	4.75	2439.41	-3199.76	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	An adjustment was completed in 3/2018 with no due date advancement reflected until 4/2018.	100	100	100	100	1	1	3	2	000000000000000004334321	No	No	N/A	N/A		No	No	Yes	6/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0	Yes	-3199.76		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	496719.32	2	1535.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Loan modified as of 03/2018	100	100	100	91.67	0	0	1	7	000000000000000088876543	No	No	N/A	N/A		No	No	Yes	12/XX/2010	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	176445.94	2	625.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2011	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 17-03103.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; on 04/XX/2010.	Yes	0	49300.75	7.75	470.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.09	100.06	100.05	5	0	0	0	000000000000000000011111	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	52056.59	5.75	443.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower authorized a payment in the amount of 2719.91; effective 07/XX/2019 and 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 07/XX/2016.	Yes	0	366202.27	2	1359.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	1	0	0	000000000000000000102110	No	No	N/A	N/A		No	No	Yes	4/XX/2011	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-34802.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2014.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	467941.25	2	1526.21	5952.98	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	0	000000000000000000000321	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	275249.09	2	883.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 09/XX/2018	Yes	0	49130.78	2.375	161.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	modified 8/18	100	100	88.89	83.33	3	3	1	3	000000000000005543222111	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to verify that he can use online bill pay with his bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number 19-13047.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is evidence of reaffirmation.  There is a discharge date of 08/XX/2019; however, closing is pending for Trustee to file final no assets report.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	405847.19	5.177	2529.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.14	100.24	100.25	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-11304.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 01/XX/2015.	Yes	0	368474.4	2	1212.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-22392.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	40730.74	6.375	360.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		132.28	133.38	140.48	141.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2010	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	497525.87	4.25	2448.3		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope on 11/XX/17.	Yes	0	956306.89	2	2982.66	3311.32	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	100	100	0	0	0	2	000000000000000000000099	No	No	N/A	N/A		No	No	Yes	3/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	186683.93	5.375	1365.7		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100	97.93	96.11	4	0	0	0	000000000011110000000000	Yes	No	N/A	N/A		No	No	Yes	2/XX/2010	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	660649.43	2	2204.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		145.94	145.88	141.33	131.54	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2012	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	374464.25	2	1219.33		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	106.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make a payment during the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1024631.63	5.375	7293.91		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	108.97	104.38	1	0	0	0	000000000000001000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	10/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	444554.04	2	1408.29		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	296210.65	4.795	1530.65		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.6	100.6	101.91	104.59	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2010	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 08/XX/2011.	Yes	0	186990.84	2	602.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.25	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2011	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to request copy of 2012 modification agreement and discussed principal reduction received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	349536.08	4.75	1842.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.34	100.34	100.27	100.38	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-22686.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	373847.71	4.125	1676.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to schedule payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	354071.8	3.625	1437.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	108.33	8	0	0	0	001100000011111100000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2008	9/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	516778.47	4.5	3612.57		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2011	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	113284.58	5.125	690.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.37	105.37	105.37	104.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower was advised the account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	366938.23	4.875	1922.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	6/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	458220.91	2	1423.3		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019	A loan modification was completed 02/2018 advancing the due date from 10/XX/2017 to next due 03/XX/2018 and the P&I adjusted from $3008.63 to $1423.30.	100.06	100.04	100.03	91.69	0	0	3	2	000000000000000000044333	No	No	N/A	N/A		No	No	Yes	2/XX/2010	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number 16-20891.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2016.  A motion for relief was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	149214.43	5	621.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.73	100.5	100.38	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	10/XX/2016			No																						2/XX/2016		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125234.11	3.25	732.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	5	0	0	0	000000000000000000101111	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 05/XX/2010.	Yes	0	436737.67	2	1377.7		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100.01	112.1	118.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	204777.59	4.375	1050.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	153489.82	4.75	789.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		144.32	129.55	119.7	114.77	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-23195.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2010.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	319916.09	4.75	1266.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2018	No		No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						12/XX/2010		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	192413.75	5.375	1373.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	99.03	98.71	98.55	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	286973.6	5	1195.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower set up payment on loan on 07/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	483379.61	2	1520.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 09/XX/2015.	Yes	0	198005.42	2	643.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	462200.17	4.5	2233.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		106.28	103.14	102.09	102.19	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65637.76	4.625	666.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	26964.38	7.625	274.32	0	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		90.97	849.17	651.6	532.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	88478.4	4.75	464.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 14-05118.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 01/XX/2017.	Yes	0	74926.97	3	278.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	001000000001000000000000	Yes	No	N/A	N/A		No	No	Yes	2/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	11/XX/2016			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states borrower called in regarding a bankruptcy disclosure on the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	55641.05	7.25	510.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		112.55	112.71	112.66	112.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	8/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in but refused to verify information. The borrower became upset and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-36890.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	85133.16	7.95	809.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	102.47	101.71	101.29	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-60811.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	32288.82	5.659	265.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-10390.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	44944.57	7.875	423.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.02	100.04	100.62	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	76798.67	2	258.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	132.3	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to request assistance and a complaint was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-36890.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	76210.81	8.45	744.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.27	102.16	101.56	101.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	29768.92	8.775	294.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	133485.75	3	500.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	123855.51	3	460.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.99	104.99	103.33	102.5	2	0	0	0	000000000001001000000000	Yes	No	N/A	N/A		No	No	Yes	5/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	117252.6	9.625	1261.39		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		135.33	117.67	111.78	108.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53462.24	8.75	553.06		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106488.89	3.375	424.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	8/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 08/XX/2018.	Yes	0	108735.84	6.125	611.76	-489.14	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	100	2	3	0	0	000000000000002221100000	No	No	N/A	N/A		No	No	Yes	8/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-489.14					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	180192.11	6.25	1496.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower contact was made but there was no commitment to pay. The call was interrupted and the borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89435.17	7.625	814.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.6	125.9	109.05	109.9	2	0	0	0	000000100001000000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	93856.24	7.5	889.51		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2010	10/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review scope; effective 07/XX/2018.	Yes	0	139093.64	6.499	821.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Modified 6/18	100	107.1	104.73	103.55	0	0	2	7	000000000000000888765433	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 07/XX/2011.	Yes	0	97256.68	4.5	541.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Commentary states borrower called in and requested to speak with single point of contact. The borrower was directed towards the voicemail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-51211.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	417546.02	3.875	1966.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2010	8/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	Yes	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125913.46	4.25	574.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	243217.8	2	751.01	-1927.2	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	100	100.04	0	0	0	9	000000000000000999987654	No	No	N/A	N/A		No	No	Yes	10/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-1927.2					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called and authorized a payment in the amount of $850.00; effective 01/XX/2019 and $1612.62; effective 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope.	Yes	0	241403.13	2	786.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		114.31	112.71	111.62	119.57	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2011	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary state spoke to borrower regarding the reason for default and the borrower accepted a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	121566.73	2	851.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	113.05	109.79	0	0	0	0	000000000000000000000000	No	No	Marital Difficulties	Resolved		No	No	Yes	10/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-New Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Repayment plan	10/XX/2019	RPP	Yes	No	Yes	Repayment plan	No		Active repayment plan 10/XX/2019	Limited	Active Plan	FBA	10/XX/2019	10/XX/2019	10/XX/2019	10/XX/2019	No									No								No								N/A	Yes		10/XX/2019	Yes	No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment and stated forgot to mail the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-22221.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70749.73	7.125	655.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	43256.77	7.25	396.1	-190.48	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		141.34	122.68	115.68	112.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances		Yes	-190.48					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to make a payment and stated the reason for payment delay was due to income reduction. Borrower scheduled payments for September and October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	155137.2	4.5	825.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 08-49608.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  Discharge Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98349.93	7.7	920.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.06	100.04	100.08	100.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	119281.61	5	874.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.15	100.15	100.25	100.19	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	151162.73	4.875	834.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	000000000010000000100001	Yes	No	N/A	N/A		No	No	Yes	2/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower was disputing the Modification maturity date for the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	323265.87	2	1058.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		114.52	124.72	123.81	124.21	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	36580.38	7.25	332.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66844.72	7.5	622.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	010000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	3/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	192759.49	4.625	1592.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	266205.23	5.25	1897.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		106.96	107.19	107.27	104.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states spoke to borrower and borrower accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	284587.16	5.25	2006.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000100000	No	No	Curtailment of Income	Resolved		No	No	Yes	9/XX/2009	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2019	No		No	No	N/A		No										No			No	No			Yes	Repayment Plan	9/XX/2019	RPP	Yes	No	Yes	Repayment Plan	No		Active Repayment plan 09/XX/2019.	Limited	Active Plan	FBA	9/XX/2019	9/XX/2019	9/XX/2019	9/XX/2019	No									No								No								N/A	Yes		9/XX/2019	Yes	No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-11295.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	374915.06	3.849	2235.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	467465.09	4.625	2160.01		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000011000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1048714.52	4.125	4517.96	-5420.81	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	he loan was modified on 07/XX/2018.	100	100	100	100	1	3	0	0	000000000000002221000000	No	No	N/A	N/A		No	No	Yes	11/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances			-5420.81					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	421114.54	2	1302.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	A loan modification was completed 05/2018 advancing the due date from 03/XX/2018 to next due 06/XX/2018 and the P&I adjusted from $1672.79 to $1302.15.	100	100	100	100	1	2	0	0	000000000000000022100000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	477093.11	2	1538.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	9/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-20343.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	468998.4	5.25	3344.77		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		135.05	118.17	112.48	101.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2012	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94665.8	2	310.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56925.85	5	446.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states spoke to borrower and borrower advised at work and will need call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	83025	3.5	474.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2010	8/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer called and spoke with borrower who stated is traveling and requested a call back tomorrow. Prior contact on 01/XX/2019 borrower called in with questions about applying for assistance and the agent sent out a modification packet and borrower stated will fax back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 15-24764.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2016.  The proof of claim was filed 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	271681.51	3	1010.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						11/XX/2015		No									No																				No			No
XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-15371.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2015.  The proof of claim was filed 01/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 11/XX/014 the borrower called to report a water claim from 7/XX/2014. The borrower called on 12/XX/2014 to advise of water damage due to a broken drainage pipe. On 12/XX/2014 the borrower advised the insurance claim was denied due to long term damage. No further status updates provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71208.5	4	352.06	-185.82	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances		Yes	-185.82				1/XX/2013	Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79836.37	3.5	373.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000011000000	No	No	N/A	N/A		No	No	Yes	1/XX/2012	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94635.11	5.25	665.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a single fast pay payment via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	47643.55	4.86	258.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000100	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-31939.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	25427.34	9.625	265.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.79	109.96	110.01	109.98	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-50750.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	133543.99	5.875	1104.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.28	102.39	101.52	110.89	12	0	0	0	000000000000111111111111	No	No	N/A	N/A		No	No	Yes	7/XX/2010	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called on 06/XX/2019 stating RFD to be excessive obligations that has been resolved and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-77054.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2016.  Prior chapter 13 case #11-82772 was dismissed on 09/XX/2011 and mentions another dismissal occurring on 10/XX/2012. Agreed order was submitted to court on 08/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81518.97	4	573.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	N/A		No	No	Yes	1/XX/2009	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65092.14	7.875	603.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	1	4	0	000000000000000000032333	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to report an insurance claim for wind damage to the property on 07/XX/2019. The borrower was advised to call back once they had the exact amount of the check..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-66215.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 08/XX/2019, the borrower called to report an insurance claim for wind damage to the property on 07/XX/2019. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	102602.58	5	692.54		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	134295.57	4.875	1008.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states borrower called in regarding the claim status for damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Per comments 07/XX/2019 the subject sustained hail damage on 05/XX/2019, the claim was filed and a check for $3,417.12 was issued 06/XX/2019. The notes reflect the claim as an endorse and release to the borrower via the branch location. The details of the damage and the status of the repairs are not evident.  The damage repair amount is estimated at $3,417.12.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125964.63	3.375	499.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.03	100.03	100.03	100.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	8/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-31277.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  Case closed on 08/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	50739.6	7.875	468.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.32	100.59	100.59	100.52	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-23596.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  Amended proof of claim was filed on 11/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	175881.88	3.375	698.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138453.65	4.85	803.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		140.9	120.45	113.63	110.23	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	93319.53	3.75	385.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2010	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	178975.45	3.375	718.07		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	100.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states borrower called in regarding letter received regarding inspection of property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 13-30803.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2016.  The proof of claim was filed 07/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments referenced tornado damage sustained on 5/XX/2019. There was no evidence to indicate the repairs were completed as of the end of the review period.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 05/XX/2019 indicate subject is in a FEMA Disaster area for Severe Storms, Straight-line Winds, Tornadoes, Flooding, Landslides, And Mudslide (DR-4447).	Yes	0	67420.7	7.99	779.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.21	100.13	100.18	100.61	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2011	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						7/XX/2013		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	296182.06	4.575	1361.18	-126.38	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 05/XX/2018.	100	100	100	100	0	1	3	4	000000000000000056533342	No	No	N/A	N/A		No	No	Yes	10/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-126.38					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	163658.74	4.75	844.3		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 07-12014.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  Amended proof of claim was filed due to modification on 10/XX/2012. Case was cited as being closed on 07/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	95048.37	4.425	465.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	5	0	0	0	000000000000000000011111	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	107660.87	3.656	730.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Modified 8/2018	100	100	100	100	1	9	0	0	000000000000002222222221	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98938.58	3.375	394.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2012	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in reference to procedures/process review for claim check dur to COL hail on DOL 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-41951.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Case closed on 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Per comments 09/XX/2019 there is a claim for hail damage on 08/XX/2019 and a check was received on 09/XX/2019 for $12,404.29. Per comments 10/XX/2019 the claim was closed without a final inspection as the claim was classified as non-monitored. The status of the repairs and the details of the damage is not evident.  The damage repair amount is estimated at $12,404.29.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Claim check was endorsed and released for $12,404.29 on 09/XX/2019 as the claim was classified as not being monitored on 10/XX/2019.	Yes	0	143596.74	9.75	1546.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.21	100.14	100.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Commentary states spoke with borrower regarding the total amount due on the account. The borrower accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	107894.75	7.7	971.48		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019	The loan was modified on 07/XX/2018	100	100	100	100	4	6	0	0	000000000000002222212111	No	No	Other	Resolved		No	No	Yes	2/XX/2009	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-13707.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	34476.02	4.075	264.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		185.91	161.86	164.95	148.71	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called regarding not having online access. Associate informed due to bankruptcy laws and it would be disabled while in active bankruptcy status. Associate informed their options to make payments and letter of authorization is volunatry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2019.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	199941.8	9.725	2035.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	9/XX/2008	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/XX/2019	Chapter 13					No	No								No							No	No	N/A				No																						10/XX/2019		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	60185.84	9.475	600.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	8	3	0	000000000000022222233232	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to make mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	175868.71	4.5	1224.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	37334.88	5.625	310.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56302.84	4.5	295.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.82	104.23	105.63	106.37	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 09-15437.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 07/XX/2011.  Amended proof of claim will not be referred cited on 03/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	42035.07	3.5	169.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	8/XX/2011			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-49376.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	100288.52	2	532.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.7	101.35	100.9	100.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						2/XX/2015		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86703.11	4	639.77		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		148.96	127.09	118.06	127.22	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	36651.01	5.25	274.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000000011000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	342974.11	4	1584.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 17-34543.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	240248.64	2	757.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states borrower called in regarding modification information. Borrower was provided with the website information to access the application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-20494.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	192666.66	4.75	982.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	118632.18	5	631.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.01	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	441162.58	4.5	2184.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	4	0	0	0	000000000000010000010110	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-74315.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	151682.33	6	935.36		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2011	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	170661.86	4.625	868.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	2	0	000000000000000000033210	No	No	N/A	N/A		No	No	Yes	10/XX/2008	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states spoke to borrower regarding the total amount due. The borrower accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Account information.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the account information on the account. The escalation team advised the issue has already been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129085.6	7.85	944.04	-0.73	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Paystring verified correct 03/2018; modification completed 03/XX/2018, due date did not roll until the following month.	100.18	100.09	100.06	100.05	1	1	1	4	000000000000000006654321	No	No	Property Issues	UTD		No	No	Yes	10/XX/2008	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	9/XX/2018	No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-0.73					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower referenced the reason for default as marital problems; borrower promised to pay on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-05202.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2012.  The proof of claim was filed 09/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments reflect modifications completed on 01/XX/2016 and 03/XX/2014.	Yes	0	167531.29	3.375	666.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	3	1	1	2	000000000000100000543211	No	No	UTD	UTD		No	No	Yes	5/XX/2009	8/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						9/XX/2010		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-20822.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  Case terminated on 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	175785.3	4.25	1138.1		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	209001.51	2	700.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		147.61	152.25	157.05	160.64	6	0	0	0	000000000000010001101011	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	No		No	Not Employed	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states spoke to borrower and borrower accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71904.61	3.875	324.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.13	100.09	100.07	1	0	0	0	000000000010000000000000	Yes	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	Yes	9/XX/2019	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79062.4	5	525.64		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		105.87	108.8	118.93	117.88	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	411528.4	4.625	2071.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129291.59	5	1051.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	122923.66	4.75	645.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to check status of loss draft check. Agent advised borrower of processing time and check was mailed via regular mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Insurance claim for wind with a loss date of 9/XX/2018; was non monitored- resolved as noted later there  was  no visual damage.
				Prior modification completed 03/XX/2013.	Yes	0	23070.9	4.37	180.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	6/XX/2011	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	236734.96	5.25	1961.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to report a new claim for wind damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 09/XX/2018 the borrower called to report a new claim for  wind loss on 09/XX/2018 with check amount of $6,790.22 and visited a local branch for endorse and release as the claim was classified as being non monitored. The details of the damage and status of the repairs are not evident.  The damage repair amount is estimated at $6,790.22.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81117.57	5	497.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	4	0	0	0	000000000000000001111000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	158232.18	2	515.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75431.21	5	696.64		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-10201.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64129.73	6.85	562.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	91.67	2	0	0	0	000010000000010000000000	Yes	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94784.45	4.5	493.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.89	100.89	100.75	100.74	2	1	0	0	000000000000000000012100	No	No	N/A	N/A		No	No	Yes	12/XX/2008	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	28801.21	5.25	228.22		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	242578.35	6.499	2079.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	25572.59	8.875	254.15		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		102.53	103.17	102.87	102.79	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125120.72	4.875	976.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 06/XX/2012, the loan was modified.	Yes	0	151092.89	3.875	732.21		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106877.51	7.375	966.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2011	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-15620.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	105780.61	4.875	614.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	11	0	0	0	000000000000011111111111	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to verify flood policy status and refunds.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Flood Insurance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute flood zone. After further review it was determined that the property was not in a flood zone and flood insurance is not required. The policy was cancelled and the refund was returned to the borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 05/XX/2012.	Yes	0	60454.42	5.25	475.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to inquire about homeowners insurance premium amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-13240.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	141517.62	4.5	713.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.54	100.9	101.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	4/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower paid by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	37930.41	2	131.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2011	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138582.85	5.125	810.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	10/XX/2008	5/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	69945.38	6.375	598.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.27	101.27	101.27	101.41	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 07/XX/2013, the loan was modified.	Yes	0	50401.39	2	171.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.01	100.01	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 05/XX/2007.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 6/XX/12	Yes	0	97437.94	5.25	959.05		1/XX/2020	12/XX/2019	8/XX/2019	8/XX/2019		166.67	83.33	55.56	41.67	1	0	0	0	000000000000000001000000	No	No	N/A	N/A		No	No	Yes	7/XX/2003	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No									No								No							Yes	Yes	N/A	5/XX/2007			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	187310.28	2	585.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	2	000000000000000000000199	No	No	Excessive Obligations	Resolved		No	No	Yes	12/XX/2009	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	127384.28	5	689.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	107.25	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70077.55	4.75	378.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		186.92	143.53	129.02	121.8	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	42901.31	5.185	335.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	323083.4	2	1100.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-13232.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	309297.86	3.375	1328.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.3	128.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	132086.68	3.375	524.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	284416.51	3.9	1315.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.53	102.53	101.69	101.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2010	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer conducted a financial interview with the borrower. The borrower accepted all loss mitigation options. The reason for default was curtailment of income. The borrower was unable to make a commitment for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 03/XX/2016, the loan was modified.	Yes	0	128226.9	2	424.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	126.18	119.63	4	0	0	0	010110100000000000000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	12/XX/2010	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	Yes	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	48494.01	9.75	502.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	001000000001000000000000	Yes	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	120989.5	2	391.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower authorized a payment in the count of $1425.93; effective 02/XX/2019 and $1425.93; effective 03/XX/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-33612.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 12/XX/2016.	Yes	0	267646.89	3	995.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	116.67	6	4	1	0	000000000023212110101210	Yes	No	Curtailment of Income	N/A		No	No	Yes	2/XX/2009	10/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-45623.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	100282.27	6.5	849.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.38	90.18	93.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	42463.66	7.625	381.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.91	99.72	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a payment on the account. Reason for payment delay was not obtained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-24751.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2014.  The proof of claim was filed 04/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	113250.54	2	673.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	118.73	2	11	0	0	000000000001222222222221	Yes	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						4/XX/2012		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: During the review period no contact evident from borrower. No contact by servicer per comments stop call initiated within the course of review.	Yes	0	174797.36	6.375	1014.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	A loan modification was completed 07/2018 advancing the due date from 09/XX/2017 to next due 08/XX/2018 and the P&I adjusted from $1455.40 to $1014.48.	100	100	100	100	0	0	1	9	000000000000009999876543	No	No	N/A	N/A		No	No	Yes	11/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129920.51	4	631.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 09/XX/2014, the loan was modified.	Yes	0	33473.6	4.316	251.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2010	5/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79328.75	4.12	381.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Commentary states spoke to borrower regarding the total amount due. The borrower accepted a promise to pay on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	59826.06	3.625	245.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	Resolved		No	No	Yes	6/XX/2010	3/XX/2019	Yes	3/XX/2019	No	Employed-New Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower informed they would be starting a new job and payment made on or before 10/XX/2019. On 09/XX/2019 borrower stated they will pay extra to catch up and will call back before October to schedule the September payment and stated they are interested in mortgage assistance, citing RFD to be curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	48215.93	8.5	461.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000001000000000	No	No	Distant Employment Transfer	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-New Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	121841.19	4.82	652.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	87.65	83.53	81.47	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	108864.23	5	577.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	8/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The servicer discussed payment information with the borrower. The servicer to use funds in suspense to make payment. The reason for default was due to servicing problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 05/XX/2017, the loan was modified.	Yes	0	260197.21	3.875	1094.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	5	6	0	0	000000000000022222211111	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 19-11535.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	57027.26	7.375	635.42		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	116.44	116.37	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called regarding homeowners insurance. Servicer advised that payment of $186.00 was for force-paced insurance from 06/XX/2019 to 08/XX/2019 as there was no insurance coverage during that time. New policy was received effective 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 08/XX/2019 the borrower had an insurance claim reported for wind damage, date of loss 07/XX/2019. Checks in the amount of $456.13 and $2810.85 were endorsed and released on 09/XX/2019, Additional funds were received 09/XX/2019 in the amount of $73.63 and released to borrower. Claim is closed. No indication of further property damage notated.	Yes	0	68100.53	3	252.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	80776.57	9.15	643.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2010	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66314.99	3	276.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	140.86	131	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2011	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	229586.3	4.75	1168.07		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	203929.33	4.5	1088.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-12654.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	148101.29	2	486.62		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A foreclosure action on this loan was closed and billed on 09/XX/2011 due to a completed loan modification.	Yes	0	274558.9	3	1019.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 09/XX/2013.	Yes	0	111158.19	4	521.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		419.45	259.73	206.91	180.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	224364.3	5	1287.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.32	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer went over the total amount due with the borrower. The borrower made a promise to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 03/XX/2013, the loan was modified.	Yes	0	106569.94	3.5	541.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	98.01	199.24	172.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2010	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66377.18	5.281	515.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		116.48	116.48	112.82	109.61	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	9/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	59539.99	5	386.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.04	100.17	100.16	100.17	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	62626.53	6.75	583.74		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125450.57	2	413.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-35636.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70347.41	4.875	1105.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		4033.52	2066.76	1411.17	1083.38	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	378203.87	4.375	1973.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	103.86	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	169654.6	4.375	896.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	188946.33	4.5	943.4		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There is no evidence of a discharged bankruptcy in the commentary.	Yes	0	125022.16	5	969.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	8/XX/2019	No		No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	80373.59	5	429.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called about past due statement received and was was advised payment just posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	83932.47	7.999	761.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.94	101.47	100.98	100.74	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	6/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 10/XX/2014, the loan was modified.	Yes	0	97053.03	2	338.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Commentary states spoke with borrower regarding the status of the account. The borrower accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	290884.72	2	978.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	6	6	0	0	011000000011100001222222	Yes	No	Other	Resolved		No	No	Yes	3/XX/2009	9/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-12405.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  Case closed on 01/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 09/XX/2019 cites third party has been appointment administrator.	Yes	0	224880.84	3.5	915.21		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86317.09	7.5	769.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	132347	4.875	767.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.01	100.04	100.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	47332.88	4.5	214.92	-568.9	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	1	1	7	000000000000098876543211	No	No	N/A	N/A		No	No	Yes	3/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-568.9					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56575.61	6.45	472.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.42	101.61	101.68	93.23	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made payment by phone on 9/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	271640.6	2	903.33		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	143943.8	6.875	1227.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.57	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	110163.44	4.875	816.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	1/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	73467.6	5	464.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	183167.73	5.125	1067.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	172789.58	5	1296.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000100000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	68662.25	5.125	514.59		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	91.06	93.29	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	90278.7	2	289.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	9/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-03928.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	51375.92	4.5	234.06	-94.13	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		112.95	112.95	109.48	107.46	1	1	2	4	000000000000054434321000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances	0		-94.13					Escrow Advances	No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	61294.15	10.375	647.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 03/XX/2018.	100	100	100	100	0	0	0	6	000000000000000000888765	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	No		No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	49531.58	4.25	382.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	129.08	121.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	No	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-60690.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	35040.98	9.375	441.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	104774.3	6.475	869.99		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 17-46307.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	48010.85	8.875	465.78		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.02	108.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	239466.57	4.5	1247.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	3/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106758.61	4.95	825.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	281850.75	2	879.08	-190.51	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	2	000000000000000000000099	No	No	N/A	N/A		No	No	Yes	3/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-190.51					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and set up a one time draft payment for 11/XX/18. The borrower advised that the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	172367.95	5.125	928.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	000000000011010000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	Yes	11/XX/2018	No	Employed-New Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Commentary states spoke to borrower regarding the total amount due on the account. The borrower accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	147069.05	4.25	713.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000010000000000000000100	Yes	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	Yes	11/XX/2018	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower contact evident within the course of review.	Yes	0	205808.62	6.25	1717.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.15	102.15	101.96	101.77	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74095.9	7.35	661.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	68255.61	6.625	576.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99572.66	4.875	639.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	182235.28	4.625	922.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-61924.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94226.12	4.75	481.59		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	118319.89	2	383.83		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2010	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	130070.78	4.625	662.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	91644.84	5.25	704.18		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2011	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	165232.87	5	1001.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	61519.13	8.3	580.81		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	40275.48	8.375	687.94		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower paid by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	286931.73	5	1549.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.18	103.24	108.22	116.44	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	8/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	80692.04	4.5	366.39	-54.39	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 07/XX/2018. An extension was processed on 10/XX/2017; but the pay history does not reflect a change in the due date until the subsequent month.	100	100	100	100	0	2	2	6	000000000000006765543232	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances			-54.39					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	127420.91	5	681.47		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Comment dated 10/XX/2019 cites K-Lynn McMurray is authorized for payment and payoff information only, and assumption was not completed.	Yes	0	43113.21	8.875	418.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.36	88.9	91.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98631.27	5	605.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-22287.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	77095.93	2	238.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Loan modified as of 03/2018	100	100	100	100	1	2	1	2	000000000000000000443221	No	No	N/A	N/A		No	No	Yes	12/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	54394.39	4.34	399.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.34	100.25	100.2	100.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	60218.88	5.25	461.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2011	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	119086.91	3	444.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.25	101.13	100.75	100.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	161931	4.875	845.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower accepted the promise to pay plan for escrow shortage. The payment plan type is 21 payments of $654.27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75845.15	3.25	296.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000010000000000000	Yes	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	104913.27	3	390.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-21918.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 01/XX/2015, the loan was modified.	Yes	0	70959.26	2	233.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	161802.45	4.25	738.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	8	0	0	0	000000000000000011111111	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	119735.93	4	552.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	618223.49	3.5	2463.64		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	207973.1	4.75	1130.94		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112437.81	4.75	660.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	82727.77	5.75	640.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	9	1	0	0	010010000000000012111111	Yes	No	N/A	N/A		No	No	Yes	6/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-51953.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	142930.67	4.375	762.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129566.98	4.249	651.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97102.21	3.25	366.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	A loan modification was completed 08/2018 advancing the due date from 11/XX/2017 to next due 09/XX/2018 and the P&I adjusted from $462.91 to $366.73.	101.72	100.86	100.57	100.43	1	1	2	8	010000000000099987654323	Yes	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 08/XX/2012.	Yes	0	127944.41	4.75	696.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.21	102.75	102.47	102.48	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	104252.96	2	343.1		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	242303.57	3	943.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.45	95.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 11/XX/2017, the loan was modified.	Yes	0	207100.81	2	646.87	-388.44	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	2	000000000000000000000077	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0	Yes	-388.44		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	150755.81	3.375	598.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	259028.61	5	1466.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	196168.88	3.87	1011.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This loan has been modified three times (modifications effective 12/XX/2011, 08/XX/2012 and 11/XX/2015). Most recent HAFA soliciation on 04/XX/2015. Loan was reinstated and taken out of foreclosure status on 02/XX/2018.	Yes	0	246072.1	2	797.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	2	000000000000000000054321	No	No	N/A	N/A		No	No	Yes	1/XX/2011	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	136136.08	4.875	787.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64174.72	7.532	558.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	51392.38	4.875	328.17		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2018	No		No	Not Employed	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	19761.21	5	167.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	175024.44	2	566.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	173562.37	4.875	998.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 08/XX/2012.	Yes	0	70530.27	4.75	363.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-16431.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	114406.6	5	848		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		121.02	121.02	119.54	116.72	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	159695.89	5	846.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	404362.57	2	1301.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	170727.36	4.375	839.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No evidence of a discharged bankruptcy found on commentary.	Yes	0	101856.24	9	972.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	107150.25	2	332.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.45	100.45	100.45	100.45	0	0	1	5	000000000000000000555443	No	No	N/A	N/A		No	No	Yes	10/XX/2008	1/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	62153.45	4.375	358.68		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	146436.91	4	674.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	112.69	108.46	106.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	Yes	0	160601.61	4.75	903.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		Yes	4/XX/2017	No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There is a discharged bankruptcy on loan. But there isn't any notes regarding chapter ,case or file date in notes.	Yes	0	76596.69	7.75	717.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	122007.09	7.125	1044.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.69	101.32	89.77	101.43	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98102.65	4.125	469.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		455.04	277.52	218.35	188.76	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary reflects that the loan was modified outside of the review scope; effective 10/XX/2012.	Yes	0	174153.2	4.875	998.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	0	0	000000000000000000021000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74079.91	4.625	341.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	9	2	000000000000044333333333	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	119913.61	4.75	625.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	80575.8	2	386.97		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66895.3	4.66	515.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		106.6	106.6	106.6	109.38	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower promised to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112107.01	8.5	1045.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.19	107.97	109.56	116.3	9	0	0	0	000000000001111110101100	Yes	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	345004.97	4.625	2496.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-16019.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2017.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94971.61	5.624	711.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 01/XX/2018.	100	100	100	100	0	0	0	3	000000000000000000000544	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	No		No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Authorized third party called in to request principal payment made on 04/26 to be applied towards July payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-22407.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	108211.82	6	639.28	-326.5	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		122.64	111.47	113.6	123.56	4	0	0	0	000100000000000000010110	Yes	No	N/A	N/A		No	No	Yes	12/XX/2009	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances	0		-326.5					Escrow Advances	No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower advised the servicer that there was a fire in the home and requested mortgage assistance. The servicer conducted a financial interview and sent loss mitigation package. The borrower was unable to make a payment. The reason for the delinquency was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Per comments dated 07/XX/2019, the house was damaged by fire on 01/XX/2019. Insurance claim was filed. Claim check has been received in the amount of $25,867.91 per comments dated 03/XX/2019. The servicer need the final inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 09/XX/2011, the loan was modified.	Yes	0	286529.13	4.5	1511.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	N/A		No	No	Yes	2/XX/2010	10/XX/2019	Yes	1/XX/2019	No	Retired	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower advised that they are experiencing a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	60628.24	7	530.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	114.41	7	0	0	0	001110000011001000100000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	2/XX/2009	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	302735.71	4.5	1733.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	5	0	0	0	001010000101000000000001	Yes	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called on 10/XX/18 to discuss claim handling procedure for fire loss on 8/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was damaged in a fire with a date of loss of 08/XX/2018. Per comment on 10/XX/2018, all claim amount was released. Damage was resolved.	Yes	0	97697.49	4.5	575.93		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		172.7	150.1	142.23	138.3	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	4/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	73870.12	2	237.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	5	0	0	0	000000000000000000111110	No	No	N/A	N/A		No	No	Yes	8/XX/2010	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	127003.57	4.5	774.15		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		122.29	142.68	122.29	120.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 06/XX/2010.	Yes	0	236852.7	5	1365.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	235377.01	4.375	1213.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact during the review scope but on 10/XX/2019 the borrower did make contact to confirm payment . The agent sent the borrower a ACH form and the borrower advised would discuss with the co-borrower.	Yes	0	241111.54	4.625	1222.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	180576.83	5	1037.02		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	228071.76	5.25	1246.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	59583.16	9.125	585.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.35	103.65	104.67	103.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower set up a promise to pay with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	48865.6	4.99	371.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	101.11	102.82	103.28	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	N/A		No	No	Yes	3/XX/2009	9/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Commentary states borrower called in to inquire about mortgage assistance. Borrower was advised of the previous modification and options available.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	143905.25	5.125	742.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Death of Secondary Borrower	Permanent		No	No	Yes	10/XX/2008	6/XX/2019	Yes	4/XX/2019	No	Retired	Good		Moderate	Contact attempts - however unable to contact borrower	Yes	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to discuss the claim process for 2/XX/19 water damage to the property. The servicer provided the borrower with the necessary steps to receive the hazard insurance funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-09670.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The property suffered water damage on 2/XX/19. The details of the damage, status of the claim and status of the repairs were not evident.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	39797.17	5.25	290.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	9/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 01/XX/2013, the loan was modified.	Yes	0	174966.41	4.625	1071.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 17-01018.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	43693.25	9.375	425.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	243969.57	4.625	1783.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	351718.37	4.625	1823.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	91144.58	4.5	448.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	228417.07	4.5	1189.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	123881.07	4.125	589.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	241.33	194.22	170.66	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 08/XX/2012.	Yes	0	234990.12	4.5	1167.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	144731.11	5.125	858.04		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	184897.57	5.125	1044.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	189235.46	7.125	1573.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 03/XX/2016, the loan was modified.	Yes	0	66856.44	9.5	684.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	116.22	112.17	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58650.59	8.999	557.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-31467.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	279820.33	4.75	1483.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made payment by phone on 9/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	183551.99	5.25	1330.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.67	100.33	100.22	100.17	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	76018.72	2	296.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	128.14	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to report a new claim for hail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments, dated 06/XX/2019, reflect an insurance claim was filed due to hail damage to the subject property on 05/XX/2019. As of the review date, the insurance claim remains open and the status of the property repairs is unknown.  The damage repair amount is estimated at $4,189.51.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	124828.31	4.25	568.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.02	100.59	100.39	100.3	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	7/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	52026.4	3.5	214.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2011	8/XX/2019	No		No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	128412.43	4.5	655.97		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to make a payment by 07/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 06/XX/2012, the loan was modified.	Yes	0	349499.48	3.875	1603.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.27	107.79	109.7	111.17	6	0	0	0	000010000001000011101000	Yes	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	Yes	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	87411.63	4.5	488.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2017	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	380395.83	4.875	2052.19		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	69550.32	3.25	269.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	95359.85	7.25	804.97		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100.08	100.3	100.29	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-11053.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	131136.48	2	446.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	60328.98	3.625	265.68		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		164.96	123.72	124.59	125.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2011	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 06/XX/2013.	Yes	0	85859.86	4	427.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.49	304.65	239.59	207.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	147199.13	3.875	663.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	000000000000000011100000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower scheduled several payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 08/XX/2018, the loan was modified.	Yes	0	58238.78	4.25	259.35	-363.68	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	101.36	101.23	106.24	105.74	0	0	0	11	000000000000099999987654	No	No	Curtailment of Income	Temporary		No	No	Yes	10/XX/2008	8/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-363.68					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66035.89	6.818	536.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2010	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65193.1	3.625	269.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	231681.72	4.625	1265.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	109951.44	5.25	792.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Loan is performing no borrower contact evident, Servicer did not contact borrower within the review period.	Yes	0	121278.1	2	394.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94565.82	4.81	695.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-15817.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 06/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129145.83	5	759.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	111243.04	3.25	431.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.4	107	104.67	103.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	135984.02	4.5	685.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	101.22	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125668.86	3.87	883.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		112.08	121.99	128.75	129.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	136001.19	4.75	691.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	No	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	104441.84	4.5	676.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower credit evident within the course of review, last comment contact scrub by servicer 10/XX/2019	Yes	0	97412.67	4.25	450.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.49	98.47	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower arranged payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	256408.91	4	1561.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000000110000	No	No	Curtailment of Income	Resolved		No	No	Yes	10/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	307772.75	2	1123.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	116918	5	704.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.29	100.72	101.64	101.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94494.43	4.75	549.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	187778.42	4.125	936.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.58	100.35	100.24	100.19	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	291921.18	4.875	1525.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96367.06	5.25	694.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72678.34	8.375	661.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower arranged payment by phone on 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	47141.74	2	145.36	-286.59	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	4	2	3	000000000000000544332222	No	No	N/A	N/A		No	No	Yes	1/XX/2009	7/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-286.59					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	116636.85	3.625	479		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	217048.52	4.125	1132.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.75	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower contact evident within the course of review. No contact made by servicer	Yes	0	187463.14	4.875	761.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74854.53	4.375	404.19		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower accepted a promise to pay dated 7/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	163823.42	4.875	1232.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	3	000000000000000065432100	No	No	Curtailment of Income	Resolved		No	No	Yes	12/XX/2009	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	309801.02	3	1202.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	95.36	93.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	116253.03	4.75	601.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.63	108.7	105.8	104.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75693.58	6.375	592.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74615.94	4.125	402.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.53	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	102104.81	2	315.39	1649.13	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified in 6/2018 advancing the due date.	100	100	100	100	0	0	3	6	000000000000000877654333	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A			0				No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	247634.42	3.375	984.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2012	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: From 09/XX/2018 - 08/XX/2019 there was no contact with the Borrower. The loan is currently Performing.	Yes	0	148492.74	4.728	1066.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.38	104.69	103.89	102.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	389855.76	4.875	2121.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.51	101.01	101.29	101.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower requested for the automated payment to be cancelled and waived late fee of $104.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	336984.12	4.75	1747.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	91.08	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	9/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	206263.55	3.5	831.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	6	0	0	0	000000000001000000111110	Yes	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-46731.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96259.87	6.125	793.8		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to make a payment on 08/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	204431.72	4.75	809.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000010000000000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98329.42	5.25	719.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	113.54	118.49	2	0	0	0	000000000000110000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	46558.03	4.87	324.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	7	0	0	0	000000000000000001111111	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	340268.55	4.75	1346.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.01	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	87762.76	2	272.54	1796.76	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	1	0	0	000000000000000000021100	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The property suffered damage from Hurricane Irma.  Comments indicate an inspection completed on 09/XX/2019 reported repairs 98% complete; however, roof tiles had not been installed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Irma 09/2017); roof repairs are ongoing.	Yes	0	272548.19	5	1451.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made payment by phone on 4/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72645.89	5.25	523.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	Resolved		No	No	Yes	10/XX/2008	10/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	200403.83	4.5	915.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	3	000000000000000000000998	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower arranged payment by phone on 11/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	378270.85	3.75	1684.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	4	000000000000000056543210	No	No	N/A	N/A		No	No	Yes	2/XX/2009	4/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	169595.97	3	650.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.79	100.4	100.26	100.2	0	0	0	10	000000000000009999987654	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	141752.32	2	438.95	-784.5	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 03/XX/2018.	100	100	100	100	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances			-784.5					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	117855.77	5	723.08		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000000001100	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 10/XX/2019 Commentary states Borrower filed for Chapter 13 on 10/XX/2019.	Yes	0	207514.29	2	668.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	10/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	343243.1	2	1177.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-45479.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53147.69	10.5	548.6	-174.95	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances	0		-174.95					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: During the review period of 09/XX/2018 through 08/XX/2019 there has been no contact with borrower. Loan is currently performing.	Yes	0	180013.23	4.125	858.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	148.55	1	0	0	0	000000000000000010000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called on 7/XX/19 to report hail loss of 5/XX/19 and inquire about claim check processing procedures.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Per comments the borrower called to report a claim for hail damage on 07/XX/2019 with a loss date of 05/XX/2019. A claim check was received for $17,386.58 which was an endorse and release non monitored claim at the local branch. The details of the damage and status of the repairs were not evident.  The damage repair amount is estimated at $17,386.58.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	186341.43	5	997.55		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	7/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	378472.6	4.625	1923.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	001000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	120549.06	5.125	727.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	2/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	69268.06	3	257.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to to make promise to pay as forgot to mail payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58950.75	5.25	421.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	100	1	1	1	3	000000000000000000654321	No	No	UTD	UTD		No	No	Yes	10/XX/2008	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower inquired about loan payment increase on 3/XX/19 and servicer advised it was due to increase for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	115285.06	5	480.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	8/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no evidence of contact made throughout the review period.	Yes	0	185350.54	5	1057.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.65	103.9	103.65	104.32	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke to borrower on 11/XX/2018, made a promise to pay.   This is the only contact with the borrower for the 12 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	392592.33	4.75	2007.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.43	100.47	100.46	100.42	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	11/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower states the reason for default was due to rental property. Borrower wanted to do refinance instead of modification. Borrower requested the agent send them the contact information for the refinance department via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-15194.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65471.93	9.65	638.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	8/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	1/XX/2019	MOD	Yes	No	Yes	Modification	No	Borrower declined.	Modification denied 01/XX/219.	Limited	Removed Plan	Non-HAMP					No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower in the review period.	Yes	0	291009.36	4.375	1463.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Due date adjustment for 07/2018 correct according to pay history	100	83.33	88.89	92.76	3	0	0	0	000000000000001110000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	226943.93	4.5	1132.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	107.82	7	0	0	0	000100000101101001000001	Yes	No	N/A	N/A		No	No	Yes	7/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no borrower contact within the review period of 8/XX/2018 to 8/XX/2019 nor skip trace.	Yes	0	134742.11	4.75	747.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	418691.08	4.75	2377.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	247716.36	4.5	1123.91		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 08/XX/2018	100	116.67	100	100	0	0	0	11	000000000000099999987654	No	No	N/A	N/A		No	No	Yes	12/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	101060.47	4.875	516.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	98.26	95.36	86.44	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower advised will make payment this weekend.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98677	3.5	397.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	4	5	4	0	000000000001111222233332	Yes	No	N/A	N/A		No	No	Yes	6/XX/2009	10/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	505675.08	3.87	2643.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112727.18	2	365.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	001000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	415916.38	5	2416.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.76	101.38	100.92	100.69	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	212054.46	5	1145.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	010000000000000010000100	Yes	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	141752.1	3	525.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	481314.78	3.75	1985.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	Resolved		No	No	Yes	2/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	202214.45	5.125	1160.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	6/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower advised that the payment is late due to unresolved curtailment in income.  A payment for $3,054.88 was scheduled effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	189599.67	5	1398.82		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	1	0	0	0	000000000000000000000010	No	No	Curtailment of Income	UTD		No	No	Yes	10/XX/2008	9/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/2019, borrower promise to pay $1986.67 in 7/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	271810.57	4.25	1548.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		77.43	108.76	96.88	97.66	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	7/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-26653.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	290523.66	4.375	1485.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.83	101.11	101.25	2	0	0	0	001000000000000000000001	Yes	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in reference to procedures and process review for insurance claim damages.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Borrower called in reference to procedures and process review for COL water with a loss date of 08/XX/2014. Borrower inquired on the depreciation check for multiple claims on file. Associate informed borrower to contact insurance company directly and provided contact number. Comment dated 12/XX/2018 borrower called for the last check for COL water with a loss date of 08/XX/2011. Associate provided the insurance company. The details of the damage, status of the repairs and total claim estimate are not evident.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	428441.54	2	1480.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	106.25	104.69	4	0	0	0	000000000000000000111100	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	42255.55	8.181	377.14		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138889.24	4.875	797		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	136828.33	2	423.7	-592.5	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified in 4/2018 advancing the due date.	100	100	100	100	1	2	0	0	000000000000000002210000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0	Yes	-592.5		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make a payment for $1,376.21 and advised the RFD is due to a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-91265.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	131099.62	6.25	1082.64		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	Resolved		No	No	Yes	10/XX/2008	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	1/XX/2001	No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						10/XX/2012		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	388840.51	2	1440.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	7/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower stated the reason for default was the inability to rent the property, the borrower scheduled a payment  on 04/XX/2019 in the amount of $669.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	105892.53	3.25	410.07		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		101.67	101.67	101.11	100.83	6	0	0	0	000010000000000111101000	Yes	No	N/A	N/A		No	No	Yes	7/XX/2008	9/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2019	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	44903.84	4.31	395.16		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100.25	100.25	107.39	119.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	30694.02	2	109.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.16	100.58	100.39	100.4	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-17077.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period of 09/XX/2018 through 08/XX/2019 there has been no contact with borrower. Loan is currently performing.	Yes	0	88079.57	8.125	918.22		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.06	100.03	100.83	101.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower accepted a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	235657.3	5.25	1689.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.44	104.24	103.39	103.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2012	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	45569.52	4.5	265.97		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	1	0	0	0	000000000000001000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	105140.93	5	730.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.08	100.11	100.11	1	0	0	0	000000000000000100000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56026.88	7.25	572.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower in the review period.	Yes	0	238020.48	3.375	980.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, borrower promised to pay $952.51 on 10/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	107435.99	5.625	805.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		141.38	120.69	113.79	110.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	29670.33	11.625	324.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	119114.14	5	702.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in for insurance claim endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Collateral Hurricane damage on 09/XX/2017. Insurance check issued on 06/XX/2019 received in the amount of $40,000.00.  Claim was classified as "enhanced, endorsed and release". - 45 days follow up noted on 08/XX/2019.  Final inspection pending.  The damage repair amount is estimated at $40,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to Hurricane Irma (DR-4337) declared on September 10, 2017. Property damages reported.	Yes	0	264543.75	3	986.03		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	108.33	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	105679.39	5.375	579.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.68	95.68	95.7	95.7	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	380225.14	3	1414.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		106.03	105.38	104.41	103.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	304582.17	4.875	1592.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	001000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	12/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	55975.88	9.625	543.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	105319.95	5.125	641.13		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.22	100.27	111.49	100.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	343933.85	4.214	1577.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	97.85	94.26	92.47	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	277567.13	5.25	1872.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	282870.44	3.375	1087.79	-1459.64	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	1	10	000000000000099999876543	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0		-1459.64					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	90406.5	5.125	489.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower contacted the servicer on 09/XX/2019 to schedule a payment in the amount of $280.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	31337.53	3.875	216.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.65	100.25	100.38	101.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number 15-31411.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	131405.25	3	488.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000011000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						4/XX/2017		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	105910.38	4.95	582.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/2019, borrower called and stated she was unable/unwilling to offer a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112077.08	1	561.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	6/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	111228.17	5.125	677.47		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to make a payment in the amount of $640.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-25919.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	68344.07	9.125	640.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	155748.97	5.775	1151.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	162908.38	5.25	892.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower is responsive to outbound contact misses payments due to oversights but pays once contacted and prior to 30 days past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	302575.52	4	1393.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	2	0	0	000000000000000000002210	No	No	N/A	N/A		No	No	Yes	11/XX/2008	8/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An insurance claim was filed due to hail damage to the subject property on 08/XX/2018; as of the review date, all property repairs are completed and the insurance claim is closed.	Yes	0	195887.81	4.75	1073.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	201916.1	4.375	1147.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	57242.61	5	373.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	78059.28	2	256.48		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	182401.03	3.875	874.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	101.22	100.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	281691.77	4.625	1713.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	193257.6	5.125	1122.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	136105.68	4.875	776.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	105281.09	2	346.2		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	393519.62	3.375	1563.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	208559.09	5	1524.64		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		242.65	154.66	147.55	127.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	282386.78	5.125	1206.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 9/XX/2012.	Yes	0	103225.48	4	469.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66404.74	2	270.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.67	100.83	100.56	100.46	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review Period.	Yes	0	98341.65	3.375	393.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to ask questions about mod from 2014.  They were also transferred to originations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	183705.65	3	708.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		86.08	86.08	86.08	86.08	1	0	0	0	001000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	238795.63	4.75	1494.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number 15-05272.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2016.  Prior chapter 7 bankruptcy was filed under case number 13-15272 and was dismissed 01/XX/2014 for failure to file information. Prior chapter 7 bankruptcy was filed under case number 13-13913 and was dismissed 11/XX/2013 for failure to file schedules and statements.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review Period.	Yes	0	355765.95	3.25	1382.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.71	101.61	102.14	102.81	4	0	0	0	000000000000000000001111	No	No	N/A	N/A		No	No	Yes	5/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	337418.38	3.5	1483.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to discuss possible options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	205612.35	4.625	1086.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.67	108.83	1	0	0	0	000000000000100000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	116756.57	4.875	753	-956.18	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	An extension was processed on 05/XX/018; but the payment history does not reflect a change in the due-date until subsequent month.	100	100	100	100	3	0	0	0	000000000000000111000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances			-956.18					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	217348.29	3.375	898.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		98.3	96.59	96.03	95.74	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modifications completed 2/XX/2010 and 7/XX/2012.	Yes	0	167516.18	4.75	663.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	91.67	3	0	0	0	000000000000000000111000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called about options on loan, The borrower wanted to apply for short sale
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	394506.67	5	2245.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Borrower pays before the 15th each month, without direct contact, by fast pay.	Yes	0	58960.45	4.75	365.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	502190.38	4.625	2640.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.84	102.45	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	176467.58	4.875	1115.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	351510.7	4.875	1847.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	311110.97	3	1156.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  7/XX/19 customer called in giving reason for default as excessive obligations and to make payment arrangements which brought the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There is evidence of a Modification being completed on 7/XX/12	Yes	0	138508.89	4.875	786.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	001000000000000000100100	Yes	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modifications completed 1/XX/2012 and 9/XX/2013.	Yes	0	192587.16	3	658.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	562310.01	4.375	2758.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	000000000000000000101001	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	317777.87	3.5	1293.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		148.11	125.02	117.32	113.48	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	180354.58	4.875	951.97		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	184355.31	4.25	1225.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	190242.96	4.5	863.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	9	1	000000000001043333233333	Yes	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	8/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 08/XX/2018.	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modifications completed 4/XX/2010 and 4/XX/2012.	Yes	0	218641.01	4	1000.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	269733.69	2	836.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 03/XX/2018.	100	100	100	100	0	0	0	6	000000000000000000999876	No	No	N/A	N/A		No	No	Yes	5/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower in the review period.	Yes	0	275506.84	4.375	1897.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	627419.53	3.25	2439.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modifications completed 4/XX/2010 and 7/XX/2012.	Yes	0	167393.79	5	900.46		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There is evidence of loan going into foreclosure back in 2011 but was put on hold due to repayment plan	Yes	0	447718.55	4.625	2292.97		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	459809.02	4.75	2362.86		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86358.32	7.6	728.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower ptp 348.85 by 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	69763.97	2	217.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	91.67	1	0	0	2	000000000000000000000154	No	No	N/A	N/A		No	No	Yes	2/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-30401.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	135696.43	3.375	540.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modifications completed 6/XX/2010 and 6/XX/2014.	Yes	0	148288.03	4.875	739.38		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53526.96	8.85	500.13		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	419310.38	10	4126.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 the borrower accepted the pre-qualified offer. At that time the borrower was delinquent and stated the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: borrower was approved for a Modification in 2014 but refused it.	Yes	0	157438.84	4.5	823.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	13	0	0	0	000000000001111111111111	Yes	No	N/A	N/A		No	No	Yes	8/XX/2008	1/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modifications completed 9/XX/2015 and 5/XX/2017	Yes	0	150892.49	3.5	628.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	166.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	69688.28	4.625	414.76		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		134.09	117.04	100.25	100.19	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer stated reason for default was illness of principal mortgagor. The customer scheduled a payment to cure the loan on that day and scheduled a payment for April as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modifications completed 7/XX/2011 and 7/XX/2012.	Yes	0	80089.58	3.785	492.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53656.27	7	444.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke to the borrower who needed tax information and did not make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 18-13760.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	171408.18	2.75	598.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	2	3	2	000000000000000443332211	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	251537.63	4.25	1216.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.67	100.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152131.81	3.375	606.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	96.43	2	1	0	0	000000000000000000000112	No	No	N/A	N/A		No	No	Yes	3/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 7/XX/2010.	Yes	0	72233.09	6.925	685.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.73	110.93	112.15	112.63	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81343.48	3.4	347.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no contact attempts in the review period.	Yes	0	142854.68	5.25	1052.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	59573.85	5	409.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	11/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	38263.17	4.625	196.6		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	312160.69	4.5	1672.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2011	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Customer called in with branch representative due to receiving a letter requesting proof of insurance coverage. They were informed it is needed so the customer can be reimbursed for the remaining policy remove the lapse in coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Modification completed 6/XX/2012.	Yes	0	386760.18	5.25	2823.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.06	100.03	100.24	100.46	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: loan was in foreclosure in 2017 but was put on hold due to repayment plan.	Yes	0	107507.24	2	333.11		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		106.67	88.46	94.08	96.59	0	0	0	8	000000000000000067654887	No	No	N/A	N/A		No	No	Yes	9/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71021.47	4.625	355.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	150343.39	5.25	971.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to report claim
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The homeowner reported an insurance claim for unspecified damage. No claim was sent for final review on 05/XX/2019 as there was no claim amount or balance available.   The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106001.12	4.31	762.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.15	100.08	100.05	100.04	2	0	0	0	000000000000000001100000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower in the review period.	Yes	0	220221.12	6.102	1710.01		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.35	100.01	111.78	108.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	135549.02	2.6	531.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	131.33	120.89	115.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	42203.76	8.725	392.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112781.92	7.925	990.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	85985.9	3.875	379.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		92.43	90.54	89.91	82.21	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86772.18	3.5	355.28		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower  called for payment amount and advised that he wanted to refi loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	195985.4	4.5	971.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	7	0	0	0	000000000000000001111111	No	No	N/A	N/A		No	No	Yes	9/XX/2009	8/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	191989.88	4.5	1075.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	249097.57	5.25	1368.48		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	111.46	118.75	114.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-21284.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	73535.12	4.74	522.28		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	88.89	91.67	1	4	1	0	000000000000000000212322	No	No	N/A	N/A		No	No	Yes	8/XX/2011	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72295.7	4	373.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		167.56	167.56	167.56	167.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	67486.66	7.75	533.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-32622.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58598.23	9.1	556.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.89	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	78851.02	7.7	533.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	000000000000000000001110	No	No	N/A	N/A		No	No	Yes	8/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	207192.46	4.5	1079.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower was behind due to hurricane damages to the home and loss of work 9/2017 and was on a disaster deferment and the loan was brought current and all damages were repaired and 100% closed claim per notes.
				No delinquents since that time.	Yes	0	223727.24	4.875	1140.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	1	0	0	000000000000000000002110	No	No	N/A	N/A		No	No	Yes	4/XX/2009	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 10/XX/2010.	Yes	0	37950.6	4.375	245.68		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.84	111.22	100.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-04927.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	116237	7.675	844.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58800.08	7.375	837.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.67	101	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Prior evidence of foreclosure which was put on hold due to loss mitigation	Yes	0	81994.45	2	275.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	22739.64	5	188.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in reference to letter received regarding inspection for cause of loss hurricane on date of loss 09/XX/2017. The agent submitted inspection request and advised borrower 3-5 business days for inspector to call and 2 business days to process the results.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Insurance claim was filed for case of loss Hurricane on date of loss 09/XX/2017. The claim was classified as enhanced endorse and release. On 09/XX/2019 the branch was authorized to endorse.  On 10/XX/2019 the borrower called in and requested inspection and the inspection was ordered on 10/XX/2019.  The damage repair amount is estimated at $23,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152631.04	4.75	777.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	52055.12	1.6	282.08	0	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Paystring verified correct	100	100	100	100	2	2	1	1	000000000000021000043210	No	No	N/A	N/A		No	No	Yes	7/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	151346.97	8.5	1378.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2010	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	148542.49	7.5	1263.53	0	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	99.78	1	1	1	2	000000000000000000443210	No	No	N/A	N/A		No	No	Yes	5/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	73630.6	4.654	524.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-15405.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	126623.44	8.386	1143.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.9	102.9	103.39	103.64	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	136859.26	3.625	558.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	16745.31	9.003	212.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	139.31	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer spoke to the borrower who was sure a payment had already been made. The call was interrupted and ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	62696.8	3	242.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.36	91.87	89.98	89.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	6/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79445.09	6.85	491.51		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 05/XX/2018.	133.33	116.67	111.11	108.33	1	1	5	0	000000000000000033333210	No	No	N/A	N/A		No	No	Yes	12/XX/2010	10/XX/2019	No		No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to make a payment and was transferred to the correct department.  Borrower was under disaster forbearance for late payment in September 2018; no late charge or negative credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 08-06432.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments 10/XX/2018 indicate subject is in a FNMA Disaster area due to Hurricane Florence (DR-4393). No damages were reported.	Yes	0	138723.85	7.475	1125.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000001000000000000	Yes	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97843.17	10.85	943.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	3	2	0	0	000000000000000000012211	No	No	N/A	N/A		No	No	Yes	9/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-15751.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	266724.48	4.375	1307.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Fair		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	47174.26	9.5	457.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99065.82	3.5	402.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000011000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact with the borrower during the 12 month review. The loan was modified 4/XX/2016 and appears to be performing since that time. The reason for the earlier default was illness of borrower and curtailed income due to self employed	Yes	0	214447.63	3.375	850.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	4/XX/2019	No		No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	50844.69	11.375	559.04		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100.81	101.22	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in states changed insurance company and calling to  see if new policy information has been updated in system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75091.45	8	691.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.15	98.72	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	11/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modifications completed 7/XX/2011 and 12/XX/2016.	Yes	0	129392.75	3	481.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86768.41	4.5	447.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-06418.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  BK filing date was not evident in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	153613.9	8.825	1421.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower paid by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	33057.03	3.75	210.01	-133.73	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	An adjustment was completed advancing the due date in 5/2018.	98.6	81.23	86.09	88.52	4	1	0	0	000000000000000021111000	No	No	N/A	N/A		No	No	Yes	12/XX/2010	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0	Yes	-133.73		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	271423.66	3.375	1081.11		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Last contact with the borrower noted on 3/XX/2019 when they were reached for collection efforts and informal payment plan was set up to cure delinquent account. No reason was obtained and issue was resolved and no further delinquents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	318590.46	4.5	2575.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	Temporary		No	No	Yes	10/XX/2008	10/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94428.26	5.25	677.19		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	78802.67	8.812	727.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.05	100.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	95862.03	5.25	687.76		8/XX/2019	7/XX/2019	7/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact was noted with the borrower since 9/XX/2016 when they were called to discuss the loan. Discharged Bankruptcy and no reaffirment found. Loan is performing and no contact with the borrower was noted during the review	Yes	0	171956.41	4.875	946.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	3/XX/2012			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	477279.8	3.625	2010.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.67	100.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58199.15	2	224.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	149.44	137.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106515.38	8.99	1073.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.02	100.02	100.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53006.24	11.75	589.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	133013.52	3.375	528.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Collection comments indicate borrower called and was transferred to the insurance department.  Borrower received a check and asking where it should be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	127684.68	4.375	680.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.39	105.64	103.93	103.14	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2009	8/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	154821.9	10.25	1555.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 1/XX/2017.	Yes	0	157821.23	4.25	760.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is stay lifted.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	120809.17	5.25	682.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.06	124.46	116.3	112.23	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56040.72	3.25	217.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000011000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	59091.92	2	193.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	38178.78	9.9	374.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	109872.48	5.125	658.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.27	104.27	103.54	102.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56109.58	3.5	226.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer called in requesting assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modifications completed 11/XX/2010 and 3/XX/2014.	Yes	0	48264.3	3	190.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	97.68	93.81	91.88	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	9/XX/2019	Yes	12/XX/2018	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	264803.72	2.625	911.34	-621.12	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	101.95	109.8	5	0	1	5	000000000011111000666543	Yes	No	UTD	UTD		No	No	Yes	12/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-621.12					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	51830.11	2	202.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		230.64	165.32	143.55	132.66	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2012	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	426736.7	4	1935.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.16	96.17	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2010	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-23693.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  Filing date was not provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 2/XX/2014.	Yes	0	65773.66	3	275.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	135.69	123.29	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	12/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 08-06348.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	23832.3	4.125	311.96		8/XX/2019	7/XX/2019	7/XX/2019	8/XX/2019		66.67	100.01	88.9	91.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-16342.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.  Closed on 10/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	213501.05	2	880.45		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2016	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	25528.2	10.25	358.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	108.33	12	0	0	0	000100001101101001011111	Yes	No	N/A	N/A		No	No	Yes	8/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The customer called to verify the check from the old insurance was sent and confirming insurance payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 5/XX/2016.	Yes	0	46943.75	3.5	189.76		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2015	9/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	430628.36	2	1397.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	3	000000000000000000654321	No	No	N/A	N/A		No	No	Yes	8/XX/2015	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-10841.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  No POC file date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	292084.63	2	963.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		125.78	126.47	127.87	129.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	256219.87	4.5	1264.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.98	101.7	101.89	102.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	128242.86	4.795	677.96		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		68.93	86.16	91.9	94.78	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	312580.77	4.795	1610.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		124.83	116.55	111.04	108.28	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	164727.77	4.056	1138.03		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		136.96	119.83	102.7	111.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	5/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary state borrower called in to advise of reason for slow payment and accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	381622.35	4	2378.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	201787.05	4.746	1105.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	228116.27	4.75	1160.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Modification completed 1/XX/2011.	Yes	0	127554.33	4	768.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	358930.77	4.375	1607.28		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100	99.83	99.92	1	1	1	7	000000000000089876543210	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	167670.57	4.5	826.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.04	100.03	100.04	100.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	102122.45	2.658	397.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.83	89.44	92.25	1	1	1	5	000000000000000776543210	No	No	N/A	N/A		No	No	Yes	8/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	371193.96	4.75	1927.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	8/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	275647.13	2	978.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.02	100.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	4/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	181662.91	2	598.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 9/XX/2018, there is evidence of a repayment plan starting 09/XX/2018 in the amount of $1774.02.	Yes	0	176491.8	4	994.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.02	88.9	100.01	1	0	0	0	000000000000010000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	191524.28	4	1174.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	597531.92	3.375	2473.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		98.3	96.59	96.03	95.74	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	311473.88	4.25	1557.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called  requesting a copy of the RMA be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96.96	2	2346.64	0	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		103.96	103.96	104.38	105.21	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Commentary states borroer called in to advise of change in insurance company. Borrower was advised of insurance payment status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	398952.08	5	2181.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	6/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower requested assistance.Borrower is requesting MI waiver and cites payment history shows 30 day late in 12 months or 60 day late in 24 months. Comment dated 10/XX/2018 borrower stated they forgot to mail payment and scheduled payment with associate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Prior modification completed prior to review scope 09/XX/2016.	Yes	0	150280.49	2	479.68		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.05	100.03	100.02	108.35	1	4	0	0	000000000000000222210000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	Yes	Crawford County Housing Commission	Yes	Yes	Yes	UTD	UTD	Yes		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	452342.88	4	2082.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 7/XX/2012.	Yes	0	86899.67	5	462.96		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	173303.77	3	674.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.45	95.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-23616.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  Amended proof of claim was filed on 10/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	352560.89	2	1143.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	103077.62	4	679.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.16	100.16	100.16	100.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	196836.64	4.75	1072.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2018	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	146562.06	4.625	676.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 08/XX/2018	100	100.13	100.09	100.06	3	2	3	3	000000000000044433322111	No	No	N/A	N/A		No	No	Yes	4/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	493935.2	3.802	2262.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97844.69	2	314.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	251530.02	4.635	1278.88	768.06	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Verified the cash velocity for the months of 07/2018 and 08/2018 as accurate due to a principal curtailment and its subsequent reversal.	100	100	100	100	3	0	0	0	000000000000001110000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	122066.86	4.795	623.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 12/XX/2010.	Yes	0	212589.47	4.375	1052.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to schedule payment. Associate contacted borrower on 02/XX/2019 with borrower advising it was not a good time and they would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Loan was last reported to mortgage insurance company on 09/XX/2018.	Yes	0	112430.28	4.375	501.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Loan modified as of 08/2018	100	100	100	91.67	0	0	1	10	000000000000099999876543	No	No	UTD	UTD		No	No	Yes	10/XX/2006	5/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	324827.14	4.75	1672.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.27	113.01	108.67	98.17	7	0	0	0	000000000000000001111111	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	212252.11	4	1591.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		124.11	124.11	124.11	124.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	271348.93	4.35	1430.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted the servicer on 08/XX/2019 to schedule a payment in the amount of $1,619.78.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	170692.4	4	1068.18	621.81	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	194.68	163.12	139.01	5	0	0	0	000000100101000000100001	Yes	No	N/A	N/A		No	No	Yes	9/XX/2006	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A			0				No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower's loan is performing,  There is no evidence of loss mitigation other than a one time repayment plan that was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	266782.1	2.426	1024.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	5	1	0	0	000000000001000000102111	Yes	No	UTD	UTD		No	No	Yes	10/XX/2006	10/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to get  information - wants to do a short sale and wants to get the procedures for it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 05/2016.	Yes	0	1861873.68	4	9338.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	1/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	183582.24	2	846.24		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		137.27	122.58	128.9	113.79	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 08-21748.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	217834.98	3.375	900.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		98.3	96.59	96.03	95.74	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	2/XX/2009			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number 09-18086.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	312005.09	4	1224.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2013	MOD	Yes	No	Yes	Modification	No		Modification completed 7/XX/2013.	Limited	Completed Plan	Non-HAMP					No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	450742.13	3	1737.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		90.72	88.4	87.63	87.24	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 06/XX/2009 cites mortgage insurance coverage was rescinded and the MIP1 line was deleted.	Yes	0	185085.84	3.5	783.18		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	115.55	108.12	104.41	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	418414.91	5	2402.94		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	259706.19	4.311	1250.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	101.32	101.32	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	422628.88	5	2303.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	390825.86	4.75	1996.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.83	100.63	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	512428	5	2747.53		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	262591.31	5	1388.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	300357.65	4.75	1597.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Loan modification completed on 07/XX/2012.	Yes	0	185680.74	4.5	991.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	8/XX/2018	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-10080.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	250063.11	2	825.87		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		168.67	134.34	122.89	117.17	3	0	0	0	000000000000000011100000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	114072.41	4	659.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.49	108.49	108.49	108.49	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	137248.78	4	793.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		111.07	111	110.97	110.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	92126.12	4	500.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-06224.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	436770.09	5	1841.27		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	204879.78	4.875	841.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		111.89	111.89	111.78	111.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	156671.11	4.5	835.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.03	100.03	100.08	100.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	214351.59	4.875	1146.34		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	67959.44	4.249	329.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	3	0	0	000000000000000000022210	No	No	N/A	N/A		No	No	Yes	11/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment for $966.03 and set up an additional payment for $952.82 to be drafted on 4/XX/2019. The borrower advised the RFD is due to Servicing Problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	172566.73	4.635	864.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.83	100.56	100.42	0	0	0	0	000000000000000000000000	No	No	Servicing Problems	Resolved		No	No	Yes	10/XX/2006	10/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2019	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The  borrower called with general questions regarding a prior loan modification deferred amount and principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope; effective 06/XX/2011.	Yes	0	129419.4	2	463.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.75	101.61	1	0	0	0	000000000000000000010000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	124261.61	4.5	667.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	225486.02	2	724.66		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	300861.84	4.635	1506.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Genworoth is sending back funds with the last one received on 12/XX/08.	Yes	0	60321.49	4.5	319.97		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	11/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	324609.64	2	1071.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	160804.41	4.5	807.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.21	100.14	100.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	203188.05	4.75	1119.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	142773.58	4.625	721.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152814.86	4	948.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.05	100.06	100.06	100.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states borrower called in and accepted a promise to pay on the account. Borrower was advised of available options and borrower advised will make extra payments in order to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129489.92	4.75	719.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.02	100.01	100.01	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	Resolved		No	No	Yes	11/XX/2006	7/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	4/XX/2019	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	136697.15	2.375	520.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	192828.62	4.75	1063.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	155713.18	4.75	794.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	64205.12	4	428.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The last contact was made on 1/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	188900.41	2	623.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 04/XX/2018, the Branch endorsed a $19,073.46 check to the Borrower. As of 10/XX/2018, the claim is closed. There had been 120 consecutive days without consecutive contact  The claim included interior damage. The insurance inspection was cancelled because the Borrower would not return calls to allow access. The details of the damage and status of the repairs is not evident.  The damage repair amount is estimated at $19,073.46.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 01/XX/2018 effective 01/XX/2018 with a Loss Mitigation Deferment.	Yes	0	374250.78	2	1165.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	1	2	0	000000000000000000000332	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	416068.55	2.892	1715.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.83	101.42	100.94	100.71	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	52825.19	4	295.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrowed called to file a claim for damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 04/XX/2019 the borrower filed a claim for damages due to flood damage. The date of loss was cited as 04/XX/209. The case was classified as non-monitored. A check in the amount of $4160.05 was  endorsed and released to the borrower. Unable to determine if repairs are complete.  The damage repair amount is estimated at $4,160.05.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	368176.95	5	1977.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-33756.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	472051.13	2	1470.17		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	4	000000000000000000009999	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment arrangements for 11/XX/2019 and 11/XX/2019 both amounts for $2,671.97. Comment dated 09/XX/2019 borrower stated RFD to be excessive obligations, stated not interested in assistance and scheduled payment for 10/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	421440.77	3	1627.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		90.72	88.4	87.63	87.24	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	Temporary		No	No	Yes	1/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138417.19	4.75	716.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.49	100.45	100.44	100.43	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	7/XX/2007	11/XX/2016	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-13115.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	168257.86	2	542.92		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	117.95	111.96	108.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	193600.52	5	806.67	-537.36	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	100	100	2	3	1	0	000000000000000000322211	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-537.36					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	61107.74	4	351.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and was advised of the total amount due and made a payment in amount of $2201.97.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	304726.81	4.5	1561.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 03/XX/2018.	100	100	100	100	1	1	1	3	000000000000000000654321	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	396467.03	4.5	1938.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.16	105.16	105.16	105.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	317495.9	3.875	1402.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		92.43	90.54	89.91	89.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	331521.71	3.683	1498.19	-839.32	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.07	100.04	100.03	1	1	1	1	000000000000000000432100	No	No	N/A	N/A		No	No	Yes	11/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0		-839.32					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	262325.96	5	1609.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.16	101.51	102.18	93.89	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	214191.8	4	1196.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	329714.82	4.795	1682.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 07/XX/2011	Yes	0	228330.93	4.625	1198.78		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: Modification completed 08/XX/2011	Yes	0	163973.28	4.635	833.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102	104	103.67	103.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	32420.61	4	233.34		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		105.45	105.45	116.89	114.4	2	3	0	0	000000000000000000222110	No	No	N/A	N/A		No	No	Yes	12/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to inform that he was not aware the October payment is still due and set up 2 payments for $1,626.84 each on 10/XX/2018 and 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	194754.11	3.625	995.57		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.37	116.74	111.16	108.37	0	0	0	0	000000000000000000000000	No	No	Payment Disputes	Resolved		No	No	Yes	1/XX/2007	10/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	231910.15	2	757.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	69035.45	4.635	345.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	54543.7	4.006	364.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	57366.56	4	495.9		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	284.71	335.35	301.86	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	130961.6	4	726.33		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		160.87	139.62	135.59	133.58	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	203139.82	4	1259.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	118136.73	4	706.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	4/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	203001.41	4.375	1056.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.28	100.22	100.18	100.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	322257.99	4	1828.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	120630.87	4	576.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.11	100.18	100.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	492975	5	2771.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		110.54	106.31	104.94	105.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states spoke to borrower regarding the status of the account. The borrower advised of reason of default and was unable to offer a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-17671.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	36679.44	6.25	320.17		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		106.64	117.77	118.57	116	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	Resolved		No	No	Yes	10/XX/2008	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	124921.89	4	752.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	313926.98	4.156	2106.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	124921.89	4	752.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	25679.31	4.112	181.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		119	137.99	144.33	134.41	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	7/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called with general questions as they were told amount for payment and payment was made without escrow and stated they would call back to speak with their account manager regarding an explanation for the modification as they are on their way to work
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	430383.03	2	1329.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.16	100.11	100.28	1	0	2	8	000000000001009998765433	Yes	No	N/A	N/A		No	No	Yes	3/XX/2007	6/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	15603.22	4.474	484.73		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	1475.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 2/XX/10 Trial repayment plan denied.	Yes	0	326489.83	5.25	1857		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period of 09/XX/2018 through 08/XX/2019 there has been no contact with borrower. Loan is currently performing.	Yes	0	178523.08	4	1098.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	364455.28	5	1945.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.02	100.13	100.16	100.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125660.69	3.75	556.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	279454.2	2	862.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 06/XX/2018	100.05	100.04	100.04	100.04	1	1	1	6	000000000000000777654321	No	No	N/A	N/A		No	No	Yes	4/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	231194.3	4.125	1085.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.73	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/19 the borrower accepted a promise to pay cure of $1,471.11 on 2/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 10/XX/13 modification attempt but borrower wanted a principal reduction.	Yes	0	165641.05	3	683.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		121.73	115.74	116.31	109.34	4	0	0	0	000000000000000001111000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	6/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	205455.05	4.5	1023.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	321424.75	4	1633.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71899.53	4	481.87		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		180.41	157.86	135.3	146.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Hurricane Irma; an insurance claim was filed due to damages sustained by the hurricane on 11/XX/2017. The insurance claim was closed on 07/XX/2018 and there is no evidence of unresolved property damage as of the review date.	Yes	0	699630.96	2.432	2679.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	449353.28	4	2142.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-17708.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.  MFR completed, however, never filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: AS of 02/XX/2011 on HAMP1 modification. Previous confirmed Foreclosure sale scheduled on file in 2013.	Yes	0	76418.3	3	298.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	329179.26	5	1824.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	294491.15	2	944.82		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		135.84	101.26	100.84	101.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	331558.34	2	1132.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	111.67	100.42	4	0	0	0	000000000111001000000000	Yes	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last mention of mortgage insurance was on 04/XX/2008.	Yes	0	220115.46	2	783.2		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		139.4	103.24	102.33	101.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Lapsed					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	441506.58	4.083	2145.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	69772.45	4.112	470.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.08	100.06	100.1	100.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	424155.3	4	1700.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		198.02	149.01	132.67	124.51	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no evidence of contact made throughout the review period.	Yes	0	315845.13	5.625	1776.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.31	94.14	93.75	93.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	77698.15	4	471.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.13	100.13	100.13	100.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	479436.2	4	3088.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	185021.72	4.75	1359.88		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	130.69	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 11.  The bankruptcy was filed under case number 17-15664.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	533280.42	3.875	2231.48	2604.26	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 01/XX/2018.	100	100	100	91.67	0	0	0	4	000000000000000000009999	No	No	N/A	N/A		No	No	Yes	5/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/XX/2018	Chapter 11	6/XX/2017	17-15664			No	No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	105046.33	4	606.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.08	100.08	100.08	100.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment in the amount of $958.96
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	164745.1	2	595.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.56	100.42	1	0	0	0	001000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke to authorized third party regarding the total amount due for the account. Third party accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	342754.16	3.875	1591.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.17	108.07	109.05	100.42	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	9/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Prior modifications completed 08/XX/2011 and 02/XX/2014. Per comments 03/XX/10 title claim filed for a legal description issue, mortgage was recorded without a legal description; however, a curative was title claim denied.	Yes	0	187542.37	4.5	991.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 08/XX/2012	Yes	0	51114.65	3.81	246.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	231876.87	4	1248.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower accepted a promise to pay on account. Advised that RFD was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-17595.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	571686.57	2	1788.62	-2666.14	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified in 12/2017.	100	100	100	100	1	0	0	3	000000000010000000000999	Yes	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	6/XX/2012			No														No	Escrow Advances		Yes	-2666.14		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower claims payments were mailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	92770.28	4	563.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.02	100.03	100.03	100.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower stated that he made all 3 mortgage payment 2 weeks ago and wanted to confirm that they were received. The agent advised that the checks were not received. The borrower is going to contact his bank and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152537.43	4	932.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.02	100.02	100.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	5/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-19424.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact was noted within the review period. Loan is performing.	Yes	0	265630.94	3.625	1136.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		97.23	94.46	93.54	93.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	8/XX/2012			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called with questions, scheduled payment, interested in mortgage assistance and will call back to see about a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	241730.02	3.5	1024.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	12	0	0	0	000000000001011111111111	Yes	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to make a payment in the amount of $2666.42
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	385705.88	5	2539.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	Resolved		No	No	Yes	7/XX/2007	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1466638.38	4.625	7335.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower stated primary reason for delinquency was curtailment of income. The borrower made a one time draft of $2,701.70.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	544072.98	2	1934.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	001000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	83225.77	4.32	558.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	122465.12	4.5	615.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The account has been performing for over 12 months and the servicer has not been attempting to contact the borrower.	Yes	0	49371.3	4	301.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-38662.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	366636.64	2	1256.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 06/XX/2018.	101.99	101.99	101.77	101.63	1	1	1	5	000000000000000655543210	No	No	Property Issues	Resolved		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	861521.4	4.375	3843.35	8247.65	9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	88.89	93.08	1	1	1	3	000000000000054432100000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106571.58	4.5	599.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	41764.24	4.52	297.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in regarding insurance letter received. Agent advised that premium has been disbursed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	407719.5	4.875	2160.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		106.17	106.94	105.63	106.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	7/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	130375.51	2.25	481.45		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to report a new claim due to hurricane on 09/XX/2018. Borrower was advised to take it to the local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on 3/XX/2019 Hurricane damage 9/XX/2018. Damage repaired.	Yes	0	120575.33	4	634.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	6/XX/2007	6/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	44618.85	4	279.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	471451.82	1	1553.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	87.65	67.07	56.78	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81064.15	4.75	478.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.98	103.54	103.42	102.57	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in  and stated will pay but could not offer a promise to pay date. Borrower is interested in mortgage assistance but was unable to complete the interview and does not have access to website. The agent advised borrower of the process and provided options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106310.97	4.32	795.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	106.28	108.37	109.42	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted on 6/XX/2019 due to delinquency.  The reason for delinquency is inability to rent as the previous renter moved out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	317214.28	5.25	1812.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	001000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	502742.14	4.625	2661.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		113.76	114.34	114.53	114.63	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-35169.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152534.28	2	541.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called and stated the reason for default was forgot to mail. The Borrower accepted a payment plan to bring the account up to date.  $1,342.69 in 2 payments $1,000.00 and $342.69.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138449.78	5.125	805.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	386923.72	2	1388.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.68	101.36	101.73	101.89	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	375545.75	3.169	1614.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		121.68	120.13	121.68	122.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period of 09/XX/2018 through 08/XX/2019 there has been no contact with borrower. Loan is currently performing.	Yes	0	129684.16	3	517.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		132.45	126.01	121.71	119.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	29589.81	4.322	230.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.15	108.15	108.15	108.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	251371.68	2	786.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	159094.89	4.278	1061.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.25	100.87	100.74	100.76	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The account has been performing for over 12 months and the servicer has not been attempting to contact the borrower.	Yes	0	341899.05	4.125	1725.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		113.52	115.3	110.56	101.79	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	2842750.5	5.483	20761.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.85	97.71	97.79	97.23	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	6/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 06/XX/2010.	Yes	0	190232.78	5	1019.41		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97324.39	4.375	480.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-22165.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	270227.28	4.125	1374.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	102.74	102.22	2	2	0	0	000000010010000000000022	Yes	No	N/A	N/A		No	No	Yes	9/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	324271.35	4.875	1317.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.02	102.57	101.73	101.32	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	69122.15	2	220.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.38	100.57	101.51	101.23	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019 the branch office contacted the servicer in reference to the branch endorsement approval request for a claim for  thunderstorm damages with a loss date of 06/XX/2018. The borrower was present at the local branch during the call. The borrower was advised that a notarized LOA is needed for another person  to represent check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Per comments 07/XX/2019 the borrower has an open insurance claim for thunderstorm damages with a loss date of 06/302018. The claim is classified as non-monitored; however, the details of the damage and status of the repairs are not evident.  The damage repair amount is estimated at $1,875.89.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	108623.35	4	489.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		91.46	89.33	88.61	88.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	7/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	239623.87	5	1341.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: On 9/XX/07 the insurance company stated the home is vacant and walls were cracked. Prior modification completed 02/XX/2011. From 2014 to date there have been no attempts to contact the borrower only the insurance company.	Yes	0	23950.99	5	170.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		Yes	9/XX/2007	No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	232455.65	2	830.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	11/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-38251.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  Chapter 7 Bankruptcy filed 8/XX/2010 under case number 10-35619 was dismissed 11/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	627527.72	3.375	2964.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129263.49	4	758.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	182588.78	4.153	874.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	153036.16	4.25	739.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.01	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	283985.46	4.5	1469.16	784.87	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Verified the cash velocity for the months of 11/2017 and 02/2018 as accurate due to a principal curtailment and its subsequent reversal.	100.12	83.48	100.16	100.21	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	106764.83	4.12	530.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.42	109.42	109.42	109.42	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no evidence of contact made throughout the review period.	Yes	0	249528.36	5	1040.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower requeste payment history and made a payment during the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-26497.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	706845.31	2	2330.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72302.66	4	450.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	468225.66	4.875	1908.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	143092.85	4.875	581.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	1/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 08/XX/2011, loan was modified.	Yes	0	206514.11	4.625	1031.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.02	100.01	100.01	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	343385.19	4.75	1850.11		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.38	116.69	111.13	108.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	139147.79	4.29	713.25		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	260545.62	4.75	1388.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	124688.06	2	407.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.18	105.21	105.55	104.81	1	0	0	0	000000000000001000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid	UTD	current			No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	54993.25	4	352.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 15-11981.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification effective date 06/XX/2014, 05/XX/2018.	Yes	0	2435.69	2	2635.16	-207.97	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	1	2	3	000000000000000000443235	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	11/XX/2017			No														Yes	Escrow Advances		Yes	-207.97					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	90422.89	5	814.92		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		127.99	127.99	138.16	143.28	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	283489.27	2.36	1066.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-19260.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	323876.05	3	1270.36		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	96.52	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	239198.42	2	788.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	353311.87	5	1489.94		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	367437.1	4	2096.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.54	109.54	109.54	109.54	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to confirm payment pf $2,178.86. Comment dated 09/XX/2016 borrower stated the property is for sale and not occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	Yes	0	368513.18	3.875	1705.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.01	100.02	100.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		Yes	9/XX/2019	No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	31897.89	2	114.98		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	130.75	114.73	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke to the customer who stated that the reason paying late is a curtailment of income, promise payment provided
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 01/XX/2011.	Yes	0	160550.84	4	967.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	483714.57	4.375	2387		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		134.73	117.37	111.58	108.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	491414.94	3	1917.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	100	97.68	1	1	1	2	000000000000000000543210	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no evidence of contact made throughout the review period.	Yes	0	609010.2	5	3562.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	127303.21	4	576.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		91.46	89.33	78.93	88.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	174603.35	4	885.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called in to confirmed change in insurance carriers.The rep provided instructions on how to send in new policy and make sure old one was cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	167171.76	3	648.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	95.36	93.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	5/XX/2019	Yes	2/XX/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	225351.87	2.727	788.34	-641.4	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Loan was modified on 02/XX/2018.	100	100	100	100	2	2	1	0	000000000000000000032211	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances			-641.4					Escrow Advances	No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	143104.38	5	761.91		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	406974.83	2	1418.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	5	0	0	0	000000000000000000011111	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	316642.52	4	1689.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	141210.87	4.805	849.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	39158.91	4	225.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	279816.67	4.763	1471.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called on 4/XX/2019 to inquire about filing a hazard claim.  She was advised that the loan is not escrowed therefore the servicer does not pay hazard insurance.  The borrower also said the property is being rented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	160972.67	4.469	1079.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	4/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	300206.3	2	1065.05	-1371.13	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0		-1371.13					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in states she requested late fees be waived and wanted to know if they were waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	528768.12	2	1635.25	-1167.22	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	A balance adjustment was completed in 4/2018 advancing the due date to 6/XX/2018.	100.14	100.59	100.42	100.34	2	0	0	0	000000000000000001100000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	5/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2018	No		No	No	N/A		No										No			No	No			Yes	Modification	6/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed 6/XX/2018.	Limited	Completed Plan	Non-HAMP					No									No								No							No	No	N/A				No														No	Escrow Advances	0	Yes	-1167.22		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-09115.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	243931.97	3	964.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	97.68	1	1	2	0	000000000000000000033210	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	186266.29	4.12	909.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.38	107.38	106.82	105.32	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower in the review period.	Yes	0	39604.33	4	225.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	12/XX/2015	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower forgot to mail the payment. Borrower agreed to make payments on 08/XX/2019 and 08/XX/2019 to bring the loan current. Last skip trace noted 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	67121.36	4	383.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	010000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 9/XX/2012	Yes	0	125017.84	2	443.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	265637.09	3.5	1120.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	97.76	96.26	95.51	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	947325.02	4	3717.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65567.92	4	356.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-55300.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period of 09/XX/2018 through 08/XX/2019 there has been no contact with borrower. Loan is currently performing.	Yes	0	201165.54	2	661.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.4	100.29	100.22	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	46131.67	4	246.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019 the borrower was contacted due to delinquency.  The reason for delinquency is curtailment of income.  A promise to pay was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	287438.73	4	1580.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.27	101.06	101.15	101.18	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	11/XX/2007	7/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-12730.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	174657.64	3	682.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.84	1	2	0	3	000000000000002210000999	No	No	N/A	N/A		No	No	Yes	11/XX/2007	7/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 05/XX/2012, the loan was modified.	Yes	0	584222.28	4.5	3415.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	239790.81	3.25	907.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	8	000000000000000099999987	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review Period.	Yes	0	207243.38	4	971.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to make a payment by 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	252122.54	4	1429.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.29	7	0	0	0	000000000000001111111000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	7/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	317197.69	4.25	1391.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 06/XX/2018	100	100	100	100	3	0	0	0	000000000000000111000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There are no contact attempts made to the borrower. The borrower has not made any contact during the review period of 10/XX/2018 - 08/XX/2019	Yes	0	606467.21	4.5	3688.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		124.63	126.79	127.5	127.86	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	37892.04	4	205.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	458144.03	2	1625.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	179140.35	3.375	947.84		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		144.59	125.99	122.5	118.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	793844.11	2	2483.17	-2631.45	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 09/XX/2017.	100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Escrow Advances			-2631.45					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	37550.16	4	205.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	384217.88	4.375	1912.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.61	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	3/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower, attempts have been made by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	73891.5	4.875	383.72	-324.88	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	000000000000000000001110	No	No	N/A	N/A		No	No	Yes	12/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-324.88					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 the servicer spoke with the borrower who promised to make payments according to payment arrangements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-24669.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	582314.88	3.5	2490.33		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		82.83	124.75	116.5	127.92	0	14	0	0	000000000022222222222222	Yes	No	Curtailment of Income	Temporary		No	No	Yes	12/XX/2007	10/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	230366.61	4	1456.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 4/XX/2011	Yes	0	862817.7	4	4017.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	254473.26	5	1241.36	-1171.28	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified in 3/2018.	100	83.33	88.89	91.67	0	0	0	6	000000000000000000999876	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0	Yes	-1171.28		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review Period.	Yes	0	221065.09	4.125	1034.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower contact evident within the course of review. No servicer contact to borrower.	Yes	0	350875.62	4.405	1806.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	369487.48	2	1174.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	503221.31	4	2301.95	-590.96	9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances		Yes	-590.96					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower was unable to offer a promise to pay and could not complete the interview on the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	382158.37	4.375	1915.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.61	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	8/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period of 9/XX/2018 - 8/XX/2019 there are no contact attempts made to the borrower. The borrower has not made any contact during the review period.	Yes	0	39672.04	4	243.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	133438.71	5	795.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.55	104.55	104.55	104.55	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	3	[3] Property Damage - Interior/Exterior UTD: ;	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: On 10/XX/2017, the property sustained major damage, the Borrower's business and ran a vacation home for a living. All lost due to the storm. The repairs were made and the claim was closed.
The account has evidence of Forbearance as of 10/XX/2017.
				There is evidence of prior modification on 04/XX/11.	Yes	0	363191.66	4	2084.49	0	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	1	2	0	0	000000000000000000002210	No	No	N/A	N/A		No	No	Yes	4/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	466451.02	3.375	1933.61		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	114.11	107.7	104.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 06/XX/2012, the loan was modified.	Yes	0	94644.18	5.25	615.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.56	101.34	101.38	101.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	296862.6	4.5	1537.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period of 09/XX/2018 through 08/XX/2019 there has been no contact with borrower. Loan is currently performing.	Yes	0	113183.19	4	737.78	-1348.2	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct; additional principal applied	100	100	52.93	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-1348.2					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	414914.41	4.875	2149.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	282745.24	4.375	1388.34		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The account has been performing for over 12 months and the servicer has not been attempting to contact the borrower.	Yes	0	301004.83	5	1687.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.93	105.93	105.93	106.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to Borrower, advised pending reversal for August payment.  Advised that it will be adjusted in 2 days.  Borrower promised to pay in 2 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99636.62	4	630.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	233037.42	4	1379.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	173212.13	5	993.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	206325.29	5	1106.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	1/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 07/XX/2017 & 09/XX/2010	Yes	0	1275969.43	2	4012.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	783302.45	2	2816.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	242818.63	3	941.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	95.36	92.97	92.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	58140.86	4.875	359.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	148044.72	4	743.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		324.06	212.03	174.69	156.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	5/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called customer service on 9/XX/2019 to ask what the Trustee interest is on a fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	447022.79	2	1423.49		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 8/XX/15 the borrower authorized Alliance Consumer Advocates on the account. On 8/XX/14 and 8/XX/13 pay for success program monthly incentive were applied. Prior modifications were completed 07/XX/2012 and 12/XX/2009.	Yes	0	319457.87	5	1801.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.11	94.69	108.63	106.73	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89147.9	4.127	447.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89145.62	4.127	447.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89156.04	4.126	447.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 the servicer spoke to the borrower  who accepted a prepayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1063921.29	3.875	4807.81	-2470.18	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	4	000000000000006554321000	No	No	Illness - Mortgagor	Temporary		No	No	Yes	7/XX/2007	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-2470.18					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party called in to see how the Adjustable Rate Mortgage works but hung up before call was transferred to Customer Service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-27841.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	413441.98	2	1365.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.8	103.91	102.61	101.96	5	2	4	0	000000000000021111123333	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	421263.76	4.795	2155.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke to Borrower, Borrower consented to proceed.  Primary RFD is income curtailment.  Borrower advised they made extra payment in may, Lender confirmed and advised they needed $157.75 to complete 2nd payment.  Borrower promised to pay $1918 on 9/XX/18 to cure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-35644.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	308069.31	3	1187.66	-1523.7	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Verified the cash velocity for the months of 05/2018 and 09/2018 as accurate due to a principal curtailment and its subsequent reversal.	90.72	88.4	87.63	82.4	8	0	0	0	000000000000100011111110	No	No	Curtailment of Income	Resolved		No	No	Yes	9/XX/2007	10/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Escrow Advances			-1523.7					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made payment by phone on 2/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	118663.36	5.25	855.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	102.92	102	101.63	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	89176.89	4.123	447.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89059.87	4.127	447.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89118.16	4.129	447.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-53544.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  Closed bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	234980.58	5	1283.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.84	103.92	102.61	101.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period of 09/XX/2018 through 08/XX/2019 there has been no contact with borrower. Loan is currently performing.	Yes	0	288669.03	4.75	1142.67	918.18	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.58	116.99	111.46	117.06	1	0	0	0	000000000000100000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0	N/A			0				No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	360805.34	4	1699.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	492777.62	4.375	2419.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	101.38	100.92	100.69	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	154535.77	4.365	814.39		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		104.09	120.97	102.87	110.49	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	511321.96	5	2741.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower gave verbal authorization for spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	184111.34	4	853.22		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100.73	100.48	100.36	1	0	0	0	000000000000000001000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	9/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81666.37	2	289.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	181161.83	4.75	908.73		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	78.8	82.85	84.87	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 15-11449.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 08/XX/2016, the loan was modified.	Yes	0	163714.21	3.25	643.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		138.88	138.88	138.88	129.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	283066.97	4.5	1480.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.02	100.01	100.01	100.01	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	10/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-31653.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	290923.41	6	1713.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	98.19	95.16	93.65	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	84048.87	2	298.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.31	100.48	100.5	100.4	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	342283.32	4	1613.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	389275.71	4.375	1914.23		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.84	116.97	111.31	108.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	124234.72	5.125	730.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	107246.87	4.25	761.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	440893.58	2	1359.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 07/XX/2018	100	100	100	100	0	0	0	10	000000000000009999998765	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	237885.82	4	1140.65		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Notes reflected a misdirected call from borrower on 1/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	37877.71	5.25	270.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Modification completed 06/XX/2016-Modification completed. On 02/XX/2015 there was a cease and desist placed on the loan in error.	Yes	0	115137.26	3.25	447.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 03/XX/2011.	Yes	0	341372.26	4	1966.33		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		100.53	100.27	100.18	100.14	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	3/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	134164.71	3.49	617.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.67	101.67	101.67	104.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	117861.12	4	613.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	227844.31	4.358	1185.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.22	104.22	104.22	104.22	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	3/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75922.66	4	413.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		125.85	125.85	125.85	125.85	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	353740.73	4.78	1880.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	88.05	84.68	82.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	119703.36	4.5	841.55	-361.69	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Escrow Advances			-361.69					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97339.75	4.5	551.33		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		113.84	113.84	113.47	110.87	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment in the amount of $3622.89
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 19-12663.  The most recent bankruptcy status is active.  The details of the bankruptcy were not evident. Previous bankruptcy chapter 7 dismissed on 06/XX/2019
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	443714.5	2	1453.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	0	000000000000000321000000	No	No	UTD	UTD		No	No	Yes	11/XX/2007	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	8/XX/2019	Chapter 13		19-12663			No	No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	398582.17	4.125	1953.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.41	103.45	103.79	103.22	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-60052.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	166862.05	3	651.97		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	115694.87	4.5	579.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.17	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	247420.98	4.875	1288.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	230984.92	4	1181.3		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There is no contact with the borrower in the review period.	Yes	0	98113.16	4	462.53		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	386628.46	2	1211.16		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129247.95	5	717.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	122902.43	4.625	567.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	1	2	000000000000044321000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	549400.46	3.31	2304.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		134.33	99.78	99.13	98.8	2	0	0	0	001100000000000000000000	Yes	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope on 8/XX/18.	Yes	0	420162.08	4.625	1938.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	8	3	000000000000054433333333	No	No	N/A	N/A		No	No	Yes	2/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to see when the next payment was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	140798.32	4.125	599.44		10/XX/2019	9/XX/2019	6/XX/2019	8/XX/2019		58.72	117.43	137.01	144.44	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	52918.7	4.875	416.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	120.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Loss draft claim closed as noted on 7/XX/2019 90%+ inspection completed from Wind storm (date of loss) 3/XX/2018. Modification completed 2/XX/2017.	Yes	0	142272.87	2	454.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	341898.12	4.25	1655.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	5/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	858863.77	4.474	4216.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 06/XX/2012, the loan was modified.	Yes	0	186352.51	5.25	1396		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	9	0	0	0	000000000011101001111100	Yes	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	82846.44	2	276.59		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		138.94	112.04	117.26	119.88	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	140043.16	4	629.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 06/XX/2011.	Yes	0	107464.79	5	988.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	659816.84	5	3788.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review.	Yes	0	133848.62	5	964.45		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		433.32	236.78	254.89	218.76	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	297220.8	5	1707.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	364269.47	5	2006.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	7/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	230714.38	4	1194.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope on 02/XX/2011	Yes	0	87347.53	4	696.61		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019	Verified the cash velocity and due date advancement for the months of 10/2017, 01/2018 and 04/2018 as accurate due to principal curtailment.	100	100	100	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	233059.88	3	900.64		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.07	107.42	100.31	89.58	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	241663.33	4	1433.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	83731.2	5	537.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	460346.83	4.649	2754.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.14	100.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	583458.46	5	3050.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	82629.64	3	311.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.85	109.85	109.85	109.85	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact attempts made to the borrower during the review period of 9/XX/2018-8/XX/2019. The borrower has not made any contact with the servicer during the review period.	Yes	0	395808.23	2	1249.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	151115.79	4.635	756.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	88591.7	4	549.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	92225.12	3.875	391.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	12/XX/2016	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	321411.33	5	1908.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	6/XX/2013	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	186888.31	4.75	961.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	16	0	0	0	001010101011011011111111	Yes	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	281912.24	4.375	1460.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	12/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower contact evident within review period. No servicer contact made.	Yes	0	133508.11	4.278	700.16		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made payment by phone on 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75176.38	4	414.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	6/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	300893.76	5	2351.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.06	102.06	102.06	102.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called in for loss draft information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The authorized reported a previous fire in the kitchen on 05/XX/16 and 06/XX/17 reported roof damages to the home. As of 06/XX/17 the claim was classified as released and endorsed. On 06/XX/19 claim was closed and no final inspection. The status of the repairs is evident.  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	91542.14	4.5	415.59	-446.88	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.23	100.23	89.17	84.1	0	0	9	2	000000000000044333333333	No	No	N/A	N/A		No	No	Yes	5/XX/2007	6/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-446.88					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	174795.33	5	1112.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	12/XX/2014	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	227380.23	4	1326.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	8/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Outbound to Borrower, Borrower promised payment 9/XX/18 and 9/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Subject property is owner occupied, Borrower owns other rentals.	Yes	0	162011.15	4.625	867.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	3	0	0	0	000000000001110000000000	Yes	No	N/A	N/A		No	No	Yes	8/XX/2006	9/XX/2019	Yes	10/XX/2018	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	174571.62	4	808.27		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	80897.5	5	776.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.19	100.19	100.19	100.17	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	143375.82	3.625	612.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		97.23	94.46	93.54	93.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	304443.32	1.412	1122.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79958.82	5	427.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	4/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	375797.08	4.635	1899.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	12/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	287560.42	4.772	1606.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.67	107.17	107	106.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	4/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope.	Yes	0	220571.26	3	954.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	105.29	9	1	0	0	000000000021100111111001	Yes	No	N/A	N/A		No	No	Yes	1/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	206972.34	4.635	1040.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.21	104.01	104.28	104.41	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 07/XX/2011, the loan was modified.	Yes	0	214128.71	4.635	1071.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	148061.82	4	699.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.09	100.23	102.7	102.04	3	0	0	0	000000000000000100001100	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	371500.94	3.5	1601.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 11/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	162937.55	5	835.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 06/XX/2018	100	100	100	100	1	1	1	5	000000000000000876543210	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86949.3	4	527.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	319444.24	5.25	1846.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	171671.85	4.5	909.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	137092.93	4.875	720.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Authorized third party accepted a promise to pay on 09/XX/2019 in the amount of $732.03. Reason for delinquency was noted as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period of 09/XX/2018 through 08/XX/2019 there has been no contact with borrower. Loan is currently performing.	Yes	0	132928.87	2	431.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	Temporary		No	No	Yes	9/XX/2006	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	241480.58	4.75	1290.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	169347.09	5	979.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		106.81	103.4	102.27	110.21	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	204859.38	4.875	1069.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	96.52	94.78	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	3/XX/2018	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	290839.48	5	1790.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: On 10/XX/2019, the last FastPay in the amount of $4,167.89 was with an effective date of 10/XX/2019.
				Modification effective 08/XX/2012. This modification is part of the Department Of Justice Forgiveness. The amount forgiven was $21,600.00.	Yes	0	651425.13	4.75	2578.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	682113.12	3.37	3224.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	11/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	295016.74	5	1545.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	97.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	5/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	32560.43	4	203.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	12/XX/2015	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states borrower called in to requested a property inspection for damage. Borrower was advised of update withe inspection process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number 09-20228.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A non-monitored insurance claim was filed for fire damage sustained on 02/XX/2019.  A recovery check for $15,960.00 was branch endorsed on 04/XX/2019.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $15,960.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	63247.91	6.375	545.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.19	100.19	100.15	115.39	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented EXCEPTION INFO: A third party is listed on the account.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	396470.59	4.375	1968.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	100.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in regarding insurance letter received and states payment was mailed last week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	166591.73	4.311	801.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2003	8/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64384.08	7.303	678.59		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.46	100.23	100.15	100.12	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2002	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1331457.22	4	5994.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		91.46	89.33	88.61	88.26	7	0	0	0	000000000000001111110100	No	No	N/A	N/A		No	No	Yes	4/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112535.85	5	673.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2003	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	31570.32	2	103.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2004	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made payment by phone on 6/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	221157.5	3.375	918.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	6/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	88137.69	3.9	428.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	32286.97	4.803	303.17		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	118.9	112.6	109.45	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/18 the borrower called in and consented to the interview. Borrower promised to pay $288.82 on 11/XX/18.  The reason for default was not obtained.  The property  is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2007.  The proof of claim was filed 01/XX/2018.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 2/XX/13 -Foreclosure sale put on hold due to loss mitigation workout.	Yes	0	27303.67	4.5	135.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.18	100.09	100.06	100.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	9/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																					57780.66	1/XX/2018		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	44836.73	4	378.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	100	4	0	0	0	000100000100001000001000	Yes	No	N/A	N/A		No	No	Yes	3/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification completed 02/XX/2011	Yes	0	42112.59	4	360.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.95	102.03	101.82	102.12	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2001	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72220.55	5	383.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	101.15	100.87	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2000	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 15-80584.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	46174.44	9.75	521.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period, there was 15 attempts to contact the borrower with no actual contact made. The loan is currently in performing status.	Yes	0	73314.95	3.5	312.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	98.88	97.01	96.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2001	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	55238.43	4.993	475.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.01	100.01	100.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	63443.97	7.75	644.78		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: During the review period of 09/XX/2018 through 08/XX/2019 there has been no contact with borrower. Loan is currently performing.	Yes	0	104378.01	5.526	919.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-40556.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	37590.29	8.5	392.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	19547.23	4.75	158.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to verify in 12/2018 payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	68333.36	6.85	642.81		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to confirm homeowners insurance policy dates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53794.01	2	180.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		127.74	127.74	127.74	173.98	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2010	9/XX/2019	Yes	1/XX/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	60992.44	6.875	556.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	126.69	117.79	113.34	6	0	0	0	000000000000011111100000	No	No	N/A	N/A		No	No	Yes	9/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower arranged payment by phone on 7/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	23512.93	4.75	121.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	100	3	0	0	0	011000000000000000000010	Yes	No	UTD	UTD		No	No	Yes	12/XX/2008	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower contact on 3/XX/22019 reason for default curtailment of income, borrower stated that they did not want mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Per comments there was a prior modification completed 11/XX/2010.	Yes	0	59776.97	9.87	579.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review Period.	Yes	0	75725.29	9.1	803.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called on 5/XX/2019 to say she intends to keep the property and will continue to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number 19-21792.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	27946.29	6.99	288.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2002	10/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The account has been performing for over 12 months and the servicer has not been attempting to contact the borrower.	Yes	0	85165.52	4.75	520.09		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		110.43	108.69	109.27	109.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-10334.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	73383.3	2	259.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	844927.34	2	3511.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	127722	5.25	1312.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	2/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-47438.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	229290.01	2	726.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.76	100.39	100.3	100.24	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	101884.84	2	339.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	124.58	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	4/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	146641.14	4	924.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower stated will make payment in the amount of $4865.89 by 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1029679.83	2	3179.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	9	000000000000000999999987	No	No	N/A	N/A		No	No	Yes	4/XX/2007	9/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regarding a letter that they had received concerning them having two insurance carriers.  The servicer advised they would need to sen in the cancellation and provided the necessary information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	145061.19	4	968.88		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		112.96	112.27	112.62	112.54	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	2/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property damage claim was monitored. The final draw and inspection was completed 08/202018, prior to the review period.	Yes	0	809125.19	2	2656.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000000000011	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The third party called about a final inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim for hurricane loss occurring 09/XX/2017. Check for $47273.35 received. Awaiting final inspection as of 10/XX/2019.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	137916.09	4.625	745.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	167761.71	2	596.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.02	100.02	100.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review. Modification completed 5/XX/2012.	Yes	0	152138.92	5.112	943.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	187465.4	4.375	978.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	229357.29	5	1363.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.25	101.09	100.98	100.9	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	5/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112154.46	5.25	817.54		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 09-22771.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	308486.89	2	1066.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		69.12	101.23	89.71	100.61	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						4/XX/2013		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made a promise to pay on 3/XX/19. The reason for default is that the borrower forgot to mail the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	166817.81	3.5	705.46	-205.4	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	98.88	97.01	96.07	3	2	1	0	000000000000000000322111	No	No	Other	Resolved		No	No	Yes	10/XX/2007	10/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Escrow Advances		Yes	-205.4					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	139092.57	4.875	806.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	204300.88	3.5	872.34		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	200512.31	3	798.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	95.36	103.48	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	200575.62	4	1061.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	10	000000000000009999888898	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 09-12579.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review. Modification completed 1/XX/2016.	Yes	0	223687.28	2	722.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	275216.58	4.5	1423.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	169101.51	4.125	849.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.73	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	538795.55	4	3111.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	155500.01	4.125	803.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		110.37	115.56	110.37	109.85	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	105689.88	3.375	611.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.27	103.27	103.27	103.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96984.18	4	492.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152881.52	4	964.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64825.54	3.9	351.18		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		262.77	261.05	253.76	255.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	278468.85	5	1713.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	83.33	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to confirm rental payments for which rental property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	477691.99	5	2502.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	97.05	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	9/XX/2007	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	116019.8	4	653.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 17-90587.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	277520.71	4.75	1509.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	378488.63	4.474	1857.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempt to contact was noted within the review period.	Yes	0	159941.51	4.375	852.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.01	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	121679.71	2	415.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The account has been performing for over 12 months and the servicer has not been attempting to contact the borrower.	Yes	0	382927.99	4.5	2104.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100.12	88.97	100.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	285839.9	3.75	1265.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 14-12448.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 06/XX/2014.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	142197.94	4.375	728.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.45	100.45	103.22	102.48	1	1	1	0	000000000000000000003210	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	5/XX/2014			No														No								6/XX/2014		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	254302.86	2	786.34	-14.57	11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-14.57					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	175610.48	4.635	885.35		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment on 11/XX/2018, insurance claim status for Hurricane on date of loss 9/XX/2017, closed repairs completed. Modification completed 05/XX/2018.	Yes	0	206862.36	4.5	1124.27	-227.18	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	An adjustment was completed in 5/2018 advancing the due date.	100.02	100.03	100.04	100.05	0	1	1	6	000000000000000077655432	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0	Yes	-227.18		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The authorized third party called in to check status on the check for payment. The representative provided the borrower with the information requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	223916.6	4	1289.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	4/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	194900.73	4	1269.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	51931.6	4.5	315.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	214617.35	4.625	1147.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	222635.64	2	732.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	4/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-23123.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 07/XX/2010.  A motion for relief was filed 09/XX/2011.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempt to contact noted within the review period.	Yes	0	466107.96	3.875	2144.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	10/XX/2011			No														No								7/XX/2010		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	201718.75	4.875	1116.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	304628.6	5.25	2205.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-29387.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 08/XX/2012.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	360607.14	2	1238.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	001000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	9/XX/2012			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	248172.99	4	971.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.56	100.8	100.71	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	204417.73	5	1253.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.3	105.67	104.68	104.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	269206.91	2	859.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	219853.93	4.25	1058.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to update homeowners insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-287808.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  Unable to verify filing date or POC filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	23953.15	2	128.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	66.67	77.78	83.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	9/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	194487.18	4.75	1058.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	4	0	0	0	000000000000000000001111	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	383443.68	5	2124.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	265072.19	4.795	1354.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	4	0	0	0	000000000000011101000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	365722.58	4	1957.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower promised a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	204291.88	3	791.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	95.36	92.27	90.72	1	0	0	0	000000000001000000000000	Yes	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  An internal call was received regarding loss draft inquiry. The representative confirmed tracking information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: It appears there was water damages from 08/XX/19. An insurance check was received IAO $5518.44, however, the claim was classified as non-monitored as of 08/XX/19. There was no evidence to indicate the issue was still outstanding as of the end of the review period.	Yes	0	119818.25	3.75	589.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.83	102.83	101.88	101.41	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	315836.17	5	1321.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.03	100.02	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower arranged payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower cited payment dispute as reason for delinquency on 4/XX/19. Borrower arranged payment on same date to cure delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	193762.24	5	1030.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	010000000000000000001000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	8/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	105251.29	5.25	758.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.85	104.38	103.43	102.89	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower states the RFD is due to curtailment of income, accepted a payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	174308.66	4.5	927.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 15-05179.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2016.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope.	Yes	0	515801.12	4.625	2653.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	223436.3	5	1261.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	6/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	178760.59	4.959	1107.04		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		107.52	107.77	107.85	107.89	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	95472.34	4.125	508.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	403466.61	4.75	2138.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated reason for delinquency is tenant is not paying. Borrower made a one time draft of $2,528.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	274063.84	4	1255.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	100	8	0	0	0	000110110000000000111100	Yes	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	139912.79	5.25	794.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	142825.72	4.75	797.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100.03	100.02	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	229736.41	2	714.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.4	101.17	100.78	100.58	0	0	0	4	000000000000000000007776	No	No	N/A	N/A		No	No	Yes	9/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no Borrower contact, no contact attempts during Review.	Yes	0	285631.42	4.625	1453.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	387516.5	4.625	2002.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.38	103.65	102.47	101.88	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower contact evident within the course of review period. No contact attempt made by borrower.	Yes	0	227522.6	4	1131.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower not over 30 days and kept agreement to pay prior to end of the month due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	137804.11	3	536.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.43	95.19	92.15	90.64	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	160042.27	5.25	1146.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-10951.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	155579.18	3.5	700.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	96.64	174.85	154.46	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	2	[2] Bankruptcy is Dismissed and Foreclosure hold reason = Bankruptcy filing EXCEPTION INFO: Bankruptcy was discharged.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018, the Borrower made a payment plan. A down payment in the amount of $113.68 effective date 11/XX/2018. and $1,718.14 on 12/XX/2018. The property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-34660.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	180612.07	4.5	999.07		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	116.67	3	0	0	0	000000000011100000000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2007	6/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes		UTD				No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	202619.36	4.25	978.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	178857.58	4.125	892.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		68.01	100.67	100.45	92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	256234.85	5	1373.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	9/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	191977.16	4.5	960.08	-1082.26	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	100	100	3	0	0	0	000000000000000000001101	No	No	N/A	N/A		No	No	Yes	12/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-1082.26					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number 17-17887.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 10/XX/2017.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	85597.21	4	386.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.73	91.46	90.04	89.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						10/XX/2017		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	90088.69	10.375	1228.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	19782.17	9.774	250.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000100	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	68766.02	4.12	569.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	41914.35	4.75	197.64	-481.48	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	2	0	0	000000000000000000022111	No	No	N/A	N/A		No	No	Yes	11/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances		Yes	-481.48					Escrow Advances	No									No																				No			No

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	62731.44	4.5	284.88	-451.72	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 08/XX/2018.	133.33	116.67	100	100	0	0	9	2	000000000000044333333333	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Escrow Advances			-451.72					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called regarding escrow account. Servicer advised that modification requires escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53164.38	4.75	248.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.88	113.18	94.39	100.84	3	1	1	5	000000655443211100000000	Yes	No	Marital Difficulties	UTD		No	No	Yes	11/XX/2009	10/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	3/XX/2019	MOD	Yes	No	Yes	Modification	No		Modification completed 03/XX/2019.	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	150479.5	3.25	582.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	10/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70621.13	5.85	396.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact attempts made to the borrower during the review period of 9/XX/2018-8/XX/2019. The borrower has not made any contact with the servicer.	Yes	0	257694.8	2	830.77		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	108.33	8	0	0	0	000000000000011110001111	No	No	N/A	N/A		No	No	Yes	10/XX/2009	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-44129.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is evidence of reaffirmation.  Chapter 13 14-47033
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94491.39	3.375	378.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	88826.14	4.76	702.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to advised that had just made a payment over the phone.  The customer plans to fill out the automatic draft form and will make payments over the phone in the meantime.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The commentary dated 09/XX/2019 reflects a new Chapter 7 bankruptcy filing, the bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	134779.56	4.875	676.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/XX/2019	Chapter 7					No	No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/18 the borrower was contacted for followup and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: 5/XX/14-Modifcation complete. Trail funds validated.	Yes	0	252821.62	5.235	1317.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	93.96	91.95	90.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2010	9/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/XX/18 the borrower promised to pay $617.89 by FastPay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number 14-29183.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 08/XX/2014.  A motion for relief was filed 09/XX/2014.  The details of the bankruptcy were not evident.
11/XX/12-Third party listed on the mortgage filed for bankruptcy. Case #12-43943
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There is no attempt to contact the borrower due to the active Chapter 13.
				Prior modification completed 12/XX/2011.	Yes	0	157134.64	3.375	625.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	10/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	7/XX/2015			No																						8/XX/2014		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	248153.99	3	926.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.78	100.78	100.78	101.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	62264.38	5.25	622.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	169524.64	5.25	1349.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to see if insurance declaration page had been received. Agent advised had not been received yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-52559.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	427615.66	3	1678.11		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	98.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	9/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	2/XX/2012			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	454367.37	2	1537.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2010	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	151274.59	3.696	688.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	105.73	103.82	102.87	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	345648.61	2.5	1299.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	186749.82	4.375	905.25		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	8	1	0	0	000000000000000211111111	No	No	N/A	N/A		No	No	Yes	11/XX/2009	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope.	Yes	0	148139.23	3	582.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.45	95.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	383121.81	2	1202.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.04	100.04	100.05	100.18	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	11/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower accepted a promise to pay on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	213805.1	5	1194.03	-588.14	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	An adjustment was completed in 8/2018 advancing the due date.	100	100	100	100	4	0	0	0	000000000000011110000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0	Yes	-588.14		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	202926.08	2	657.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.43	101.49	101.85	101.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	278386.29	2	911.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	94436.7	4.75	565.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.04	100.06	100.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower contact evident within the course of review. Last servicer contact bad number was on 8/XX/2019	Yes	0	395427.13	4.75	2064.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		136.17	101.42	100.95	100.71	3	0	0	0	011100000000000000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2009	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	342024.5	4.75	1760.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs EXCEPTION INFO: monitored claim in process	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in reference to the inspection for water damage on date of loss 05/XX/2019. The agent advised the borrower to upload the AWS to the website and allow 24 hours to be received then call back to schedule the inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Water loss 5/XX/19, enhanced endorse and released check on 6/XX/19 in the amount of $23824.40. On 10/XX/2019 the borrower requested a final inspection but it has not yet been completed.  The damage repair amount is estimated at $23,824.40.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	245348.72	4.125	1203.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.87	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	141566.76	4.5	696.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	4/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	148297.54	4.5	810.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		112.33	112.33	110.96	110.28	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2009	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	351793.53	4.474	1728.82		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2009	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower was unable to offer a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	73223.86	7.25	688.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	10/XX/2003	9/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	5424.77	5.25	413.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		249.89	249.57	243.79	514.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	4/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower set up a payment for 12/15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	115306.13	3.375	496.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	98.39	96.78	96.24	95.98	11	0	0	0	000000000000011111111111	No	No	Curtailment of Income	Resolved		No	No	Yes	10/XX/2004	5/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	148414.15	5	850.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66684.94	5.199	555.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-45644.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	62939.77	7.55	601.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81336.8	4.875	612.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	10	0	0	0	000000000000001111111111	No	No	N/A	N/A		No	No	Yes	5/XX/2004	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	98226.83	4.375	493.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112647.93	3.875	471.22		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 07/XX/2018	100	100	100	100	1	1	1	7	000000000000008987654321	No	No	N/A	N/A		No	No	Yes	3/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	68178.72	5.05	569.25		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		139.19	104.39	116.96	113.77	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to request final check on insurance claim. Servicer gave contact information to schedule final inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 10/XX/2018, the borrower had an insurance claim for wind damage with a loss date of 07/XX/2018 Funds of $2,773.80 were endorsed and released a 100% completion inspection was received. No indication of further property damage notated.	Yes	0	86988.72	4.5	617.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.71	104.71	104.71	111.87	4	0	0	0	000000000001111000000000	Yes	No	N/A	N/A		No	No	Yes	4/XX/2004	1/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower advised that the hardship of excessive obligations has been resolved.  A payment was promised for $1,975.08 for 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	262485.11	5	1624.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.23	3	0	0	0	000000011001000000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2001	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in requesting assistance. Further details were not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	121117.88	4.875	690.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64531.25	8.9	531.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.87	102.94	101.96	101.47	0	0	0	5	000000000000000000088776	No	No	N/A	N/A		No	No	Yes	7/XX/2004	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	117514.76	2.5	394.84		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	88.89	91.67	0	2	2	4	000000000000000055543322	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-34502.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	78650.1	7.5	755.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.22	111.04	108.4	106.3	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	10/XX/2003	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review.	Yes	0	76801.24	8.625	766.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.92	99.75	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72178.91	5.125	673.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	103.16	103.16	104.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	179966.93	3.95	991.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66107.32	4.75	469.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	9/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	92579.97	3	344.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	158247.73	2	493.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Loan modified as of 11/2017	100	100	100	100	0	1	1	0	000000000000000000000032	No	No	N/A	N/A		No	No	Yes	6/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	27196.81	7.25	185.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	6	0	0	0	000000000000000000111111	No	No	N/A	N/A		No	No	Yes	12/XX/2000	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018, authorized third party called in regarding a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	181907.07	4.82	962.66		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	96.06	97.99	92.59	2	0	5	5	000000000011007654333334	Yes	No	N/A	N/A		No	No	Yes	6/XX/2004	3/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98950.52	4.875	521.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.83	100.56	100.42	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	49136	5.25	384.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The account has been performing for over 12 months and the servicer has not been attempting to contact the borrower.	Yes	0	32100.44	5	347.01		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		106.19	106.26	106.28	106.29	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	102050.35	4.75	598.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to make a payment of 562.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	49644.1	5.25	349.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	10/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	69163.07	4.875	642.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.19	105.84	107.35	107.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72923.26	3.49	319.53		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		145.05	122.53	126.13	119.49	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	82535.44	3.375	328.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2001	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89513.67	4.635	448.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2002	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower stated the reason for default was due to payment dispute, the dispute was resolved and the borrower scheduled a payment for 02/XX/2019 in the amount of  $524.66.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated the reason for default was due to payment dispute, the dispute was resolved and the borrower scheduled a payment for 02/XX/2019 in the amount of  $524.66.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	42005.45	5.25	422.67	0	5/XX/2020	4/XX/2020	8/XX/2019	8/XX/2019	Verified the cash velocity for the months of 01/2018, 05/2018, 08/2018, 01/2019, 05/2019 and 08/2019 as accurate due to principal curtailment. Verified the cash velocity for the months of 02/2019 and 07/2019 due to a principal curtailment reversal.	342.51	340.63	313	259.75	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	1/XX/2005	8/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	47085.96	6.125	467.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	189.14	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	10/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	29199.63	6.7	433.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		111.53	111.53	111.53	111.53	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 Borrower called to ask if  agent was an license agent, agent advised no they are the mortgage lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152106.58	5	910.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.49	105.49	104.88	105.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in requesting the status of a check for completed issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-49508.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	93714.95	5.583	822.03		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		116.22	118.66	121.37	126.52	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2003	10/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	43164.15	4	315.96	20.89	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.81	79.23	90.3	225.57	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2003	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No		0	N/A			0				No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64180.03	5.083	514.78		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	97.54	103.11	100.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-22721.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	86436.43	5.083	693.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	96.37	95.15	94.55	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	183224.82	5.125	1053.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope.	Yes	0	361495.91	3.375	1512.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.08	100.08	98.95	98.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	153560.03	4	964.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.56	100.47	100.73	100.73	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	6/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	52862.65	7.99	547.61		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	3/XX/2004	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70840.28	7.99	805.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2005	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-90197.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	321023.25	2	1151.15		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		116.67	108.33	119.56	116.85	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	117058.88	4	738.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	183686.27	4.875	1026.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	841577.5	2	2733.29		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	333619.15	5	1841.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented EXCEPTION INFO: One borrower is deceased.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71871.36	3	278.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	95.36	93.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2003	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower reported RFD as resolved and submitted payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112900.67	3.79	707.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	010000000000000000110000	Yes	No	UTD	UTD		No	No	Yes	3/XX/2004	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	153967.75	4	602.43	6727.45	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-09855.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	187627.86	4	1028.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	88573.55	4.171	682.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2003	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope.	Yes	0	106119.45	4	774.96		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		104.07	103.79	103.69	103.64	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96192.06	4.244	735.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date not found in comments.	Yes	0	73736.17	4	507.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	46956.96	4.75	376.44		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.04	100.03	100.02	100.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	12/XX/2018	No		No	Not Employed	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	122774.66	4.5	610.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.93	100.47	100.31	100.23	1	0	0	0	010000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	7/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	76112.15	4.48	586.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75106.44	6.224	634.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86075.44	5	481.94		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	131382.75	4	662.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.5	100.88	100.67	100.69	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	7/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	10653.92	2	43.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.19	182.54	207.65	220.21	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-29369.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  Chapter 13 bankruptcy under case number 10-25172 was dismissed 2/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	85602.33	4.5	432.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		123.12	138.54	115.3	121.09	4	4	0	0	000000000000000022221111	No	No	N/A	N/A		No	No	Yes	9/XX/2004	8/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	123887.65	4.126	955.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2003	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	83249.71	5	432.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		200.21	184.8	177.09	168.75	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 17-40101.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	617638.72	3.875	2599.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	40532.86	4.262	317.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.86	103.47	103.33	103.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, contact was made with the borrower but the borrower was not able to talk at the time. This was the only contact during the review period, although multiple attempts were made.  On 08/XX/2019, call was placed to borrower but there was no answer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86630.96	4	566.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	7/XX/2004	9/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope.	Yes	0	235229.71	3.5	1012.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	141870.21	5	889.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.44	107.97	106.56	107.73	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96027.38	4	774.7		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		112.87	94.06	114.31	112.27	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	7/XX/2004	5/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	82430.47	3.125	312.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-79474.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	127724.5	3.125	485.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/18 the borrower promised to pay $634.67 on 11/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope on 09/XX/2012.	Yes	0	47351.38	4.75	249.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2005	9/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	108241.55	4.25	589		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	188520.67	5	1021.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-38960.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	34690.18	2	124.19	-1020.1	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	100	100.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances			-1020.1					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted the servicer on 08/XX/2019 to schedule a payment in the amount of $672.87.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56578.19	5	326.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		226.84	146.75	131.17	123.38	1	0	0	0	000100000000000000000000	Yes	No	N/A	N/A		No	No	Yes	3/XX/2005	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	34163.09	4.95	207.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		120.55	120.55	120.55	120.55	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2005	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	144206.28	4.375	710.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2005	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	195262.23	5	1083.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000100	No	No	N/A	N/A		No	No	Yes	2/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	298575.33	2	1048.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.23	100.79	100.97	101.74	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim for water damage dated 12/XX/2018 was reported on 02/XX/2019.  Repairs have not yet been observed as completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	171069.97	3.5	691.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70802.88	4.5	390.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.16	100.16	100.13	100.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	256073.2	4.474	1270.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.31	102.31	102.31	102.31	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	82435.68	4.142	618.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact attempts made during the review period of 9/XX/2018-8/XX/2019. Loan is currently performing.	Yes	0	37995.56	5.783	317.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.62	78.95	94.16	93.98	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71804.31	4	520.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.96	100.48	100.32	100.64	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	265884.38	3.31	1148.2		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	1	0	0	0	000000000000000010000000	No	No	N/A	N/A		No	No	Yes	12/XX/2003	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to discuss flood letter received.  Borrower was advised  that letter was to advise that they are no longer in a flood zone and that flood insurance lo longer required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	113890.05	4.5	646.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		106.18	106.18	106.18	106.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	6/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	48666.92	4.106	420.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		111.84	111.84	111.84	111.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	109156.36	4.039	925.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.58	110.12	113.12	107.51	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	121383.77	5	673.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	1/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made payment by phone on 3/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	33882.99	4.5	206.57		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		182.62	163.92	154.43	146.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	10/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	83969.65	4.417	654.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	62436.25	4	416.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	374822.82	4.338	2882.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.07	100.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	88312.28	4	640.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.01	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	458497.51	2	1504.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to discuss the account delinquency . The borrower advised that they forgot to mail the payment. The borrower accepted a promise to pay for 12/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	46125.93	4.136	352.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	6/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	107072.4	4	739.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	10/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  A motion for relief was filed 02/XX/2010.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	318109.47	3.375	1324.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		98.3	96.59	96.03	95.74	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	2/XX/2010			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	260484.14	4	1815.37		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	110.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56251.96	3.875	275.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		114.18	110.26	119.03	124.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66403.6	4	485.31		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope in 2011.	Yes	0	84224.09	4.075	639.42		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The account has been performing for over 12 months and the servicer has not been attempting to contact the borrower.	Yes	0	80909.6	4.065	609.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.22	101.71	101.34	101.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	35093.36	4.001	264.52		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	185090.44	4.5	1563.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		130.12	801.52	567.68	450.76	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2005	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98895.61	4	719.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2004	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made a payment in the amount $1693.04.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 09-12008.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	111019.17	3.375	459		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		98.3	96.59	96.03	95.74	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	10/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	87186.97	3	342.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.45	95.36	4	4	0	0	000000000000000012112122	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	223175.57	4.646	1344.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.44	107.44	107.44	107.44	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	459560.86	5	3042.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.78	104.78	105.15	104.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	118074.09	4	814.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no Borrower contact, no contact attempts during Review.	Yes	0	212405.81	4	1540.16		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number 13-24861.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	385123.03	2	1196.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.19	100.13	100.08	100.06	0	0	0	5	000000000000000000099999	No	No	N/A	N/A		No	No	Yes	5/XX/2004	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	6/XX/2017			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65254.45	4.029	489.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	34102.17	5	325.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	37986.98	4	265.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98860.97	5.25	788.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	90.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-40956.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	101711.26	4	635.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		33.33	66.67	77.78	98.48	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	Yes	Hardest Hit Funds	Yes	Yes	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	218758.09	3.37	958.57		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100.35	100.23	100.17	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	131090.11	4	646.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.99	107.66	106.77	105.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	357623.3	4	2402.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86910.46	4	618.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	380849.97	4.125	1801.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.12	102.12	102.12	101.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58071.06	4	372.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	3/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	136230.91	4	849.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	76553.75	4	474.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	328573.62	3.81	1434.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.58	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	247321.36	5	1318.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	90853.99	4	617.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74132.14	4	460.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	372059.9	2	1150.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	1	2	1	000000000000000043321100	No	No	N/A	N/A		No	No	Yes	9/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	219053.09	4	1359.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	4/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no Borrower contact or contact attempts during Review.	Yes	0	312000.93	4	1972.59		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There is no contact with the borrower in the review period.	Yes	0	72815.34	4	501.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.27	105.27	105.27	104.72	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	3/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope in 2011.	Yes	0	62040.97	4	499.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.08	102.08	90.52	101.28	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	131663.12	4	861.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	8/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	57639.06	11.5	668.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A non-monitored insurance claim was filed for water damage sustained on 07/XX/2019.  A recovery check for $5,329.83 was branch endorsed on 09/XX/2019.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $5,329.83.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	111131.92	2	400.72		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		107.37	105.83	93.11	69.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53514.95	4	357.61		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		109.32	118.64	118.64	113.98	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	49202.6	4	337.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	365618.79	4	2291.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	287604.55	5	1551.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	293628.52	4.625	1540.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	82215.48	2	291.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	62517.81	4	444.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	159127.09	4	1054.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.04	100.03	100.02	100.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	324513.02	4	2058.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review.	Yes	0	143859.6	4	891.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	166156.09	4.697	847.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	113489.12	4	792.83		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.05	103.94	110.42	113.66	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	242810.07	2	861.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	119716.25	4	698.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.73	102.86	103.5	94.29	1	0	0	0	000000000000010000000000	No	No	UTD	UTD		No	No	Yes	12/XX/2004	5/XX/2019	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-13977.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64505.89	4	467.74		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		100	100	123.43	109.24	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	69809.09	4	408.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number 14-23498.  The most recent bankruptcy status is active.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	242700.24	4	1346.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	2/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active		Chapter 11		14-23498			No	No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	232339.57	4	1473.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to inform the servicer Liberty Mutual will be faxing over new insurance policy information, the servicer confirmed the insurance carrier information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79693.15	4	599.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	1/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	91060.31	4	593.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		116.85	116.85	116.85	116.85	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review.	Yes	0	76151.76	4	488.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	77662.49	4	540.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.06	101.99	103.7	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	84001.01	4	585.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		142.26	139.42	138.47	137.99	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	187717.62	4	1159.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	87505	5.375	699.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.07	97.2	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	10/XX/2014	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138979.47	3	545.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	96.52	4	0	0	0	000010000000000000000111	Yes	No	N/A	N/A		No	No	Yes	1/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number 15-15495.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2016.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	Bankruptcy	247957.43	3	974.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	97.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/XX/2018	Chapter 11		15-15495			No	No								No							No	No	N/A				No																						4/XX/2016		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125396.06	4	795.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	411124.19	2	1465.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	5	0	0	0	000000000100010000100011	Yes	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79530.86	4	500.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79530.86	4	500.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	20913.16	4	225.01		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		144.44	144.44	144.44	144.44	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called regarding taxes and escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	244397.04	3.5	1032.29		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	114.42	107.37	104.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	6/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	103168.84	4	598.39		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	29433.96	5.083	223.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	96.52	95.35	94.77	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	135701.46	4	657.08		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		106.15	106.89	107.14	107.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower over the last 12 months; however the loan has been paid as agreed.	Yes	0	101689.19	4	728.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-51216.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	91732.09	6.05	795.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000001000001000000	Yes	No	N/A	N/A		No	No	Yes	2/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	239073.51	3.375	961.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	76639.75	4	477.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	5/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower was called, he advised servicing problems, promised to make payment 7/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-10679.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Borrower has other rentals, subject property is owner occupied.	Yes	0	376535.02	4.25	1918.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	110.85	107.23	110.43	1	0	0	0	000000000000001000000000	No	No	Servicing Problems	UTD		No	No	Yes	2/XX/2007	7/XX/2019	Yes	7/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	212177.2	4	1364.13		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	109.86	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	190413.64	4.795	987.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		111.37	111.37	111.37	109.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	185725.84	2	610.33		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.69	111.14	108.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79764.57	3	313.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		106.68	103.35	100.89	97.64	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	4/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	733992.86	2	2374.15		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	165029.96	4.795	856.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.12	103.41	102.28	102.99	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempted contact noted within the review period.	Yes	0	137601.49	4	929.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.6	105.81	104.61	104.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	297575.42	5	1977.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125152.56	4	734.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		108.87	108.87	108.87	108.87	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	210554.4	5	1432.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	145062.77	4	839.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		111.91	111.91	111.91	111.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	12/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	56445.95	5	573.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	128340.39	3	495.38		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.36	90.72	89.17	88.4	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	430110.37	4	2311.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	187933.85	5	1066.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-08983.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2011.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1569671.63	4	7165.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	481848.41	5	3180.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	451952.13	4.75	2310.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.	Yes	0	349295.93	3.4	2273.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	8/XX/2015	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	76644.86	4	483.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	5/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72762.09	4	457.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97283.54	2.292	464.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.68	103.68	103.68	103.68	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65182.47	4	407.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	227910.35	4	1486.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-11085.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope.	Yes	0	891127.63	2	2755.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	100	0	0	0	8	000000000000000099999999	No	No	N/A	N/A		No	No	Yes	3/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	442413.43	2	1410.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes						No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018, the borrower called and scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	604731.21	4	3950.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.24	101.24	101.24	101.14	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	10/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	618584.91	4.375	3072.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.61	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	66529.54	4	333.12		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to discuss their flood insurance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Flood zone dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Flood zone dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	85751.74	4	598.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	166488.16	4	1153.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	3	[3] Cramdown Granted. [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 11.  The bankruptcy was filed under case number 13-42228.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: No Borrower contact during Review, performing loan, no contact attempts.	Yes	Bankruptcy	48856.34	5.25	291.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	3/XX/2016	Chapter 11	4/XX/2013	13-42228			No	No								No							No	No	N/A				No																						6/XX/2013		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	368036.16	4	2287.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	182824.9	4	1284.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	101.3	101.73	101.3	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53645.59	4	321.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	88497.78	4	575.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	287276.59	2	914.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	142305.66	5	852.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	109.78	119.55	118.57	1	0	0	0	000100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	12/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	392621.76	4.625	2018.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	73183.69	4.5	332.56		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 07/XX/2018	133.33	116.67	100	100	0	0	1	9	000000000000006655555443	No	No	N/A	N/A		No	No	Yes	2/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	108139.8	4.87	868.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	4	0	0	0	010000000000000001000110	Yes	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	228788.95	5.375	1257.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower unable to advised when a payment could be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower called on 10/XX/2018 to report a fire claim for the date of loss on 9/XX/2018. Insurance funds of $9,964.78 was received on 10/XX/2018 at the branch office for endorsement. No further updates provided for the status of the repairs.  The damage repair amount is estimated at $9,964.78.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	95707.75	4.574	689.73	-260.27	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	5	1	0	0	000000000000000000121111	No	No	Curtailment of Income	Resolved		No	No	Yes	8/XX/2006	3/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		N/A	-260.27					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74400.39	6.2	751.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	60652.49	5.25	929.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	139509.26	4.875	720.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	71066.4	6.99	604.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-11735.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71590.32	4.905	545.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	250347.92	5.25	1880.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	8/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope in 2012.	Yes	0	234788.88	4.875	1289.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		138.76	119.38	112.92	109.69	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	12/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	110024.73	6.2	883.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	90758.99	7.375	813.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.42	101.42	101.42	101.22	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	242121.45	5.25	1819		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2008.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	517093.2	3.875	2282.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.97	100.78	100.69	100.52	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	71333.73	3	277.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.45	95.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Claim filed for hail damage,date of loss 09/XX/2018. Claim funds received on 11/XX/2018 in the amount of $38,272.28 and released to borrower. Comment on 03/XX/2019 stated all funds are released and claim is closed.	Yes	0	31036.25	2	124.93		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		337.47	361.18	286.98	246.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	178921.77	3.5	721.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000000000011	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Agent spoke with borrower who informed him the reason for late payment was a curtailment in income.  The borrower agreed to make one payment on 8/XX/19 and another on 9/XX/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disagreed with modification total amount due stating she felt it should have been applied as a principle deduction.  Complaint was escalated and the decision was confirmed resolved on 5/XX/19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	472816.77	4.5	2146.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	2	1	6	001000000000007776543221	Yes	No	UTD	UTD		No	No	Yes	10/XX/2006	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or attempt to contact noted within the review period.	Yes	0	200144.77	4.75	978.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope in 2012.	Yes	0	150227.13	3.95	702.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	128289.61	6.74	1076.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.37	100.24	100.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	146570.53	3.375	775.07		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	82970.91	5.25	624.79		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89238.35	8.5	835.82		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.4	99.64	99.39	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in a promise to pay in the amount of $1659.39
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster has been resolved.	Yes	0	231027.61	3.3	880.14	-1295.59	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 08/XX/2018.	111.36	109.47	106.31	96.4	0	1	2	8	000000000000099987654332	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modificaton	10/XX/2018	MOD	Yes	No	Yes	Modificaton	No		Modification completed 10/XX/2018	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No														Yes	Escrow Advances			-1295.59					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	90442.17	8.99	874.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	103.15	102.37	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97026.68	4.5	478.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	162649.36	4.75	888.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	10/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	36844.02	5	262.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		126.93	105.78	118.4	114.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	159373.8	3.22	673.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	Yes	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	384528.51	2	1208.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000001000000000000	Yes	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower forgot to mail payment, made payment on phone.  Promised 2nd payment 8/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Prior modification completed 10/XX/2012.	Yes	0	94218.53	4	495.68		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		120.17	110.09	106.72	96.71	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	7/XX/2019	Yes	7/XX/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 17-50499.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  A Chapter 7 bankruptcy (case #16-50798) was granted relief on 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On 4/XX/18 all Chase loan sin default were reviewed for a CHAMP streamline modification plan that focused on payment reduction rather than housing ratio. Borrower was approved for the trial plan.	Yes	0	236945.59	4.375	1056.21	972.03	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019	The loan was modified in 8/2018.	100	100	100	100	0	0	0	11	000000000000099999999999	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No		0	Yes			0				No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/XX/18 the borrower called regarding change of insurance and to confirm fax had been received. Borrower was advised it had not been received and called the agent  who stated the policy was for the mailing address not the property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	118439.14	5.448	928.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		121.55	121.55	121.55	121.55	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	1/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There are no contact attempts made during the review period of 9/XX/2018-8/XX/2019. The borrower has not made any contact with the servicer during the review period.The file is currently performing.	Yes	0	324586.68	5.25	2450.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.03	107.26	106.66	106.37	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	158879.44	4.75	1265.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		115.8	115.8	115.8	115.8	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129838.92	4.875	748.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-74529.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact was noted during the review period.	Yes	0	175727	9.25	1489.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	101027.12	5	601.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	278064.18	4.75	1444.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	90102.21	4.5	546.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	242232.93	2	848.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	62590.86	2	206.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	133183.72	5.125	790.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.35	100.35	100.35	100.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	220824.3	5	1186.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 05/XX/2018	100	100	88.89	91.67	1	1	1	5	000000000000000077654321	No	No	N/A	N/A		No	No	Yes	10/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in about online access. Advises there is no online access while the account is in active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 19-11181.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	441152.05	2	1371.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	4	000000000000000000009999	No	No	N/A	N/A		No	No	Yes	2/XX/2007	10/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-24776.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	106821.17	5	585.24		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in an accepted a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	245280.82	3.625	1064.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.47	101.42	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	68017.59	4.652	489.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The account has been performing for over 12 months and the servicer has not been attempting to contact the borrower.	Yes	0	110479.95	4.375	543.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	134661.71	4	592.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Illness - Mortgagor	Temporary		No	No	Yes	11/XX/2006	10/XX/2019	Yes	9/XX/2019	No	Employed-New Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-393-56.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	118202.57	2	377.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	57921.88	4	365.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	251414.86	4.5	1436.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	2/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152822.9	5	1204.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 18-34976.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99840.99	4.375	502.59		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The date of loss per the collection comments shows 09/XX/2017 due to wind. Per the collection comments date 10/XX/18 the lender is unable to contact the borrower and is unable to complete an inspection.  There is no evidence of the repairs being completed, Comments dated 11/XX/18 state 120 consecutive days have passed without customer contact. Claim includes interior damage with no funds in restricted escrow. The claim will reopen when the borrower makes contact  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	177253.08	4.875	915.42		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96082.79	4.625	544.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	173026.63	4.25	895.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	149378.71	3	555.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to confirm cancellation of policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	126175.4	4.875	664.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	9/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	126073.54	4.875	653.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.56	104.56	104	103.12	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	160352.35	2	560.89		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		145.22	137.47	117.83	133.59	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	9/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	73764.19	3.625	299.12		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2005	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Third party state that their attorney passed away and their bankruptcy was closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number 10-03640.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	408911.95	2.56	1528.92	2133.63	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified in 5/2018.	100	100	100	100	2	0	0	8	000000010010000099999999	Yes	No	UTD	UTD		No	No	Yes	7/XX/2005	10/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active		Chapter 11	2/XX/2010	10-03640			No	No								No							No	No	N/A				No														No		0				0				No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	73217.31	4	412.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	81894.25	4	495.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.9	100.9	100.9	100.9	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	345429.89	5	1813.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	270820.79	4	1247.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	12/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	371242.57	4	2270.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	107779.66	2	380.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.38	102.19	101.46	101.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	185751.4	3	722.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.36	90.72	89.17	81.23	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	377554.98	5	2413.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	7/XX/2015	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted the servicer on 08/XX/2019 to schedule a payment in the amount of $413.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	39486.58	4	271.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or contact attempt noted within the review period.	Yes	0	71993.51	4	439.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	290052.48	4	1686.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	126788.65	4	714.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	152832.03	5	940.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	4/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	167577.78	4	1017.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		116.67	108.34	111.11	108.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	338264.12	5	1409.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	105.37	103.88	103.38	104.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	56853.91	4	352.14		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	205810.53	4.954	1070.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	108958.25	5	670.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	72579.18	4	492.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	4/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	206107.82	4.375	1076.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact attempts made to the borrower during the review period of 09/XX/2018-8/XX/2019. The borrower has not contacted the servicer during the review period of 9/XX/2018-8/XX/2019. The loan is currently performing.	Yes	0	198732.2	3	791.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	101.34	101.79	99.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to set up a payment with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	67587.07	4	403.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	6/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	30618.43	4.12	244.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		105.44	105.78	107.03	107.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	924850.83	3.513	3749.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or contact attempt noted within the review period.	Yes	0	105587.42	5	439.95		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower arranged payment by phone on 5/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	192016.83	5.25	1055.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		135	100.83	89.12	91.11	1	0	0	0	000100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	10/XX/2005	7/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	212227.41	4	1179.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	131217.26	4	671.51		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact made with the borrower during the review scope. There is no evidence of contact attempts .	Yes	0	99567.52	5	580.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.99	104.99	104.99	104.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	104184.47	4	591.25		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	91319.87	4	541.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 12/XX/10-Modification denied due to incomplete. Borrower does not have paystubs.	Yes	0	170530.62	5	900.26		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		107.02	107.02	107.02	107.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	8/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/19 the borrower promised to pay $1,413.64 on 4/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	177675.75	4.625	969.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.82	103.17	103.36	102.52	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	5/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	332595.6	4.875	1782.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Authorized third party called to request insurance renewal payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	129110.91	5.25	723.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		113.02	109.33	106.65	97.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	12/XX/2018	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	177023.5	4.875	948.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	4/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower one called, the borrower is unable and unwilling to offer a promise to pay. The borrower was interested in mortgage assistance but is unable to complete a financial review during this call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	226616.09	5.25	1334.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	10/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	275527.09	2	856.87	-958.64	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 01/XX/2018.	100	100	100	100	0	0	1	3	000000000000000000005543	No	No	N/A	N/A		No	No	Yes	8/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Escrow Advances			-958.64					Escrow Advances	No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	119082.79	4	505.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	5	000000000000000000099999	No	No	N/A	N/A		No	No	Yes	12/XX/2005	9/XX/2019	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 17-23308.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	100424.25	4.875	443.42		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		123.07	121.19	116.9	116.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	2/XX/2018			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97843.24	6	623.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.01	100.02	100.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or contact attempt noted within the review period.	Yes	0	186913	4.875	1127.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.41	102.57	91.01	102.2	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99624.82	4.25	548.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	95665.43	4.75	495.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	306762.04	5.125	1723.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a fast pay payment in the amount of $475.47
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	63396.79	4.375	282.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	1	1	4	000000000000055543211001	No	No	N/A	N/A		No	No	Yes	4/XX/2007	7/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification completed on 9/XX/18.	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	651355.32	5.05	3423.69		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	5/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, outbound call. The borrower authorized and scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	55320.07	4.635	407.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	8/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	230639.34	4.5	1135.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.49	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	6/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	196628.87	4.5	996		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70110.59	5.408	419.49		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100	100	91.67	3	0	0	0	000000000000000000011001	No	No	N/A	N/A		No	No	Yes	7/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98076.92	4.5	542.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact or contact attempt noted within the review period.	Yes	0	216652.28	2	704.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	54618.31	4.5	271.73		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.49	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	3/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70026.14	4.75	363.82		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		141.67	120.83	102.88	102.16	1	0	0	0	000000000010000000000000	Yes	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	327431.96	5.125	1777.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.5	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	157210.44	4.625	795.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	184184.99	4.625	976.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	100.01	100.01	100.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	235153.73	7.25	1770.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.89	98.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	326086.09	5.5	1813.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		98.1	96.21	95.57	95.26	1	0	0	0	000000000000000001000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	193711.82	4.375	958.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	109849.89	4.5	542		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	5	0	0	0	000000000000000000011111	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	305844.95	4.25	1612.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to request a payoff
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number 18-29346.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	129139.02	3	513.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	97.68	115.44	108.1	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	11/XX/2005	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active		Chapter 13	12/XX/2018	18-29346			No	No								No							No	No	N/A				No																						12/XX/2018		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	111080.74	5.37	864.08		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact noted in the last 12 months. No noted attempts to contact borrower.	Yes	0	59354.76	6.05	500.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.13	101.98	101.74	101.62	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	104472.02	4.875	500.67	-364.3	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.07	101.88	101.25	100.94	1	1	1	8	000000000000021888876543	No	No	N/A	N/A		No	No	Yes	11/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances		Yes	-364.3					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	101020.04	3.9	453.9	-320.16	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 02/XX/2018.	100	100	100	100	0	0	1	4	000000000000000000055543	No	No	N/A	N/A		No	No	Yes	9/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Escrow Advances			-320.16					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-46200.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2010.  A motion for relief was filed 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	95873.94	7.2	938.51		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No							10/XX/2010		No								No							Yes	Yes	N/A	12/XX/2011			No																					0	10/XX/2010		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	183859.48	4.75	938.63		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79320.14	4.25	499.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		183.38	161.7	141.13	130.85	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 19-62286.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2019.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	57740.43	2	190.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	8/XX/2019	Chapter 13		19-62286			No	No								No							No	No	N/A				No																						10/XX/2019		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97959.34	4.125	458.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	175901.23	4.75	957.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	181614.94	9.1	1765.4		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		259.32	209.26	172.84	154.63	1	0	0	0	000000000000000000010000	No	No	UTD	UTD		No	No	Yes	11/XX/2005	7/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	33361.39	4.5	229.56	-356.3	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.26	110.89	107.26	105.94	1	1	1	4	000000000000000006654321	No	No	N/A	N/A		No	No	Yes	11/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-356.3					Escrow Advances	No									No																				No			No
XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	103652.16	4.5	515.01		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	386742.42	4.531	2111.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.8	101.8	101.7	101.49	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	227192.16	4.5	1134.39		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	239326.59	4.39	1178.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65425.05	5.25	485.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	254128.08	3.875	1145.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.	Yes	0	277552.5	4.75	1470.54		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	302156.25	4	1582.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	228754.52	4	1310.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	184692.42	4	1151.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	421997.01	5	2436.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.23	100.12	100.08	100.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	223127.51	5.75	1281.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.5	100.75	97.72	96.2	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	165308.86	5.25	1250.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.8	100.8	100.8	100.8	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	606851.04	4	3659.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000010000000000000000000	Yes	No	N/A	N/A		No	No	Yes	3/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact or attempted contact with the borrower during the review period; however the loan was performing and current during this time.	Yes	0	59882.56	4	352.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	275376.28	4.474	1355.53		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.34	100.01	111.12	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	75545.74	4	509.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	397772.36	4	2278.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment for February and March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	381738.45	4.635	1911.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	5/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No contact attempts being made and no noted contact with borrower during review period.	Yes	0	534005.31	4	2852.25		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	196834.39	4	1049.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	138584.57	4.635	706.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.2	100.13	100.1	1	0	0	0	000000000010000000000000	Yes	No	N/A	N/A		No	No	Yes	4/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99381.36	4	555.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79696.19	4	448.27		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	83.33	100	91.67	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	6/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	325477.72	5.625	1833.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		95.31	94.14	93.75	93.56	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	380544.81	4	2102.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.51	100.76	100.5	100.38	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: The account has been performing for over 12 months and the servicer has not been attempting to contact the borrower.	Yes	0	306339.42	4.635	1761.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		130.67	130.67	130.67	129.79	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	120199.35	5	764.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	294844.46	4.795	1506.54		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called regarding a change of the insurance carrier, once the policy is bound the borrower will have the Agent send the declaration page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	238685.64	4	1099.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	10/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	169209.88	4	966.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.67	100.83	100.56	92.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	336091.9	4.795	1734.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	342510.78	2	1117.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	543247.81	4	2694.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000010000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 09-11805.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	185040.14	4	850.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2006	12/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	6/XX/2009			No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	106463.7	4	617.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	109059.21	4	664.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	22747.56	7.75	475.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact attempts made to the borrower during the review period of 9/XX/2018-8/XX/2019. The borrower has not made any contact attempts. The loan is currently performing.	Yes	0	178592.36	4	990.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	11/XX/2015	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer contacted the borrower to update them on their loss draft check being sent.  The borrower confirmed that it was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 6/XX/2019, the borrower reported water damage that occurred on 2/XX/2019.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	305029.88	2	993.73		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	9/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53355.48	4	308.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	389163.16	5	2137.76		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		137.21	120.06	114.34	102.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	188946.67	4	1213.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	163494.92	3.95	764.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		79.02	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	77152.05	4	432.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	8/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	373485.9	4	2387.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.83	100.56	100.42	1	0	0	0	000000000000000100000000	No	No	UTD	UTD		No	No	Yes	11/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	111094.69	4	770.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Borrower pays on 15th of month through fast pay without direct contact	Yes	0	669091.19	5	4116.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	142542.94	5	871.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	382800.97	5	2130.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	102134.07	4	584.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.43	103.03	103.09	104.41	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	258127.38	4.625	1361.93		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	762344.01	5	4242.34		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	237773.03	5	1251.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	259606.24	4.795	1325.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000010000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	5/XX/2016	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	189649.14	4	802.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	101.48	102.98	94.88	1	1	1	7	000000000000089876543210	No	No	N/A	N/A		No	No	Yes	11/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	317431.25	4.954	1653.08		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71963.17	4	414.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86571.58	5	527.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	162954.91	4.625	819.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	181962.39	4	1175.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	143595.81	5	798.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.05	100.03	100.05	100.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	2/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	156493.46	5	857.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		111.66	93.05	107.58	106.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	219621.84	4	1105.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	65768.99	4.875	344.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	109.67	106.45	104.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	3/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	104004.41	4.5	572.82		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.3	100.15	100.1	100.08	2	0	0	0	000000000000000000001100	No	No	N/A	N/A		No	No	Yes	10/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	36630.93	4	232.18		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	101066.93	4	562.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	6/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact attempts made to the borrower during the review period of 9/XX/2018-8/XX/2019. The borrower has not contacted the servicer during the review period. The loan is currently performing.	Yes	0	221566.38	2	789.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	386856.77	4	1855.88		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		162.08	136.43	127.28	121.7	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2006	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79429.84	4	591.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		149.6	149.6	149.72	149.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	71230.58	4	400.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	12/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	48668.76	4	273.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	49714.59	4	277.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	177006.68	4.954	921.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.08	100.06	100.07	100.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	195696.96	4.635	985.71		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	9/XX/2015	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	169472.2	4.5	834.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number 08-06600.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	155876.07	4.125	739.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	135757.69	4.795	692.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	51351.64	4	295.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.55	100.41	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	166717.88	4	971.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	289791.41	4	1816.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	166581.97	4.75	1071.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.01	100.01	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	67303.01	4	424.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000000001010	No	No	N/A	N/A		No	No	Yes	3/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112523.9	4	641.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-35329.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	231428.83	4.5	1156.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	345258.66	2	1098.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.84	100.56	100.42	0	0	0	8	000000000000000099998765	No	No	UTD	UTD		No	No	Yes	4/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to get copy of check that was sent to insurance company faxed to borrower attention.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	116305	4	627.58		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	111.11	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	154056.05	4	897.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	135714.88	5	816.31		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	358917.88	4	2004.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.99	104.99	104.99	104.99	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2014	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in regarding their inspection related to their hazard claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The subject property sustained hail damage on 7/XX/2017. As of 1/XX/2019, inspection results at 100% had been received and the claim was closed.	Yes	0	231944.3	5	1233.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	1/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	178966.75	5	1102.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid as agreed.	Yes	0	226018.17	5.375	1242.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1201812.27	4.383	5956.89		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	83.33	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-70094.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	169770.16	2	602.52		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						5/XX/2013		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	144275.19	4.474	775.71		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		109.1	109.2	109.23	109.24	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	236793.48	5	1321.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	823947.51	5	5068.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2005	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	495129.55	5	2843.25		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	286433.84	5	1955.66		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	385327.84	5	2009.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		166.67	116.67	107.18	102.43	15	2	0	0	010210100100111111112111	Yes	No	N/A	N/A		No	No	Yes	6/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however it appears the loan has been paid monthly.	Yes	0	227153.67	4.25	1134.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.58	2	0	0	0	000000000001100000000000	Yes	No	N/A	N/A		No	No	Yes	4/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	189776.68	4	1144.95		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.17	100.17	100.18	100.2	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	182425.36	4.795	931.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	154186.76	4	923.34		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		111.91	113.24	121.22	119.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	651788.98	5	3886.45		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.35	100.35	100.35	100.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	486390.62	5	2615.45		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	170324.32	5	1083.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	98518.71	5.25	806.91		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97034.09	7.208	950.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	83954.98	4.5	412.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	5/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	53789.74	5	372.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke to borrower, borrower stated made the payment already. The payment was late due to a payment dispute. The servicer misapplied the payment for January. Declined workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	170058.8	3.5	686.66	-675.94	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	83.33	100	100	1	0	0	0	000000010000000000000000	Yes	No	Payment Disputes	Resolved		No	No	Yes	11/XX/2006	10/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-675.94					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in regards to hazard insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	123837.51	4.625	619.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	5/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted the servicer on 08/XX/2019 to schedule a payment in the amount of $632.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	80968.68	4.5	402.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.05	100.03	100.02	100.01	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	385197.75	5.25	2782.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.99	100.49	100.47	100.45	1	0	0	0	000000000001000000000000	Yes	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58979.05	2	194.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	224096.88	4.625	1153.86		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.01	100.01	100.01	5	0	0	0	000000000000000001111100	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On October 25, 2019, the servicer spoke with the borrower and took a payment. The loan is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	224101.24	3	831.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	6/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	265373.49	4.5	1374.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower in the review period.	Yes	0	195646.95	7.625	1414.74		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.21	100.1	100.07	100.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	123936.45	9.15	1206.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.1	102.19	102.19	101.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	174075.4	9.125	1729.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.56	100.51	100.34	100.25	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	239039.48	4.5	1394.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made payment by phone on 9/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	265363.66	4.7	1420.02		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		101.27	118.23	112.25	109.38	2	0	1	3	000000000000000001104443	No	No	N/A	N/A		No	No	Yes	4/XX/2008	9/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-41700.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	403004.33	2	1523.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	143061.12	2	472.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-42653.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	341916.48	4.5	1764.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	204617.61	3.375	895.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.86	144.39	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	249369.99	3.375	1039.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.43	98.3	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	162282.7	5	888.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made payment by phone on 9/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	244890.22	4.875	1338.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	83.33	88.89	91.67	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	221135.83	2	687.72	-847.62	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 05/XX/2018.	100	100	100	100	0	0	0	8	000000000000000099999999	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Escrow Advances			-847.62					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	360493.14	4.5	1831.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	478853.79	8.85	3536.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.19	100.09	100.06	100.55	3	6	0	0	000000000000001122222210	No	No	UTD	UTD		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-New Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On May 31, 2019, the servicer spoke with the borrower about the account. The borrower made a payment on the account. The account is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	306032.07	4.596	1809.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000001000001000	No	No	UTD	UTD		No	No	Yes	7/XX/2007	10/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-70727.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2012.  A motion for relief was filed 11/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	211222.84	4.5	962.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.93	100.54	100.41	100.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted the servicer on 08/XX/2019 to schedule a payment in the amount of $872.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	77922.28	8.1	686.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000011000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	288721.22	2	908.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.08	100.08	100.05	100.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	295365.64	5	1632.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	192059.76	4.625	1024.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower contact 8/XX/2018 called was advised total amount due, 1/XX/2019 borrower called no options discussed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99885.78	5.25	715.78		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	Yes	1/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	132312.36	4.875	765.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.09	104.09	102.72	102.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	356358.24	4.75	1841		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	8/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 18-23293.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is evidence of reaffirmation.  The proof of claim was filed 10/XX/2018.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	202330.21	2.4	671.27		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100.79	100.98	102.97	102.32	0	0	0	10	000000000000009999999999	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																						10/XX/2018		No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96657.57	2	554.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	120.03	115.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	59198.96	3.75	245.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	6/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	207813.81	5	1087.5		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	109.21	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74174.96	7.532	546.64		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	109.1	1	0	0	0	000000000000010000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	100423.68	4.25	523.3		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	160885.67	5	1258.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower stated they will send their pay stubs for modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	149407.78	5	867.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	8/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower promise to pay $2.43.24 drafting on 05/XX/2019
..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	374893.93	5	1996		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	001000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to update the checking account information. Borrower also authorized a payment for $1545.33, effective 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	128480.66	5.339	975.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		110.25	110.25	110.25	109.4	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	4/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97331.72	2	315.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	208134.3	5	1183.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	128331.75	7.15	934.85		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		114.93	129.33	123.34	110.87	1	0	0	0	000000000000000100000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	170790.62	5.25	985.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower arranged payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	216784.93	4.375	1076.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	101.55	104.13	105.42	1	0	0	0	000000000000000000001000	No	No	Distant Employment Transfer	UTD		No	No	Yes	12/XX/2006	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer spoke with the borrower regarding the 9/XX/18 installment. The borrower could not commit to submitting a payment. The borrower advised that the reason for default was the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	497610.15	4.571	2676.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	6	0	0	000000000000000222212211	No	No	UTD	UTD		No	No	Yes	7/XX/2007	7/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-28761.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	208895.69	3.375	837.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact made with the customer during the review period.	Yes	0	49697.14	4.71	353.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	211785.95	2	695.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2018	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted the servicer on 08/XX/2019 to schedule a payment in the amount of $1,879.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	287608.75	3.885	1332.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	83060.62	3.375	447.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	403095.28	4.25	2257.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70155.45	5.25	513.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	The loan was modified on 06/XX/2018	100	100	100	100	2	1	4	1	000000000000000433332110	No	No	N/A	N/A		No	No	Yes	12/XX/2006	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	148292.12	4.625	753.89		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	10/XX/2016	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	142900.32	4.5	713.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.67	102.34	101.56	101.17	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	12/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	174209.66	5	997.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	119846.77	2	391.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65299.61	4.25	376.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	97303.08	5	518.06		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.01	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Modification effective 11/XX/2016; loan modified by Government plan and previously on 11/XX/2010.	Yes	0	215739.44	4.375	1058.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.7	100.54	100.49	100.47	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	267355.39	2	877.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	0	0	0	000000000000000000001011	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125358.44	4.375	615.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.68	101.35	101.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Borrower pays monthly through fast pay.	Yes	0	253371.24	4	1169.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	147879.28	4.87	1126.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	159877.6	4.75	819.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No evidence of contact within the scope provided. The account is currently performing.	Yes	0	144344.61	3.95	672.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.02	100.03	100.03	100.03	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	4/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99412.4	3.49	693.58		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		136	136	136	135.99	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	139103.95	3.875	626.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000000000000011	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	126318.68	5.12	955.64		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	420518.53	3.875	1981.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	114.99	133.73	132.64	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	465744.38	4.5	2668.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	137813.78	4.25	656.48		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.25	100.15	100.1	99.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	187919.86	8.9	1852.23		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to see if taxes were included in monthly payment.  The call had been misdirected so the borrower was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number 14-22940.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	286299.6	4.5	1415.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.5	1	0	0	0	000000000000000000010000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2019	Yes	11/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	141570.72	4.5	654.1		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 11-10016.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	346435.74	4.125	2419.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.18	102.41	91.08	93.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower contact evident within scope of review, Servicer did not contact borrower.	Yes	0	226769.46	4.925	1718.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There is evidence loan was in foreclosure and was set for foreclosure sale until the loan was placed on hold due to a loss mitigation workout in 2012. Loan was approved for a repayment plan in 2016	Yes	0	63394.91	5.5	554.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	0	0	000000000000000000002100	No	No	N/A	N/A		No	No	Yes	7/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	172416.08	6.999	1255.04		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	60578.59	7	499.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called on 9/XX/19 to advise of insurance company change and premium paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	219747	3	856.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.45	95.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	162047.28	4.53	847.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		112.29	106.93	105.14	103.85	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	330892.35	4.95	2439.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	179656.19	4.375	884.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	315229.68	5	1744.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	166078.26	4.125	895.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.89	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	91497.56	4.12	439.49		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.67	100.84	100.56	100.42	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	342905.69	5	1788.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	97.38	95.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	9/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  A third party authorized person made the last inbound call to request a copy of the insurance to provide to the Condominium association. The Servicer informed it was a master policy and a copy of the policy can be obtained from the condo association.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	168060.25	4.25	933.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.54	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2018	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower arranged payment by phone on 10/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	219704.74	3	815.96		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99851.77	4.25	538.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.09	100.09	100.06	100.05	1	0	0	0	000000000000000001000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	292569.25	5.125	1586.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	4	2	0	000000000000000001223322	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The loan was modified outside of the review scope in 2010.	Yes	0	364701.48	4.75	1890.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	213227.25	3.625	881.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	Yes	10/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	211958.24	5	1215.89		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss pre- approved plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment 9/XX/2018- Natural Disaster deferment. No damage reported.	Yes	0	155315.13	4.375	760.1	-620.66	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	100	100	100	98.85	6	0	0	0	000000000000111110000100	No	No	N/A	N/A		No	No	Yes	6/XX/2007	3/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-620.66					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower contact evident, Servicer did not contact borrower	Yes	0	227683.25	3.875	1006.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		92.43	90.54	89.91	89.6	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	140223.31	4.5	698.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	54071.49	5	286.21		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	7/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	179011.3	4.375	878.77		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019	Loan modified as of 03/2018	100	100	100	100	1	1	0	0	000000000000000000021000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	40017.25	5	317.3		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		109.97	109.97	120.19	115.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower arranged payment by phone on 12/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	12074.86	5.1	66.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.01	100.98	101.34	0	0	0	0	000000000000000000000000	No	No	Curtailment of Income	Resolved		No	No	Yes	7/XX/2007	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	227274.67	4.625	1052.55		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		108.23	106.81	105.38	104.04	0	2	4	5	000000000000066654333322	No	No	N/A	N/A		No	No	Yes	8/XX/2010	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	234055.51	5.25	1278.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	159795.29	4.5	867.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.86	112.5	112.18	112.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	137526.96	4.431	673.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	83.33	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	243528.64	5	1347.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to inquire as to why she is getting follow up calls. The borrower advised she called on 7/30 to inquire about the deferment offer and the previous representative confirmed she would still be due for the 9/1 payment. The borrower was transferred to the EMS department due to complaint.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	111936.39	6.25	880.22	-54.46	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	An adjustment was completed in 8/2019 advancing the due date.	100	83.33	88.89	91.67	8	1	0	0	011110000000000000011112	Yes	No	N/A	N/A		No	No	Yes	9/XX/2007	9/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0	Yes	-54.46		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	402604.87	3.875	2377.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower, made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	87998.3	9.25	850.44		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	Resolved		No	No	Yes	7/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	270148.05	3.255	1138.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	113267.26	4.5	687.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	168357.67	4.75	925.28		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	3/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	124919.58	5	665.86	55.5	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	2	1	4	000000000000000066543221	No	No	N/A	N/A		No	No	Yes	7/XX/2007	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No			N/A							No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	215057.2	4.625	1134.98		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74064.21	2	237.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	123015.99	5.125	732.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	101.52	101.14	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	235237.47	4	1087.76		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 12-24648.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	49900.14	8.3	556.99		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	249.61	199.74	174.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	124328.61	3	481.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	95.36	92.27	90.72	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in regarding setting up new insurance on account; he changed insurance carriers and gave new information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	80458.28	4.25	638.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.5	130.87	121.53	116.8	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	3/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	234255.55	4	1244.68		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	97.74	96.81	95.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	2/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	368240.5	4.574	1837.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.04	100.02	100.01	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	268657.15	5	1453.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	366806.87	4.625	1932.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.63	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is 07/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	601169.18	3.375	2383.45		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower advise will fax over package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	334625.73	2	1099.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.89	100.95	100.63	100.47	1	0	0	0	000000000000000000010000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	5/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No borrower contact evident within the course of review. Servicer did not contact borrower	Yes	0	268240.24	4.375	1395.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	7/XX/2016	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	210179.8	4.125	1005.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.12	100.12	100.09	100.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2007	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	230208.93	4.75	1252.01		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	108.45	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	379642.22	5	2447.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.44	104.97	103.78	95.19	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-25433.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	272880	5.25	1934.11		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.93	96.78	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2007	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number 13-43471.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	70255.72	2	233.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	209818.37	5	1213.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		112.6	113.99	114.82	113.65	2	0	0	0	000000000000000100001000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	164311.84	5	881		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	250046.46	5	1484.7		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 11-38879.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	166979.85	2	619		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	113.46	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	1/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	1195332.32	4.5	5901.15		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.42	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	188871.22	4.5	923.55		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2008	12/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	239099.03	4.795	1220.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.3	100.15	100.1	100.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	8/XX/2015	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	274892.72	4.311	1322.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	220049.05	4.954	1144.72		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	306793.17	5	1644.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	258507.39	4.635	1294.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2008	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer spoke to the borrower who made a promise to pay and cited a payment dispute as the reason for delinquency.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a payment dispute which was resolved during the phone call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	385922.21	4.474	1944.11	-1053.56	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	142.37	139.84	126.56	119.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	6/XX/2019	Yes	6/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances			-1053.56					Escrow Advances	No									No																				No			No
XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Hurricane comments noted on 11/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	Yes	0	280123	5	1726.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	130859.77	4.795	696.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		109.15	111.66	112.49	112.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2008	4/XX/2014	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	465406.21	4.795	2375.41		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	224945.94	4.474	1105.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2008	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	126028.93	5.25	874.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019	Loan modified as of 03/2018	100	100	100	100	2	1	1	3	000000000000001000654321	No	No	N/A	N/A		No	No	Yes	10/XX/2008	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	34164.54	5	342.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2003	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	66280.43	5.25	379.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		121.18	117.65	120.07	120.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	51567.18	4.927	396.9		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	100.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	41713.95	2	149.2		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		102.27	117.8	111.98	109.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2003	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	147633.81	4.983	1169.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		116.84	109.72	107.34	104.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	97629.18	4.154	757.79		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	168677.84	3.375	754.35		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	98.86	153.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	92522.14	2	303.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	41395.63	4	323.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		115.47	115.47	115.47	115.47	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	80377.99	4.366	639.81		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		103.35	91.89	95.27	99.82	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74447.63	4.682	600.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	33671.62	4.876	271.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	64834.96	4	496.82		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number 10-62555.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86635.8	5.5	590.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	83.33	88.89	83.33	1	1	0	0	000000000000021000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	23890.42	4	161.59	-17.24	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0		-17.24					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	96618.91	2	315.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2003	8/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	78022.9	4.974	655.78		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.13	88.1	93	95.8	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	202130.32	4.875	1121.96		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	38478.09	5	337.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2007	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	39521.3	4.045	309.53		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	9/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	165038.67	4.252	1418.57		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		107.05	107.05	107.05	107.05	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	55838.57	5	492.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	10/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89493.99	4.469	697.5		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	75130.2	4.682	593.24		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	28571.49	4.263	223.27		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2004	11/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	140072.22	4.628	1106.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2004	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	258404.79	4	1820.59		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	42656.61	2	142.45		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	100	100	100	2	0	0	0	000100000000000000000100	Yes	No	N/A	N/A		No	No	Yes	9/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no attempts to contact the borrower during the 12 month review. The loan is performing.	Yes	0	122680.98	4.322	674.87		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	102.47	103.13	102.35	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2005	1/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	51930.42	4.825	412.39		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2004	2/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	99863.39	4.635	499.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2004	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	91702.86	4	635.69		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2004	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	103971.07	4.813	827.97		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	80364.18	4.058	604.14		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	54810.06	4	369.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	82577.13	4	540.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.01	131.21	120.83	115.64	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no attempts to contact the borrower during the 12 month review. The loan is performing.	Yes	0	84828.07	4	613.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	4/XX/2017	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	168262.64	4.625	841.31		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2004	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	99026.1	4.639	771.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to discuss their insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	58778.7	4.299	445.34		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/XX/2004	10/XX/2019	Yes	9/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	233899.88	2	720.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	100	1	1	1	4	000000000000006654321000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no Borrower contact, no contact attempts during Review.	Yes	0	163818.63	5.125	1023.16		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party expressed interested in mortgage assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	101233.75	4.75	516.6		9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019		66.67	84.08	100.73	100.55	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2004	9/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	237474.5	5	1575.4		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		133.6	117.18	111.71	108.91	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: From 09/XX/2018 - 08/XX/2019 there was no contact with the Borrower. The loan is currently Performing.	Yes	0	80193.4	4.5	455.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	392026.18	5.125	2112.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	2	0	0	0	000000000000010000100000	No	No	UTD	UTD		No	No	Yes	7/XX/2004	9/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	123306.98	8.875	1222.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	99.62	98.98	98.34	4	0	0	0	000000010011000100000000	Yes	No	UTD	UTD		No	No	Yes	9/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018, the borrower was contacted and stated that the payment that was due at that time would be made during the grace period and hung up.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A modification was completed on 08/XX/2011. The borrower's son died in 2011, and then the borrower died on 12/XX/2017. The other borrower is not deceased and is keeping the loan current.	Yes	0	255483.87	4.625	1347.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	1	0	0	000000000000000000010002	No	No	N/A	N/A		No	No	Yes	9/XX/2005	6/XX/2019	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower indicated would make a payment on 3/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	55230.3	4.5	297.34		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		174.37	165.06	137.87	142.29	2	0	0	0	000000000001000000100000	Yes	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	Yes	3/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	137598.61	5	573.33		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	11/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to the borrower regarding the notice of violation received on the property and the hearing scheduled for 2/XX/2019. The borrower stated the property was inspected and was given a list of items that needed to be completed, but will not be able to start the work until after the scheduled hearing. The borrower plans to attend the hearing to discuss with the court the timeline for the repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	31717.66	4.375	173.8		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	Yes	12/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number 10-17657.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is evidence of reaffirmation.  the details of the bankruptcy were not evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	217356.92	4.25	1054.19		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	99.87	2	0	0	0	000000000000000000000101	No	No	N/A	N/A		No	No	Yes	1/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no Borrower contact during Review Period.	Yes	0	130259.1	4.5	900.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	89965.63	4.5	766.88		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	534.66	389.77	317.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2001	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period. The loan was current and performing during the entire review period.	Yes	0	28945.74	7.038	246.22		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	5	1	3	000000000000005543222221	No	No	N/A	N/A		No	No	Yes	4/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	219305.21	4.625	1150.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2009	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	193619.58	2	605.65	-511.1	9/XX/2019	8/XX/2019	7/XX/2019	8/XX/2019	The loan was modified in 9/2017.	66.67	83.33	88.89	91.67	4	2	0	0	000000000000000221111000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No	Escrow Advances	0	Yes	-511.1		0			Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	177330.1	4.5	890.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		111.23	111.23	111.23	101.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	2/XX/2009	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised that the hardship of reduced income has been resolved.  The customer made a payment of $1,959.06 effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	190002.51	4.202	870.01		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	95.7	93.55	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2008	10/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make two payments on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated 02/XX/2019, the borrower had a fire damage claim with a loss date of 12/XX/2017. Funds were released in the amount of $16,302.71 as a 100% completion inspection was received. No indication of further property damage notated.	Yes	0	153375.73	5.5	1201.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		66.67	100	100	100	1	0	0	0	010000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	1/XX/2009	9/XX/2019	Yes	5/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no Borrower contact, no contact attempts during Review.	Yes	0	177528.23	4.75	976.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.68	100.34	100.23	100.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2009	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	101833.75	4.25	557.13		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	410594.81	4.125	1975.4		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	1/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	132097.27	4.5	710.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	120.68	113.79	110.34	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2008	3/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	284232.92	3.95	1334.92		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	4/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no contact attempts, no Borrower contact during Review.	Yes	0	117676.95	4.25	939.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	96357.6	8.25	966.02		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2004	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	182323.76	3.95	900.36		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	76304.66	3.5	313.79		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100.12	111.91	113.99	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2004	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 10-22176.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	164179.16	5	932.67		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: No Borrower contact during Review Period, performing loan.	Yes	0	69909.47	8.5	537.12		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2002	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	29116.61	4.25	151.2		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100.46	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2002	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no Borrower contact during Review.	Yes	0	199556.7	4.875	810.9	-888.7	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		104.2	102.25	101.61	101.29	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances	0		-888.7					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to borrower on 10/XX/2018, called in to let us know that her husband passed away and she needs assistance she will be applying soon.  Spoke to borrower on 3/XX/2019, 2 payments past due, customer will make payment on 3/XX/2019 IAO $800.  Borrower accepted payment plan. Spoke to borrower on 4/XX/2019 unable to offer a promise to pay.  Spoke to borrower on 4/XX/2019, she is unable/unwilling to offer a promise to pay, stated she will be making the payment.  Requested to stop all calls.  This was the last contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Loan shows status as Performing/Discharge, unable to locate any information on discharge in comments. Also borrower spouse passed away, but there is no mention that he was on loan, there was no other information other than this was a reason for hardship.	Yes	0	87816.4	3.5	355.85		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	130.78	120.52	107.05	6	0	0	0	000000111110010000000000	Yes	No	N/A	N/A		No	No	Yes	11/XX/2002	10/XX/2019	Yes	4/XX/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	292858.56	5	1561.93		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.41	102.41	102.41	101.81	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	64918.59	4.75	442.68		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		145.18	145.18	140.16	137.65	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower advised interested in assistance on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	65535.16	5.125	440.29		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100.03	100.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2006	10/XX/2019	Yes	2/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The last contact was made on 10/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	112852.07	4.625	571.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	8/XX/2005	10/XX/2019	Yes	10/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	101969.29	4.875	633.97	969.33	10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019	Velocity verified correct	126.29	126.29	123.35	120.7	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no Borrower contact during Review.	Yes	0	95750.01	4.625	522.71		11/XX/2019	10/XX/2019	8/XX/2019	8/XX/2019		244.34	186.09	160.3	157.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	6/XX/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 12/XX/2018 to report a claim for a roof leak. Funds of $4,588.69 was received on 1/XX/2019. Payment of $1,134.90 was sent to the borrower on 1/XX/2019. No status updates were provided for the repairs.  The damage repair amount is estimated at $4,588.69.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	204967.13	3.5	827.65		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	260767.6	3	968.6		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2006	4/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	128615.18	4.5	697.53		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	105598.85	4.75	608.63		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000000000000100000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Performing loan, no Borrower contact during Review.	Yes	0	89942.68	4.75	467.47		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2006	5/XX/2019	No		No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	59185.46	5.25	454.77		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	010000000000000000000000	Yes	No	N/A	N/A		No	No	Yes	9/XX/2005	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	82789.4	4.75	488.08		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		136.25	118.9	113.14	110.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	2/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: From 09/XX/2018 - 08/XX/2019 there was no contact with the Borrower. The loan is currently Performing.	Yes	0	82856.07	3	340.91		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	141.93	123.31	114	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	6/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	98052.03	4.125	521.56		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		102.94	103.16	105.31	106.24	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	74928.46	4.875	456.08		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An insurance claim was filed for damages. A loss draft check in the amount of $4,139.41 was received on 07/XX/2019 for claim #FL170153795E317. Repairs were made and the claim closed on 08/XX/2019.	Yes	0	114010.85	4.275	584.84		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	117955.8	8.25	1172.31	-217.66	9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	99.24	98.86	1	0	0	0	000000000001000000000000	Yes	No	N/A	N/A		No	No	Yes	9/XX/2005	8/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	Escrow Advances		Yes	-217.66					Escrow Advances	No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	92010.26	7.238	842.51		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2004	9/XX/2012	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	111788.46	6.25	922.47		10/XX/2019	9/XX/2019	8/XX/2019	8/XX/2019		138.98	121.17	114.65	111.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	6/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	93847.38	4.5	663.83		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100.01	100.02	100.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	168615.24	4.5	841.37		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	111.11	100	2	0	0	0	000000000100010000000000	Yes	No	N/A	N/A		No	No	Yes	2/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	79832.65	6.6	700.05		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	111.9	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	3/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	58233.73	4	315.7		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		133.33	116.67	100	100	5	0	0	0	001110110000000000000000	Yes	No	N/A	N/A		No	No	Yes	4/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	284216.24	5.25	1647.94		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.04	100.04	100.04	100.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	7/XX/2007	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	327473.72	4.75	1311.32		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		156.27	128.14	118.76	114.07	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	9/XX/2006	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	86079.03	4.875	511.62		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.94	100.94	100.8	100.71	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2008	7/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called with questions about name change package/assumption package. 10/XX/19 Spoke with Borrower 1, Borrower unwilling to offer a promise to pay.  The call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	51938.27	5	338.43		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	101.01	100.95	101.59	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	Yes	10/XX/2019	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	50443.35	4.375	299.09		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	11	0	0	0	000000000000011111111111	No	No	N/A	N/A		No	No	Yes	12/XX/2007	10/XX/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No										No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower within the scope of the assignment; however, it appears the loan is being paid as agreed.	Yes	0	66171.79	6.6	576.46		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	5/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	67017.35	3.95	416.71		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	75736.43	6.615	486.59		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	8/XX/2005	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	73356.79	4.546	556.61		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100.18	100.18	100.18	100.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	1/XX/2005	5/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 16-82114.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.	Yes	0	48488.66	8.625	476.17		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		101.67	100.86	101.05	100.61	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	4/XX/2005	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.	Yes	0	91616.3	6.25	786.18		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	1	0	0	0	000000001000000000000000	Yes	No	N/A	N/A		No	No	Yes	1/XX/2008	9/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.	Yes	0	52620.49	7.7	491.26		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	100	100	3	1	0	0	000000000000000000021110	No	No	N/A	N/A		No	No	Yes	10/XX/2005	10/XX/2019	Yes	8/XX/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	125434.71	3.37	534.75		9/XX/2019	8/XX/2019	8/XX/2019	8/XX/2019		100	100	88.89	91.67	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/XX/2008	10/XX/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																								No									No																				No			No